UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant: Vanguard Charlotte Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016 – April 30, 2017

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2017

Vanguard Total International Bond

Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	122
Trustees Approve Advisory Arrangement.	124
Glossary.	126

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• The return of Vanguard Total International Bond Index Fund was slightly negative for the six months ended April 30, 2017. That performance was in line with that of its benchmark (–0.12%) after taking expenses into account but behind the average return of its peers (+0.45%).

• Demand for bonds was buoyed by the prospect of a more protectionist trade stance by the new U.S. administration, political uncertainties in Europe, and the United Kingdom’s upcoming exit from the European Union. On the other hand, monetary policy generally remained accommodative and economic data from Europe, China, and Japan was solid.

• Among the largest constituents of the index, the United Kingdom and Germany produced positive returns, but those of France, Italy, and Spain were negative. Japan, which makes up almost one-quarter of the index, was also in the red.

• By sector, corporate bonds held up much better than their non-corporate and government counterparts.

Total Returns: Six Months Ended April 30, 2017
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	0.69%	1.18%	-1.45%	-0.27%
ETF Shares	0.74
Market Price				-0.44
Net Asset Value				-0.27
Admiral™ Shares	0.74	1.20	-1.45	-0.25
Institutional Shares	0.77	1.22	-1.45	-0.23
Bloomberg Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)				-0.12
International Income Funds Average				0.45

International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.15%	0.12%	0.12%	0.07%	1.01%

The fund expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the fund’s annualized expense ratios were 0.15% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: International Income Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
			Total Returns
		Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated by the allocations of a globally diversified, market-capitalization-weighted index fund.

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.

Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters Datastream, and FactSet.

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

F. William McNabb III

Chairman and Chief Executive Officer

May 12, 2017

Total International Bond Index Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VTIBX	BNDX	VTABX	VTIFX
Expense Ratio[1]	0.15%	0.12%	0.12%	0.07%
30-Day SEC Yield	0.69%	0.74%	0.74%	0.77%

Financial Attributes

		Bloomberg
		Barclays GA
		ex-USD
		Float Adj
		RIC Capped Idx
	Fund	(USD Hedged)

Number of Bonds	4,462	8,665

Yield to Maturity
(before expenses)	0.8%	0.8%

Average Coupon	2.2%	2.6%

Average Duration	7.8 years	7.7 years

Average Effective
Maturity	9.3 years	9.2 years

Short-Term
Reserves	1.8%	—

Volatility Measures
Bloomberg
Barclays GA
ex-USD
Float Adj
RIC Capped Idx
(USD Hedged)
R-Squared	0.99
Beta	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Credit Quality (% of portfolio)

Aaa	22.3%
Aa	27.5
A	30.7
Baa	19.5

Sector Diversification (% of portfolio)
Asset-Backed	0.1%
Finance	5.3
Foreign Government	81.9
Industrial	6.0
Utilities	1.1
Other	5.6

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.1%
1 - 3 Years	19.5
3 - 5 Years	20.5
5 - 10 Years	30.6
10 - 20 Years	17.3
20 - 30 Years	8.6
Over 30 Years	2.4

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.15% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.07% for Institutional Shares.

Total International Bond Index Fund

Market Diversification (% of equity exposure)

Europe
France	11.7%
Germany	10.0
United Kingdom	8.1
Italy	8.0
Spain	5.4
Netherlands	2.9
Belgium	2.3
Switzerland	1.5
Sweden	1.3
Austria	1.3
Other	3.1
Subtotal	55.6%
Pacific
Japan	22.3%
Australia	2.8
South Korea	2.7
Other	0.8
Subtotal	28.6%
Emerging Markets	3.5%
North America
Canada	5.6%
United States	2.6
Subtotal	8.2%
Middle East	0.3%
Other	3.8%

Allocation by Region (% of portfolio)

Investment Focus

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2013, Through April 30, 2017
				Bloomberg
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	1.52	4.60	6.12	6.46
2015	1.51	1.53	3.04	3.38
2016	1.52	3.86	5.38	5.70
2017	1.18	-1.45	-0.27	-0.12
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	5/31/2013	1.15%	1.63%	2.05%	3.68%
ETF Shares	5/31/2013
Market Price		1.13			3.77
Net Asset Value		1.13			3.70
Admiral Shares	5/31/2013	1.14	1.67	2.04	3.71
Institutional Shares	5/31/2013	1.18	1.73	2.05	3.78

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Australia (2.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	1,000	1,092
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	7,000	7,903
Australia & New Zealand Banking Group Ltd.	1.375%	9/4/18	EUR	2,000	2,227
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	6,191
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	2,000	1,648
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	4,000	4,483
Commonwealth Bank of Australia	1.375%	1/22/19	EUR	5,000	5,601
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	11,000	13,650
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,459
National Australia Bank Ltd.	0.875%	11/16/22	EUR	5,000	5,625
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	10,891
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	803
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	5,929
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,207
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	724
National Australia Bank Ltd.	5.000%	3/11/24	AUD	4,000	3,301
Westpac Banking Corp.	0.625%	1/14/22	EUR	10,000	11,133
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,273
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,000	8,063
Westpac Banking Corp.	2.125%	7/9/19	EUR	2,500	2,862
Westpac Banking Corp.	5.250%	11/21/23	AUD	2,000	1,673
					100,738
Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	1,500	1,178
APT Pipelines Ltd.	1.375%	3/22/22	EUR	300	336
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	9,313
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,458
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	724
Asciano Finance Ltd.	5.250%	5/19/25	AUD	5,000	3,834
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,396
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,600	2,873
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	4,950
Australia & New Zealand Banking Group Ltd.	3.750%	7/25/19	AUD	4,000	3,074
Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	14,000	16,087
BHP Billiton Finance Ltd.	2.125%	11/29/18	EUR	8,800	9,916
BHP Billiton Finance Ltd.	2.250%	9/25/20	EUR	1,000	1,165
BHP Billiton Finance Ltd.	3.000%	3/30/20	AUD	5,140	3,882

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	643
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	5,000	7,164
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	12,700	16,558
BHP Billiton Finance Ltd.	3.750%	10/18/17	AUD	1,000	754
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	3,100	5,046
1 BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	1,200	1,775
Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,497
Commonwealth Bank of Australia	1.625%	2/4/19	EUR	2,000	2,243
1 Commonwealth Bank of Australia	2.000%	4/22/27	EUR	10,000	11,261
Commonwealth Bank of Australia	2.250%	12/7/18	GBP	2,360	3,136
Commonwealth Bank of Australia	3.750%	10/18/19	AUD	10,000	7,662
Commonwealth Bank of Australia	4.250%	1/25/18	AUD	1,000	759
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	4,279
Commonwealth Bank of Australia	5.150%	4/9/20	CAD	6,989	5,596
Macquarie Bank Ltd.	1.125%	1/20/22	EUR	500	559
Macquarie Bank Ltd.	2.500%	9/18/18	EUR	400	451
Macquarie Bank Ltd.	3.250%	3/3/20	AUD	1,000	756
Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,404
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	1,902
National Australia Bank Ltd.	0.350%	9/7/22	EUR	10,000	10,809
National Australia Bank Ltd.	0.875%	1/20/22	EUR	18,000	20,022
National Australia Bank Ltd.	1.000%	4/17/20	CHF	1,000	1,041
National Australia Bank Ltd.	1.125%	11/10/21	GBP	600	785
National Australia Bank Ltd.	1.875%	2/20/20	GBP	3,500	4,663
National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	6,948
1 National Australia Bank Ltd.	2.000%	11/12/24	EUR	2,000	2,239
National Australia Bank Ltd.	4.000%	5/23/18	AUD	5,000	3,813
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	7,164
National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,224
National Australia Bank Ltd.	5.125%	12/9/21	GBP	4,000	6,118
1 National Australia Bank Ltd.	7.125%	6/12/23	GBP	200	275
National Capital Trust I	5.620%	9/29/49	GBP	1,801	2,452
Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	359
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,200	2,546
Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	6,500	5,197
Qantas Airways Ltd.	7.500%	6/11/21	AUD	8,500	7,238
Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,230	1,078
1 QBE Capital Funding IV Ltd.	7.500%	5/24/41	GBP	1,000	1,458
QPH Finance Co. Pty Ltd.	5.750%	7/29/20	AUD	780	629
Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	377
Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	7,941
Scentre Group Trust 1	2.250%	7/16/24	EUR	3,598	4,242
Scentre Group Trust 1	4.500%	9/8/21	AUD	1,600	1,250
Scentre Group Trust 1 / Scentre Group Trust 2	2.375%	4/8/22	GBP	3,000	4,071
Scentre Group Trust 2	3.250%	9/11/23	EUR	6,273	7,827
Scentre Management Ltd.	1.500%	7/16/20	EUR	5,000	5,648
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	10,600	11,597
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	10,000	12,101
Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	127
Telstra Corp. Ltd.	4.000%	9/16/22	AUD	1,000	781
Telstra Corp. Ltd.	4.500%	11/13/18	AUD	6,000	4,622
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,435
Vicinity Centres	3.375%	4/7/26	GBP	1,259	1,797
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	567
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,606

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Wesfarmers Ltd.	3.660%	11/18/20	AUD	1,400	1,072
Wesfarmers Ltd.	4.750%	3/12/20	AUD	10,000	7,885
Westpac Banking Corp.	0.875%	2/16/21	EUR	15,000	16,809
Westpac Banking Corp.	3.250%	1/22/20	AUD	10,000	7,612
Westpac Banking Corp.	4.125%	5/25/18	EUR	8,000	9,133
Westpac Banking Corp.	5.000%	10/21/19	GBP	500	715
Woolworths Ltd.	6.000%	3/21/19	AUD	2,900	2,306
					340,210
Sovereign Bonds (2.2%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	4,042
Commonwealth Bank of Australia	1.125%	12/22/21	GBP	1,800	2,350
Commonwealth of Australia	1.750%	11/21/20	AUD	75,000	55,847
Commonwealth of Australia	2.000%	12/21/21	AUD	45,000	33,595
Commonwealth of Australia	2.250%	5/21/28	AUD	32,000	22,970
Commonwealth of Australia	2.750%	10/21/19	AUD	122,000	93,592
Commonwealth of Australia	2.750%	4/21/24	AUD	98,800	75,842
Commonwealth of Australia	2.750%	11/21/27	AUD	10,000	7,559
Commonwealth of Australia	2.750%	6/21/35	AUD	28,365	20,108
Commonwealth of Australia	3.000%	3/21/47	AUD	35,000	23,626
Commonwealth of Australia	3.250%	10/21/18	AUD	27,800	21,309
Commonwealth of Australia	3.250%	4/21/25	AUD	182,790	144,588
Commonwealth of Australia	3.250%	4/21/29	AUD	110,000	86,526
Commonwealth of Australia	3.250%	6/21/39	AUD	20,000	14,825
Commonwealth of Australia	3.750%	4/21/37	AUD	41,000	33,038
Commonwealth of Australia	4.250%	4/21/26	AUD	220,500	187,857
Commonwealth of Australia	4.500%	4/15/20	AUD	119,350	96,257
Commonwealth of Australia	4.500%	4/21/33	AUD	42,000	37,507
Commonwealth of Australia	4.750%	4/21/27	AUD	74,351	66,225
Commonwealth of Australia	5.250%	3/15/19	AUD	48,940	39,050
Commonwealth of Australia	5.500%	4/21/23	AUD	50,600	44,802
Commonwealth of Australia	5.750%	5/15/21	AUD	62,540	53,667
Commonwealth of Australia	5.750%	7/15/22	AUD	102,322	90,264
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	40,000	29,817
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	15,427
New South Wales Treasury Corp.	4.000%	4/8/21	AUD	10,000	8,010
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	8,000	6,498
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,000	4,092
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	17,000	14,748
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	4,176
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	34,000	29,758
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	2,901
2 Queensland Treasury Corp.	2.750%	8/20/27	AUD	18,000	12,952
2 Queensland Treasury Corp.	3.250%	7/21/26	AUD	18,500	14,073
2 Queensland Treasury Corp.	3.250%	7/21/28	AUD	23,000	17,229
2 Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	35,119
2 Queensland Treasury Corp.	4.750%	7/21/25	AUD	42,000	35,670
Queensland Treasury Corp.	5.500%	6/21/21	AUD	22,000	18,544
Queensland Treasury Corp.	5.750%	7/22/24	AUD	10,000	8,932
Queensland Treasury Corp.	6.000%	7/21/22	AUD	25,000	21,938
Queensland Treasury Corp.	6.250%	2/21/20	AUD	45,000	37,553
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,280
SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,472
SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	4,000	3,228
South Australian Government Financing Authority	1.500%	9/22/22	AUD	20,000	14,196
South Australian Government Financing Authority	2.750%	4/16/25	AUD	11,000	8,123

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
South Australian Government Financing Authority	4.250%	11/20/23	AUD	5,000	4,081
South Australian Government Financing Authority	4.750%	8/6/19	AUD	7,500	5,968
South Australian Government Financing Authority	5.000%	5/20/21	AUD	10,000	8,291
Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,000	6,812
Treasury Corp. of Victoria	3.000%	10/20/28	AUD	8,000	5,931
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	25,000	19,750
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	8,964
Treasury Corp. of Victoria	5.500%	11/17/26	AUD	15,000	13,721
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	8,379
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	22,000	19,543
Western Australian Treasury Corp.	2.500%	7/22/20	AUD	59,000	44,559
Western Australian Treasury Corp.	2.500%	7/23/24	AUD	10,000	7,210
Western Australian Treasury Corp.	2.750%	10/20/22	AUD	25,000	18,812
Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	10,235
Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	12,564
Westpac Banking Corp.	0.750%	7/22/21	EUR	10,000	11,205
					1,810,207
Total Australia (Cost $2,325,873)					2,251,155
Austria (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft
und Oesterreichische Postsparkasse AG	1.875%	9/18/19	EUR	500	571
Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,779
Erste Group Bank AG	3.500%	2/8/22	EUR	600	760
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,506
HYPO NOE Gruppe Bank AG	3.000%	5/9/22	EUR	2,000	2,477
KA Finanz AG	1.625%	9/25/18	EUR	2,000	2,234
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	375
Raiffeisenlandesbank Niederoesterreich-Wien AG	1.750%	10/2/20	EUR	1,700	1,965
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	553
UniCredit Bank Austria AG	1.250%	7/30/18	EUR	500	555
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	5,740
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,277
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,518
					29,310
Corporate Bonds (0.0%)
Erste Group Bank AG	0.625%	1/19/23	EUR	4,000	4,461
JAB Holdings BV	1.750%	5/25/23	EUR	700	790
OMV AG	3.500%	9/27/27	EUR	2,400	3,177
OMV AG	4.250%	10/12/21	EUR	1,000	1,279
1 OMV AG	5.250%	12/29/49	EUR	1,450	1,755
1 OMV AG	6.250%	12/29/49	EUR	3,050	3,858
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,112
Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	637
1 UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,000	3,790
1 Vienna Insurance Group AG Wiener
Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,523
					27,382
Sovereign Bonds (1.3%)
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	1.375%	4/9/21	EUR	7,000	8,067
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/11/32	EUR	500	653

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,575
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,686
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	4.375%	7/8/19	EUR	11,000	13,229
Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,541
3 Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,585
HYPO NOE Gruppe Bank AG	0.500%	9/11/20	EUR	10,000	11,039
3 KA Finanz AG	0.375%	8/11/20	EUR	10,900	12,078
3 Kaerntner Ausgleichszahlungs-Fonds	0.000%	1/14/32	EUR	20,000	18,634
3 OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	7,950
3 OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	12,224
3 OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	3,717
3 OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	9,798
3 OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,374
3 OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,465
3 OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,257
3 Oesterreichische Kontrollbank AG	2.000%	12/17/18	GBP	2,000	2,655
3 Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	3,728
3 Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	10,610	12,890
3 Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	4,500	6,058
2 Republic of Austria	0.000%	7/15/23	EUR	75,000	81,630
2 Republic of Austria	0.250%	10/18/19	EUR	19,400	21,541
2 Republic of Austria	0.500%	4/20/27	EUR	40,000	43,128
2 Republic of Austria	0.750%	10/20/26	EUR	120,000	133,682
2 Republic of Austria	1.150%	10/19/18	EUR	14,250	15,924
2 Republic of Austria	1.200%	10/20/25	EUR	30,000	34,948
2 Republic of Austria	1.500%	2/20/47	EUR	9,000	9,840
2 Republic of Austria	1.500%	11/2/86	EUR	24,071	23,098
2 Republic of Austria	1.650%	10/21/24	EUR	36,500	44,001
2 Republic of Austria	1.950%	6/18/19	EUR	60,000	68,877
2 Republic of Austria	2.400%	5/23/34	EUR	24,600	32,509
2 Republic of Austria	3.150%	6/20/44	EUR	23,180	35,163
2 Republic of Austria	3.400%	11/22/22	EUR	30,000	39,084
2 Republic of Austria	3.500%	9/15/21	EUR	40,000	50,862
2 Republic of Austria	3.650%	4/20/22	EUR	53,000	68,869
2 Republic of Austria	3.900%	7/15/20	EUR	20,450	25,409
2 Republic of Austria	4.150%	3/15/37	EUR	40,000	66,733
2 Republic of Austria	4.350%	3/15/19	EUR	25,000	29,758
2 Republic of Austria	4.850%	3/15/26	EUR	20,000	30,164
Republic of Austria	6.250%	7/15/27	EUR	14,750	25,321
					1,024,744
Total Austria (Cost $1,111,977)					1,081,436
Belgium (2.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Belfius Bank SA/NV	0.625%	10/14/21	EUR	11,000	12,279
Belfius Bank SA/NV	1.250%	1/28/19	EUR	2,000	2,236
Belfius Bank SA/NV	1.375%	6/5/20	EUR	11,500	13,100
Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,000	3,617
KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,540
KBC Bank NV	1.000%	2/25/19	EUR	1,000	1,115
KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,403
					41,290

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.2%)
Anheuser-Busch InBev SA/NV	0.625%	3/17/20	EUR	15,000	16,631
Anheuser-Busch InBev SA/NV	0.875%	3/17/22	EUR	11,900	13,322
Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	15,620	17,802
Anheuser-Busch InBev SA/NV	1.875%	1/20/20	EUR	3,000	3,433
Anheuser-Busch InBev SA/NV	2.000%	12/16/19	EUR	750	860
Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	16,000	18,480
Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	15,500	18,497
Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,000	5,026
Anheuser-Busch InBev SA/NV	4.000%	6/2/21	EUR	5,000	6,289
Anheuser-Busch InBev SA/NV	4.000%	9/24/25	GBP	6,000	9,066
Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	800	1,594
1 Argenta Spaarbank NV	3.875%	5/24/26	EUR	15,200	17,660
Belfius Bank SA/NV	2.250%	9/26/18	EUR	5,000	5,621
Belfius Bank SA/NV	3.125%	5/11/26	EUR	1,700	1,934
Delhaize Le Lion / De Leeuw BV	3.125%	2/27/20	EUR	300	355
KBC Bank NV	0.375%	9/1/22	EUR	32,000	35,273
KBC Group NV	0.750%	10/18/23	EUR	13,200	14,182
KBC IFIMA SA	2.125%	9/10/18	EUR	5,500	6,172
Solvay SA	1.625%	12/2/22	EUR	300	343
Solvay SA	2.750%	12/2/27	EUR	300	366
					192,906
Sovereign Bonds (2.0%)
4 Dexia Credit Local SA	0.200%	7/31/18	EUR	4,000	4,381
4 Dexia Credit Local SA	0.250%	3/19/20	EUR	10,000	10,983
4 Dexia Credit Local SA	0.625%	1/21/22	EUR	7,000	7,754
4 Dexia Credit Local SA	0.750%	1/25/23	EUR	8,000	8,842
4 Dexia Credit Local SA	0.875%	9/7/21	GBP	3,000	3,859
4 Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	19,344
4 Dexia Credit Local SA	1.375%	9/18/19	EUR	5,000	5,640
4 Dexia Credit Local SA	1.625%	10/29/18	EUR	3,000	3,358
4 Dexia Credit Local SA	2.000%	6/17/20	GBP	5,000	6,702
4 Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	4,027
Eandis CVBA	1.750%	12/4/26	EUR	6,000	7,003
Eandis CVBA	4.500%	11/8/21	EUR	1,500	1,940
Eandis System Operator SCRL	2.875%	10/9/23	EUR	1,000	1,247
2 Kingdom of Belgium	0.200%	10/22/23	EUR	30,000	32,929
2 Kingdom of Belgium	0.800%	6/22/25	EUR	62,000	69,374
2 Kingdom of Belgium	0.800%	6/22/27	EUR	74,200	80,959
2 Kingdom of Belgium	1.000%	6/22/26	EUR	96,364	108,623
2 Kingdom of Belgium	1.000%	6/22/31	EUR	63,000	67,419
Kingdom of Belgium	1.125%	12/21/18	GBP	4,000	5,234
Kingdom of Belgium	1.250%	6/22/18	EUR	33,000	36,707
2 Kingdom of Belgium	1.600%	6/22/47	EUR	15,000	15,690
2 Kingdom of Belgium	1.900%	6/22/38	EUR	40,000	47,018
2 Kingdom of Belgium	2.150%	6/22/66	EUR	45,000	49,813
Kingdom of Belgium	2.250%	6/22/23	EUR	69,500	86,343
2 Kingdom of Belgium	2.250%	6/22/57	EUR	10,000	11,643
2 Kingdom of Belgium	2.600%	6/22/24	EUR	80,000	101,689
Kingdom of Belgium	3.000%	9/28/19	EUR	24,000	28,403
2 Kingdom of Belgium	3.000%	6/22/34	EUR	41,970	58,125
2 Kingdom of Belgium	3.750%	9/28/20	EUR	102,342	127,715
Kingdom of Belgium	3.750%	6/22/45	EUR	19,000	30,302
Kingdom of Belgium	4.000%	3/28/19	EUR	80,000	94,831
Kingdom of Belgium	4.000%	3/28/22	EUR	28,950	38,210

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kingdom of Belgium	4.000%	3/28/32	EUR	33,000	50,201
2 Kingdom of Belgium	4.250%	9/28/21	EUR	61,000	80,033
Kingdom of Belgium	4.250%	9/28/22	EUR	80,000	108,078
2 Kingdom of Belgium	4.250%	3/28/41	EUR	47,250	79,584
2 Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	10,299
2 Kingdom of Belgium	5.000%	3/28/35	EUR	41,000	71,806
Kingdom of Belgium	5.500%	3/28/28	EUR	23,000	37,571
Proximus SADP	2.375%	4/4/24	EUR	3,100	3,735
					1,617,414
Total Belgium (Cost $1,890,978)					1,851,610
Bermuda (0.0%)
Corporate Bond (0.0%)
Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,418
Total Bermuda (Cost $2,665)					2,418
Brazil (0.0%)
Corporate Bonds (0.0%)
BRF SA	2.750%	6/3/22	EUR	2,440	2,658
Vale SA	3.750%	1/10/23	EUR	5,000	5,892
Total Brazil (Cost $8,441)					8,550
Bulgaria (0.1%)
Sovereign Bonds (0.1%)
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	6,871
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,485
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,455
Republic of Bulgaria	2.950%	9/3/24	EUR	800	959
Republic of Bulgaria	3.000%	3/21/28	EUR	25,000	29,530
Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,330
Total Bulgaria (Cost $45,695)					47,630
Canada (5.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
Bank of Montreal	0.100%	10/20/23	EUR	10,000	10,700
Bank of Montreal	0.250%	1/22/20	EUR	10,000	11,023
Bank of Montreal	1.000%	5/7/19	EUR	25,000	27,920
Bank of Nova Scotia	0.100%	1/21/19	EUR	10,000	10,966
Bank of Nova Scotia	0.500%	7/23/20	EUR	23,000	25,526
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,000	11,222
Bank of Nova Scotia	1.000%	4/2/19	EUR	5,000	5,578
Caisse Centrale Desjardins	1.125%	3/11/19	EUR	3,000	3,351
Canadian Imperial Bank of Commerce	1.250%	8/7/18	EUR	3,000	3,334
National Bank of Canada	0.000%	9/29/23	EUR	3,500	3,723
National Bank of Canada	0.500%	1/26/22	EUR	14,000	15,525
National Bank of Canada	1.250%	12/17/18	EUR	2,000	2,233
National Bank of Canada	1.500%	3/25/21	EUR	5,000	5,766
Royal Bank of Canada	0.875%	6/17/22	EUR	2,000	2,257
Royal Bank of Canada	1.250%	10/29/18	EUR	10,000	11,140
Royal Bank of Canada	1.625%	8/4/20	EUR	11,500	13,222
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,472
Toronto-Dominion Bank	0.375%	1/12/21	EUR	10,000	11,058
Toronto-Dominion Bank	0.375%	4/27/23	EUR	1,000	1,094

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Toronto-Dominion Bank	0.625%	7/29/19	EUR	15,000	16,656
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	6,734
Toronto-Dominion Bank	1.680%	6/8/21	CAD	10,000	7,370
					211,870
Corporate Bonds (0.9%)
407 International Inc.	3.600%	5/21/47	CAD	4,900	3,709
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,544
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,218
407 International Inc.	5.750%	2/14/36	CAD	995	954
Aeroports de Montreal	5.170%	9/17/35	CAD	325	301
Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	1,993
2 Algonquin Power Co.	4.090%	2/17/27	CAD	800	626
Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	7,900	6,107
AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,306
AltaLink LP	3.668%	11/6/23	CAD	2,000	1,620
AltaLink LP	3.717%	12/3/46	CAD	4,000	3,081
AltaLink LP	3.990%	6/30/42	CAD	2,925	2,345
AltaLink LP	4.922%	9/17/43	CAD	3,000	2,759
Bank of Montreal	1.610%	10/28/21	CAD	10,000	7,309
Bank of Montreal	2.100%	10/6/20	CAD	5,100	3,814
Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,393
1 Bank of Montreal	3.320%	6/1/26	CAD	10,500	8,034
1 Bank of Montreal	3.340%	12/8/25	CAD	10,750	8,217
Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,350
Bank of Montreal	4.609%	9/10/25	CAD	5,000	4,339
Bank of Montreal	6.020%	5/2/18	CAD	4,000	3,072
Bank of Nova Scotia	1.900%	12/2/21	CAD	2,000	1,478
Bank of Nova Scotia	2.090%	9/9/20	CAD	8,400	6,276
Bank of Nova Scotia	2.130%	6/15/20	CAD	20,000	14,961
Bank of Nova Scotia	2.400%	10/28/19	CAD	9,700	7,290
1 Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,369
1 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	3,794
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	3,889
1 Bank of Nova Scotia	3.367%	12/8/25	CAD	7,000	5,357
Bell Canada Inc.	3.000%	10/3/22	CAD	5,200	3,978
Bell Canada Inc.	3.250%	6/17/20	CAD	5,350	4,109
Bell Canada Inc.	3.350%	6/18/19	CAD	5,000	3,807
Bell Canada Inc.	3.350%	3/22/23	CAD	5,000	3,888
Bell Canada Inc.	3.550%	3/2/26	CAD	3,000	2,335
Bell Canada Inc.	4.350%	12/18/45	CAD	3,150	2,378
Bell Canada Inc.	4.450%	2/27/47	CAD	5,000	3,829
Bell Canada Inc.	4.750%	9/29/44	CAD	3,500	2,806
Bell Canada Inc.	5.520%	2/26/19	CAD	2,000	1,572
Bell Canada Inc.	7.850%	4/2/31	CAD	5,000	5,204
1 BMO Capital Trust II	10.221%	12/31/07	CAD	700	583
BP LP	3.244%	1/9/20	CAD	1,035	778
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	4,235	3,258
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	6,875	5,584
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	6,000	4,990
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,256
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	5,000	3,747
Brookfield Infrastructure Finance ULC	3.538%	10/30/20	CAD	850	652
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	5,301	4,134
Bruce Power LP	3.969%	6/23/26	CAD	5,000	3,972
Caisse Centrale Desjardins	1.748%	3/2/20	CAD	10,150	7,506

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Caisse Centrale Desjardins	2.091%	1/17/22	CAD	2,590	1,923
Caisse Centrale Desjardins	2.795%	11/19/18	CAD	4,000	3,002
Cameco Corp.	4.190%	6/24/24	CAD	3,500	2,675
Canadian Imperial Bank of Commerce	0.375%	10/15/19	EUR	10,000	11,052
Canadian Imperial Bank of Commerce	1.640%	7/12/21	CAD	250	183
Canadian Imperial Bank of Commerce	1.700%	10/9/18	CAD	10,000	7,381
Canadian Imperial Bank of Commerce	1.850%	7/14/20	CAD	250	186
Canadian Imperial Bank of Commerce	1.900%	4/26/21	CAD	4,000	2,966
Canadian Imperial Bank of Commerce	2.040%	3/21/22	CAD	10,000	7,424
1 Canadian Imperial Bank of Commerce	3.000%	10/28/24	CAD	12,000	9,032
1 Canadian Imperial Bank of Commerce	3.420%	1/26/26	CAD	10,000	7,650
Canadian National Railway Co.	2.800%	9/22/25	CAD	5,000	3,859
Canadian Natural Resources Ltd.	2.890%	8/14/20	CAD	400	301
Canadian Natural Resources Ltd.	3.310%	2/11/22	CAD	10,000	7,631
Canadian Pacific Railway Co.	6.250%	6/1/18	CAD	5,000	3,858
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,759
1 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,491
Capital Desjardins Inc.	5.187%	5/5/20	CAD	5,355	4,327
Capital Power Corp.	5.276%	11/16/20	CAD	4,650	3,716
CI Financial Corp.	2.645%	12/7/20	CAD	5,200	3,897
1 CIBC Capital Trust	10.250%	6/30/08	CAD	225	224
Cogeco Communications Inc.	4.175%	5/26/23	CAD	250	198
CU Inc.	3.805%	9/10/42	CAD	450	349
CU Inc.	3.964%	7/27/45	CAD	3,000	2,395
CU Inc.	4.085%	9/2/44	CAD	5,400	4,404
CU Inc.	4.543%	10/24/41	CAD	1,000	862
CU Inc.	4.722%	9/9/43	CAD	3,000	2,673
CU Inc.	6.800%	8/13/19	CAD	900	740
Emera Inc.	2.900%	6/16/23	CAD	8,000	6,054
Enbridge Gas Distribution Inc.	2.500%	8/5/26	CAD	2,000	1,479
Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	240	190
Enbridge Gas Distribution Inc.	4.000%	8/22/44	CAD	2,000	1,596
Enbridge Gas Distribution Inc.	4.040%	11/23/20	CAD	350	279
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	922
Enbridge Inc.	3.190%	12/5/22	CAD	5,000	3,833
Enbridge Inc.	4.240%	8/27/42	CAD	2,375	1,721
Enbridge Inc.	4.530%	3/9/20	CAD	9,700	7,659
Enbridge Inc.	4.570%	3/11/44	CAD	1,400	1,068
Enbridge Income Fund	3.950%	11/19/24	CAD	3,000	2,390
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	5,240	4,127
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	812
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,574
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,900	2,510
Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	1,952
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	5,000	3,888
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	575	458
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,329
First Capital Realty Inc.	4.790%	8/30/24	CAD	5,000	4,126
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	562
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	1,000	980
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	2,000	1,989
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,036
Home Trust Co.	3.400%	12/10/18	CAD	350	232
HSBC Bank Canada	2.078%	11/26/18	CAD	10,000	7,417
HSBC Bank Canada	2.449%	1/29/21	CAD	150	113

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
HSBC Bank Canada	2.491%	5/13/19	CAD	5,000	3,744
HSBC Bank Canada	2.908%	9/29/21	CAD	3,000	2,306
HSBC Bank Canada	2.938%	1/14/20	CAD	1,950	1,484
1 Industrial Alliance Insurance & Financial
Services Inc.	3.300%	9/15/28	CAD	5,000	3,840
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	4,950	3,748
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,812
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	3,000	2,375
John Deere Canada Funding Inc.	2.050%	9/17/20	CAD	700	521
John Deere Canada Funding Inc.	2.350%	6/24/19	CAD	3,675	2,746
Kraft Canada Inc.	2.700%	7/6/20	CAD	1,865	1,402
Laurentian Bank of Canada	2.500%	1/23/20	CAD	300	224
Laurentian Bank of Canada	2.810%	6/13/19	CAD	1,107	830
Loblaw Cos. Ltd.	3.748%	3/12/19	CAD	2,800	2,139
1 Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	6,670
1 Manufacturers Life Insurance Co.	2.640%	1/15/25	CAD	200	150
1 Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,864
1 Manulife Finance Delaware LP	5.059%	12/15/41	CAD	900	737
1 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	3,332
Manulife Financial Corp.	7.768%	4/8/19	CAD	300	245
Metro Inc.	5.970%	10/15/35	CAD	5,048	4,595
National Bank of Canada	1.742%	3/3/20	CAD	500	370
National Bank of Canada	1.809%	7/26/21	CAD	5,000	3,684
National Bank of Canada	2.404%	10/28/19	CAD	15,400	11,577
National Bank of Canada	2.794%	8/9/18	CAD	850	635
NBC Asset Trust	7.235%	12/29/49	CAD	150	117
North West Redwater Partnership /
NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	2,918
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	3,350	2,590
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	250	203
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	5,000	4,255
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	4,300	4,165
Ottawa MacDonald-Cartier International
Airport Authority	3.933%	6/9/45	CAD	775	600
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	4,850	3,747
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	3,000	2,396
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,282
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,000	1,536
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,505	4,441
RioCan REIT	3.850%	6/28/19	CAD	1,025	787
Rogers Communications Inc.	2.800%	3/13/19	CAD	300	225
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,230
Rogers Communications Inc.	4.700%	9/29/20	CAD	400	322
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	4,970
Rogers Communications Inc.	6.110%	8/25/40	CAD	5,000	4,710
Rogers Communications Inc.	6.680%	11/4/39	CAD	3,044	3,033
Royal Bank of Canada	0.500%	12/16/20	EUR	5,000	5,549
Royal Bank of Canada	0.750%	10/23/18	CHF	2,000	2,037
Royal Bank of Canada	1.583%	9/13/21	CAD	4,700	3,428
Royal Bank of Canada	1.968%	3/2/22	CAD	25,100	18,517
Royal Bank of Canada	2.000%	3/21/22	CAD	4,500	3,331
Royal Bank of Canada	2.333%	12/5/23	CAD	8,500	6,351

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Royal Bank of Canada	2.350%	12/9/19	CAD	6,750	5,069
Royal Bank of Canada	2.770%	12/11/18	CAD	28,000	21,027
Royal Bank of Canada	2.980%	5/7/19	CAD	7,000	5,302
1 Royal Bank of Canada	2.990%	12/6/24	CAD	14,225	10,797
1 Royal Bank of Canada	3.040%	7/17/24	CAD	400	301
1 Royal Bank of Canada	3.310%	1/20/26	CAD	5,900	4,508
1 Royal Bank of Canada	3.450%	9/29/26	CAD	10,000	7,707
Royal Office Finance LP	5.209%	11/12/32	CAD	7,049	6,377
Saputo Inc.	2.654%	11/26/19	CAD	250	188
1 Scotiabank Capital Trust	5.650%	12/31/56	CAD	200	182
Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	8,029
Shaw Communications Inc.	5.500%	12/7/20	CAD	100	82
Shaw Communications Inc.	6.750%	11/9/39	CAD	3,850	3,556
1 Sun Life Financial Inc.	2.600%	9/25/25	CAD	350	263
1 Sun Life Financial Inc.	3.050%	9/19/28	CAD	10,000	7,605
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,458
1 Sun Life Financial Inc.	5.400%	5/29/42	CAD	850	753
Suncor Energy Inc.	3.000%	9/14/26	CAD	3,000	2,245
Suncor Energy Inc.	4.340%	9/13/46	CAD	5,154	3,984
Suncor Energy Inc.	5.800%	5/22/18	CAD	5,000	3,838
TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,287
TELUS Corp.	3.200%	4/5/21	CAD	750	577
TELUS Corp.	3.350%	4/1/24	CAD	10,700	8,282
TELUS Corp.	3.750%	1/17/25	CAD	2,460	1,943
TELUS Corp.	3.750%	3/10/26	CAD	900	709
TELUS Corp.	4.400%	4/1/43	CAD	3,000	2,222
TELUS Corp.	4.400%	1/29/46	CAD	250	185
TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,116
TELUS Corp.	4.850%	4/5/44	CAD	9,250	7,331
TELUS Corp.	5.050%	12/4/19	CAD	150	120
TELUS Corp.	5.050%	7/23/20	CAD	300	243
Teranet Holdings LP	4.807%	12/16/20	CAD	8,875	7,083
Teranet Holdings LP	5.754%	12/17/40	CAD	1,200	970
Thomson Reuters Corp.	4.350%	9/30/20	CAD	4,439	3,527
Toronto-Dominion Bank	1.693%	4/2/20	CAD	15,000	11,088
Toronto-Dominion Bank	2.045%	3/8/21	CAD	5,000	3,729
Toronto-Dominion Bank	2.447%	4/2/19	CAD	5,000	3,745
Toronto-Dominion Bank	2.621%	12/22/21	CAD	12,450	9,505
1 Toronto-Dominion Bank	2.982%	9/30/25	CAD	7,400	5,590
Toronto-Dominion Bank	3.226%	7/24/24	CAD	5,450	4,299
1 Toronto-Dominion Bank	4.859%	3/4/31	CAD	5,150	4,323
1 Toronto-Dominion Bank	5.828%	7/9/23	CAD	450	347
TransAlta Corp.	5.000%	11/25/20	CAD	350	269
TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	3,974
TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,201
TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	3,212
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,636
Union Gas Ltd.	4.200%	6/2/44	CAD	2,400	1,990
Union Gas Ltd.	4.880%	6/21/41	CAD	3,450	3,111
Veresen Inc.	3.430%	11/10/21	CAD	3,000	2,257
VW Credit Canada Inc.	2.500%	10/1/19	CAD	10,000	7,475
Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,516
Wells Fargo Canada Corp.	3.040%	1/29/21	CAD	10,000	7,698
Westcoast Energy Inc.	5.600%	1/16/19	CAD	275	215
					724,141

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (4.3%)
	Canada	0.250%	5/1/18	CAD	90,010	65,686
	Canada	0.500%	8/1/18	CAD	51,600	37,722
	Canada	0.500%	11/1/18	CAD	78,300	57,210
	Canada	0.500%	2/1/19	CAD	85,000	62,059
	Canada	0.500%	3/1/22	CAD	5,530	3,955
	Canada	0.750%	5/1/19	CAD	50,000	36,641
	Canada	0.750%	9/1/20	CAD	41,720	30,463
	Canada	0.750%	3/1/21	CAD	45,240	32,950
	Canada	0.750%	9/1/21	CAD	20,365	14,789
	Canada	1.000%	6/1/27	CAD	17,818	12,397
	Canada	1.250%	9/1/18	CAD	30,000	22,146
	Canada	1.500%	3/1/20	CAD	69,175	51,677
	Canada	1.500%	6/1/23	CAD	71,371	53,319
	Canada	1.500%	6/1/26	CAD	41,750	30,748
	Canada	1.750%	3/1/19	CAD	35,860	26,772
	Canada	1.750%	9/1/19	CAD	47,970	35,962
	Canada	2.250%	6/1/25	CAD	41,240	32,314
	Canada	2.500%	6/1/24	CAD	45,609	36,242
	Canada	2.750%	6/1/22	CAD	70,100	55,663
	Canada	2.750%	12/1/48	CAD	23,978	19,922
	Canada	2.750%	12/1/64	CAD	14,414	12,513
	Canada	3.250%	6/1/21	CAD	32,455	25,985
	Canada	3.500%	1/13/20	EUR	2,000	2,410
	Canada	3.500%	6/1/20	CAD	45,000	35,652
	Canada	3.500%	12/1/45	CAD	89,194	83,345
	Canada	3.750%	6/1/19	CAD	64,510	50,204
	Canada	4.000%	6/1/41	CAD	55,660	54,676
	Canada	4.250%	6/1/18	CAD	86,105	65,522
	Canada	5.000%	6/1/37	CAD	61,390	66,249
	Canada	5.750%	6/1/29	CAD	37,584	39,568
	Canada	5.750%	6/1/33	CAD	99,523	110,886
	Canada	8.000%	6/1/23	CAD	6,000	6,157
	Canada	8.000%	6/1/27	CAD	7,000	8,219
	Canada	10.500%	3/15/21	CAD	15,000	14,993
2	Canada Housing Trust No 1	1.150%	12/15/21	CAD	75,854	55,208
2	Canada Housing Trust No 1	1.200%	6/15/20	CAD	9,050	6,657
2	Canada Housing Trust No 1	1.250%	12/15/20	CAD	30,000	22,036
[2,5]	Canada Housing Trust No 1	1.250%	6/15/21	CAD	30,000	22,035
2	Canada Housing Trust No 1	1.450%	6/15/20	CAD	15,000	11,118
2	Canada Housing Trust No 1	1.500%	12/15/21	CAD	600	444
[2,5]	Canada Housing Trust No 1	1.750%	6/15/18	CAD	20,175	14,941
2	Canada Housing Trust No 1	1.750%	6/15/22	CAD	30,000	22,291
2	Canada Housing Trust No 1	1.900%	9/15/26	CAD	31,950	23,342
2	Canada Housing Trust No 1	1.950%	6/15/19	CAD	78,000	58,419
2	Canada Housing Trust No 1	1.950%	12/15/25	CAD	20,000	14,661
2	Canada Housing Trust No 1	2.000%	12/15/19	CAD	43,800	32,941
2	Canada Housing Trust No 1	2.050%	6/15/18	CAD	10,000	7,430
2	Canada Housing Trust No 1	2.250%	12/15/25	CAD	5,225	3,921
2	Canada Housing Trust No 1	2.350%	12/15/18	CAD	45,000	33,794
2	Canada Housing Trust No 1	2.350%	9/15/23	CAD	210	161
2	Canada Housing Trust No 1	2.350%	6/15/27	CAD	10,000	7,536
2	Canada Housing Trust No 1	2.400%	12/15/22	CAD	10,000	7,696
2	Canada Housing Trust No 1	2.550%	3/15/25	CAD	13,000	10,008
2	Canada Housing Trust No 1	2.650%	3/15/22	CAD	16,500	12,785

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	Canada Housing Trust No 1	2.900%	6/15/24	CAD	14,000	11,102
2	Canada Housing Trust No 1	3.150%	9/15/23	CAD	30,000	24,056
2	Canada Housing Trust No 1	3.350%	12/15/20	CAD	12,000	9,467
[2,5]	Canada Housing Trust No 1	3.750%	3/15/20	CAD	10,000	7,891
2	Canada Housing Trust No 1	3.800%	6/15/21	CAD	25,000	20,416
[2,5]	Canada Housing Trust No 1	4.100%	12/15/18	CAD	9,800	7,562
5	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,312
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	282
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,386
	City of Montreal	3.500%	9/1/23	CAD	7,450	5,931
	City of Montreal	4.100%	12/1/34	CAD	3,175	2,605
	City of Montreal	5.000%	12/1/18	CAD	400	311
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,419
	City of Toronto	3.900%	9/29/23	CAD	4,742	3,867
	City of Toronto	4.150%	3/10/44	CAD	4,950	4,109
	City of Toronto	4.500%	12/2/19	CAD	5,000	3,964
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,783
	City of Toronto	5.200%	6/1/40	CAD	1,220	1,156
	CPPIB Capital Inc.	1.400%	6/4/20	CAD	700	515
	Export Development Canada	1.375%	12/16/19	GBP	3,500	4,644
	Export Development Canada	1.875%	12/17/18	GBP	3,000	3,979
	Export Development Canada	2.400%	6/7/21	AUD	20,564	15,352
	Export Development Canada	3.500%	6/5/19	AUD	10,000	7,702
	Financement-Quebec	2.450%	12/1/19	CAD	9,240	6,995
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	2,867
	Hydro One Inc.	1.840%	2/24/21	CAD	400	297
	Hydro One Inc.	2.770%	2/24/26	CAD	4,800	3,659
	Hydro One Inc.	2.780%	10/9/18	CAD	2,000	1,500
	Hydro One Inc.	3.200%	1/13/22	CAD	350	275
	Hydro One Inc.	3.720%	11/18/47	CAD	1,441	1,110
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,535
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,312
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,396
	Hydro One Inc.	4.590%	10/9/43	CAD	5,500	4,822
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	930
	Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,415
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,045
	Hydro-Quebec	1.000%	5/25/19	CAD	9,840	7,203
	Hydro-Quebec	4.000%	2/15/55	CAD	1,270	1,131
	Hydro-Quebec	5.000%	2/15/45	CAD	18,950	18,858
	Hydro-Quebec	5.000%	2/15/50	CAD	24,900	25,525
	Hydro-Quebec	6.000%	8/15/31	CAD	4,270	4,330
	Hydro-Quebec	6.000%	2/15/40	CAD	15,915	17,271
	Hydro-Quebec	6.500%	1/16/35	CAD	155	170
	Hydro-Quebec	6.500%	2/15/35	CAD	14,000	15,293
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	12,267
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,030
	Hydro-Quebec	11.000%	8/15/20	CAD	450	432
[2,5]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,488
[2,5]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	2,070	1,818
[2,5]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,790	3,261
5	Maritime Link Financing Trust	3.500%	12/1/52	CAD	7,372	5,781
	Municipal Finance Authority of British Columbia	1.650%	4/19/21	CAD	4,500	3,318
	Municipal Finance Authority of British Columbia	2.050%	6/2/19	CAD	7,150	5,339
	Municipal Finance Authority of British Columbia	2.500%	4/19/26	CAD	1,850	1,389

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Municipal Finance Authority of British Columbia	2.950%	10/14/24	CAD	6,000	4,657
	Municipal Finance Authority of British Columbia	4.150%	6/1/21	CAD	4,050	3,275
	Municipal Finance Authority of British Columbia	4.450%	6/1/20	CAD	400	320
[2,5]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.630%	6/1/29	CAD	5,300	4,361
[2,5]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.830%	6/1/37	CAD	1,000	837
[2,5]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.860%	12/1/48	CAD	3,500	3,037
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,500	1,124
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	2,000	2,021
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,000	7,599
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	10,202
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,494
	OPB Finance Trust	2.980%	1/25/27	CAD	5,000	3,820
	Province of Alberta	1.000%	11/15/21	GBP	2,500	3,263
	Province of Alberta	1.250%	6/1/20	CAD	15,900	11,656
	Province of Alberta	1.350%	9/1/21	CAD	12,000	8,744
	Province of Alberta	2.200%	6/1/26	CAD	20,000	14,617
	Province of Alberta	2.350%	6/1/25	CAD	9,300	6,930
	Province of Alberta	2.550%	6/1/27	CAD	8,000	5,964
	Province of Alberta	2.900%	9/20/29	CAD	6,000	4,530
	Province of Alberta	3.300%	12/1/46	CAD	19,165	14,377
	Province of Alberta	3.450%	12/1/43	CAD	14,075	10,835
	Province of Alberta	3.900%	12/1/33	CAD	2,000	1,649
	Province of Alberta	4.500%	12/1/40	CAD	5,000	4,501
	Province of British Columbia	2.300%	6/18/26	CAD	15,000	11,166
	Province of British Columbia	2.550%	6/18/27	CAD	3,500	2,642
	Province of British Columbia	2.700%	12/18/22	CAD	4,902	3,799
	Province of British Columbia	2.800%	6/18/48	CAD	13,908	9,815
	Province of British Columbia	2.850%	6/18/25	CAD	5,185	4,049
	Province of British Columbia	3.200%	6/18/44	CAD	12,800	9,718
	Province of British Columbia	3.250%	12/18/21	CAD	2,270	1,799
	Province of British Columbia	3.300%	12/18/23	CAD	11,000	8,818
	Province of British Columbia	4.100%	12/18/19	CAD	25,000	19,755
	Province of British Columbia	4.300%	6/18/42	CAD	10,725	9,668
	Province of British Columbia	4.650%	12/18/18	CAD	2,270	1,766
	Province of British Columbia	4.700%	6/18/37	CAD	3,200	2,974
	Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,045
	Province of British Columbia	4.950%	6/18/40	CAD	7,000	6,815
	Province of British Columbia	5.700%	6/18/29	CAD	13,500	13,217
	Province of British Columbia	6.350%	6/18/31	CAD	15,000	15,811
	Province of Manitoba	1.600%	9/5/20	CAD	3,000	2,221
	Province of Manitoba	2.450%	6/2/25	CAD	7,000	5,257
	Province of Manitoba	2.550%	6/2/26	CAD	19,000	14,391
	Province of Manitoba	2.850%	9/5/46	CAD	8,000	5,472
	Province of Manitoba	3.150%	9/5/52	CAD	2,750	1,991
	Province of Manitoba	3.250%	9/5/29	CAD	2,270	1,774
	Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,392
	Province of Manitoba	3.350%	3/5/43	CAD	2,000	1,501
	Province of Manitoba	3.400%	9/5/48	CAD	4,000	3,068
	Province of Manitoba	4.050%	9/5/45	CAD	5,000	4,237
	Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,221
	Province of Manitoba	4.150%	6/3/20	CAD	6,000	4,783
	Province of Manitoba	4.400%	9/5/25	CAD	3,500	2,996

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Manitoba	4.600%	3/5/38	CAD	3,000	2,691
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,634
Province of Manitoba	4.700%	3/5/50	CAD	235	224
Province of Manitoba	4.750%	2/11/20	CAD	5,250	4,222
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,024
Province of New Brunswick	2.600%	8/14/26	CAD	10,000	7,492
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	3,873
Province of New Brunswick	3.550%	6/3/43	CAD	3,000	2,282
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	8,935
Province of New Brunswick	3.800%	8/14/45	CAD	7,965	6,325
Province of New Brunswick	4.550%	3/26/37	CAD	7,000	6,104
Province of New Brunswick	4.800%	9/26/39	CAD	2,420	2,197
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	2,730
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,663
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	6,000	4,581
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	8,950	6,371
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	2,925	2,258
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,270	1,991
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	965
Province of Nova Scotia	2.100%	6/1/27	CAD	16,000	11,439
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,294
Province of Nova Scotia	3.500%	6/2/62	CAD	5,270	4,121
Province of Nova Scotia	4.100%	6/1/21	CAD	8,000	6,481
Province of Nova Scotia	4.150%	11/25/19	CAD	250	197
Province of Nova Scotia	4.400%	6/1/42	CAD	2,000	1,766
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	1,836
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	1,986
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,569
Province of Ontario	1.350%	3/8/22	CAD	35,000	25,504
Province of Ontario	1.750%	10/9/18	CAD	20,000	14,833
Province of Ontario	1.875%	5/21/24	EUR	5,000	5,969
Province of Ontario	2.100%	9/8/18	CAD	10,000	7,452
Province of Ontario	2.100%	9/8/19	CAD	11,500	8,630
Province of Ontario	2.375%	5/7/20	CHF	1,100	1,201
Province of Ontario	2.400%	6/2/26	CAD	28,280	21,087
Province of Ontario	2.600%	6/2/25	CAD	53,465	40,730
Province of Ontario	2.600%	6/2/27	CAD	5,000	3,761
Province of Ontario	2.800%	6/2/48	CAD	42,550	29,714
Province of Ontario	2.850%	6/2/23	CAD	35,090	27,307
Province of Ontario	2.900%	12/2/46	CAD	55,467	39,393
Province of Ontario	3.000%	9/28/20	EUR	7,750	9,351
Province of Ontario	3.150%	6/2/22	CAD	73,000	57,497
Province of Ontario	3.450%	6/2/45	CAD	61,735	48,574
Province of Ontario	3.500%	6/2/24	CAD	46,250	37,411
Province of Ontario	3.500%	6/2/43	CAD	44,000	34,791
Province of Ontario	4.000%	12/3/19	EUR	35,000	42,345
Province of Ontario	4.000%	6/2/21	CAD	23,470	18,959
Province of Ontario	4.200%	6/2/20	CAD	48,000	38,318
Province of Ontario	4.400%	6/2/19	CAD	30,000	23,508
Province of Ontario	4.600%	6/2/39	CAD	34,000	31,265
Province of Ontario	4.650%	6/2/41	CAD	39,675	37,018
Province of Ontario	4.700%	6/2/37	CAD	29,700	27,410
Province of Ontario	4.850%	6/2/20	CAD	10,000	8,130
Province of Ontario	5.600%	6/2/35	CAD	30,000	30,249
Province of Ontario	5.850%	3/8/33	CAD	14,750	14,986

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Ontario	6.200%	6/2/31	CAD	13,000	13,474
Province of Ontario	6.250%	9/29/20	AUD	9,535	7,938
Province of Ontario	6.500%	3/8/29	CAD	16,560	17,090
Province of Ontario	7.600%	6/2/27	CAD	15,000	16,099
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,260
Province of Quebec	0.875%	1/15/25	EUR	4,000	4,454
Province of Quebec	1.650%	3/3/22	CAD	15,000	11,062
Province of Quebec	2.250%	7/17/23	EUR	12,500	15,214
Province of Quebec	2.375%	1/22/24	EUR	1,000	1,230
Province of Quebec	2.500%	9/1/26	CAD	37,500	28,088
Province of Quebec	2.750%	9/1/25	CAD	28,480	21,971
Province of Quebec	2.750%	9/1/27	CAD	15,000	11,442
Province of Quebec	3.000%	9/1/23	CAD	20,240	15,902
Province of Quebec	3.500%	12/1/22	CAD	22,220	17,876
Province of Quebec	3.500%	12/1/45	CAD	36,425	28,868
Province of Quebec	3.500%	12/1/48	CAD	27,850	22,344
Province of Quebec	3.750%	9/1/24	CAD	19,650	16,178
Province of Quebec	4.250%	12/1/21	CAD	15,000	12,348
Province of Quebec	4.250%	12/1/43	CAD	34,125	30,377
Province of Quebec	4.500%	12/1/18	CAD	5,140	3,980
Province of Quebec	4.500%	12/1/19	CAD	13,000	10,349
Province of Quebec	4.500%	12/1/20	CAD	22,500	18,345
Province of Quebec	5.000%	4/29/19	EUR	9,300	11,204
Province of Quebec	5.000%	12/1/38	CAD	16,900	16,347
Province of Quebec	5.000%	12/1/41	CAD	30,690	30,043
Province of Quebec	5.350%	6/1/25	CAD	5,000	4,540
Province of Quebec	5.750%	12/1/36	CAD	17,240	17,924
Province of Quebec	6.000%	10/1/29	CAD	15,000	15,033
Province of Quebec	6.250%	6/1/32	CAD	10,370	10,877
Province of Quebec	8.500%	4/1/26	CAD	10,000	11,043
Province of Quebec	9.375%	1/16/23	CAD	3,000	3,115
Province of Saskatchewan	2.550%	6/2/26	CAD	4,875	3,675
Province of Saskatchewan	2.750%	12/2/46	CAD	11,950	8,115
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,546
Province of Saskatchewan	3.300%	6/2/48	CAD	5,935	4,514
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	2,676
Province of Saskatchewan	3.750%	3/5/54	CAD	2,795	2,313
Province of Saskatchewan	4.750%	6/1/40	CAD	2,400	2,226
Province of Saskatchewan	5.000%	3/5/37	CAD	240	225
Province of Saskatchewan	5.750%	3/5/29	CAD	3,000	2,901
PSP Capital Inc.	2.090%	11/22/23	CAD	4,000	2,968
PSP Capital Inc.	3.290%	4/4/24	CAD	5,375	4,280
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,600	1,506
Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,221
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,746
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	1,960
					3,577,818
Total Canada (Cost $4,796,703)					4,513,829
Chile (0.0%)
Sovereign Bonds (0.0%)
2 Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,411
Republic of Chile	1.625%	1/30/25	EUR	4,000	4,633
Republic of Chile	1.875%	5/27/30	EUR	5,900	6,784
Total Chile (Cost $15,403)					14,828

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
China (0.1%)
Sovereign Bonds (0.1%)
China Development Bank Corp.	0.125%	11/3/19	EUR	500	542
China Development Bank Corp.	0.500%	6/1/21	EUR	3,000	3,276
Export-Import Bank of China	0.250%	12/2/19	EUR	30,000	32,681
Export-Import Bank of China	0.375%	4/26/19	EUR	18,100	19,802
Sinopec Group Overseas Development 2013
Ltd.	2.625%	10/17/20	EUR	2,350	2,741
2 Sinopec Group Overseas Development 2015
Ltd.	1.000%	4/28/22	EUR	1,000	1,099
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,559
Total China (Cost $61,102)					62,700
Czech Republic (0.2%)
Sovereign Bonds (0.2%)
CEZ AS	3.000%	6/5/28	EUR	500	621
CEZ AS	4.500%	6/29/20	EUR	550	679
CEZ AS	4.875%	4/16/25	EUR	3,500	4,863
CEZ AS	5.000%	10/19/21	EUR	2,000	2,619
Czech Republic	0.450%	10/25/23	CZK	100,000	4,044
Czech Republic	0.950%	5/15/30	CZK	150,000	5,867
Czech Republic	1.500%	10/29/19	CZK	450,000	18,938
Czech Republic	2.400%	9/17/25	CZK	250,000	11,479
Czech Republic	2.500%	8/25/28	CZK	320,000	14,938
Czech Republic	3.625%	4/14/21	EUR	3,000	3,746
Czech Republic	3.750%	9/12/20	CZK	489,910	22,284
Czech Republic	3.850%	9/29/21	CZK	350,000	16,490
Czech Republic	3.875%	5/24/22	EUR	2,000	2,584
Czech Republic	4.125%	3/18/20	EUR	7,000	8,581
Czech Republic	4.200%	12/4/36	CZK	50,000	2,942
Czech Republic	4.600%	8/18/18	CZK	100,000	4,317
Czech Republic	4.700%	9/12/22	CZK	130,000	6,528
Czech Republic	4.850%	11/26/57	CZK	80,000	5,269
Czech Republic	5.000%	6/11/18	EUR	9,000	10,382
Czech Republic	5.000%	4/11/19	CZK	250,000	11,151
Czech Republic	5.700%	5/25/24	CZK	220,000	12,165
Total Czech Republic (Cost $177,858)					170,487
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
BRFkredit A/S	0.250%	4/1/21	EUR	10,800	11,843
BRFkredit A/S	0.250%	7/1/23	EUR	8,000	8,662
BRFkredit A/S	0.500%	10/1/26	EUR	3,500	3,704
Danske Bank A/S	0.125%	3/9/21	EUR	2,300	2,521
Danske Bank A/S	0.250%	6/4/20	EUR	3,800	4,187
Danske Bank A/S	0.375%	8/26/19	EUR	6,000	6,628
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	11,456
Danske Bank A/S	1.625%	2/28/20	EUR	5,000	5,722
Danske Bank A/S	3.750%	6/23/22	EUR	500	646
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,210
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	200,000	30,344
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	2,520	393
Nykredit Realkredit A/S	1.000%	7/1/21	DKK	100,000	15,159
Nykredit Realkredit A/S	1.000%	1/1/22	DKK	600,000	90,836
Nykredit Realkredit A/S	1.750%	1/28/19	EUR	5,000	5,615

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nykredit Realkredit A/S	2.000%	10/1/18	DKK	20,000	3,020
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	67,468	9,666
Realkredit Danmark A/S	1.000%	4/1/19	DKK	230,000	34,436
Realkredit Danmark A/S	4.000%	10/1/41	DKK	725	115
					246,163
Corporate Bonds (0.1%)
AP Moeller - Maersk A/S	1.750%	3/18/21	EUR	10,000	11,373
AP Moeller - Maersk A/S	3.375%	8/28/19	EUR	2,000	2,339
AP Moeller - Maersk A/S	4.000%	4/4/25	GBP	4,500	6,220
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	3,449
Danske Bank A/S	0.125%	2/14/22	EUR	11,000	12,009
Danske Bank A/S	0.500%	5/6/21	EUR	6,000	6,615
1 Danske Bank A/S	2.750%	5/19/26	EUR	9,000	10,475
1 Danske Bank A/S	5.375%	9/29/21	GBP	600	818
ISS Global A/S	1.125%	1/9/20	EUR	19,188	21,363
ISS Global A/S	1.125%	1/7/21	EUR	5,000	5,579
ISS Global A/S	2.125%	12/2/24	EUR	500	583
1 Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,500	8,547
TDC A/S	1.750%	2/27/27	EUR	5,500	6,012
TDC A/S	5.625%	2/23/23	GBP	3,100	4,639
					100,021
Sovereign Bonds (0.4%)
DONG Energy A/S	2.625%	9/19/22	EUR	1,000	1,209
DONG Energy A/S	4.875%	12/16/21	EUR	3,000	3,948
DONG Energy A/S	4.875%	1/12/32	GBP	1,000	1,637
DONG Energy A/S	4.875%	7/8/49	EUR	1,500	1,711
DONG Energy A/S	5.750%	4/9/40	GBP	4,000	7,561
1 DONG Energy A/S	6.250%	6/26/13	EUR	1,045	1,333
DONG Energy A/S	6.500%	5/7/19	EUR	1,000	1,232
Kingdom of Denmark	0.250%	11/15/18	DKK	80,000	11,873
Kingdom of Denmark	0.500%	11/15/27	DKK	290,000	42,100
Kingdom of Denmark	1.500%	11/15/23	DKK	240,100	38,623
Kingdom of Denmark	1.750%	11/15/25	DKK	174,000	28,648
Kingdom of Denmark	3.000%	11/15/21	DKK	287,000	48,322
Kingdom of Denmark	4.000%	11/15/19	DKK	85,000	13,909
Kingdom of Denmark	4.500%	11/15/39	DKK	512,950	126,931
Kingdom of Denmark	7.000%	11/10/24	DKK	73,860	16,445
Kommunekredit	0.250%	3/29/23	EUR	700	763
Kommunekredit	0.250%	2/16/24	EUR	2,000	2,160
					348,405
Total Denmark (Cost $702,155)					694,589
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Aktia Bank plc	1.125%	6/25/18	EUR	1,200	1,329
Danske Bank Oyj	0.250%	11/26/20	EUR	10,000	11,024
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,526
Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	5,000	5,429
Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	13,000	13,990
Nordea Mortgage Bank plc	1.000%	11/5/24	EUR	5,800	6,590
Nordea Mortgage Bank plc	1.375%	8/28/18	EUR	10,000	11,141
Nordea Mortgage Bank plc	1.375%	1/15/20	EUR	11,400	12,950
Nordea Mortgage Bank plc	2.250%	5/3/19	EUR	4,350	4,975
Nordea Mortgage Bank plc	4.000%	2/10/21	EUR	11,000	13,816

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
OP Mortgage Bank	0.625%	9/4/22	EUR	20,000	22,346
OP Mortgage Bank	0.750%	6/11/19	EUR	10,000	11,128
OP Mortgage Bank	1.500%	3/17/21	EUR	10,000	11,547
OP Mortgage Bank	3.500%	7/11/18	EUR	500	570
					129,361
Corporate Bonds (0.0%)
Citycon Oyj	3.750%	6/24/20	EUR	500	601
Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	335
OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,109
OP Corporate Bank plc	0.875%	6/21/21	EUR	8,000	8,943
OP Corporate Bank plc	1.250%	5/14/18	EUR	5,825	6,437
OP Corporate Bank plc	2.000%	3/3/21	EUR	3,000	3,492
OP Mortgage Bank	0.250%	5/11/23	EUR	6,745	7,351
Sampo Oyj	1.000%	9/18/23	EUR	500	547
Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,586
					35,401
Sovereign Bonds (0.5%)
Fortum Oyj	2.250%	9/6/22	EUR	9,500	11,187
Fortum Oyj	4.000%	5/24/21	EUR	5,000	6,229
Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,211
2 Republic of Finland	0.000%	4/15/22	EUR	25,000	27,510
2 Republic of Finland	0.000%	9/15/23	EUR	23,250	25,258
2 Republic of Finland	0.375%	9/15/20	EUR	45,000	50,359
2 Republic of Finland	0.500%	4/15/26	EUR	15,000	16,437
2 Republic of Finland	0.750%	4/15/31	EUR	24,700	26,507
2 Republic of Finland	0.875%	9/15/25	EUR	10,000	11,377
Republic of Finland	1.000%	12/17/18	GBP	2,000	2,614
2 Republic of Finland	1.125%	9/15/18	EUR	9,000	10,048
2 Republic of Finland	1.375%	4/15/47	EUR	10,000	11,202
Republic of Finland	1.500%	12/19/19	GBP	1,950	2,596
2 Republic of Finland	1.500%	4/15/23	EUR	35,000	41,558
2 Republic of Finland	1.625%	9/15/22	EUR	7,000	8,337
2 Republic of Finland	2.000%	4/15/24	EUR	28,850	35,448
2 Republic of Finland	2.625%	7/4/42	EUR	13,000	18,711
2 Republic of Finland	2.750%	7/4/28	EUR	11,228	15,033
2 Republic of Finland	3.375%	4/15/20	EUR	18,000	21,865
2 Republic of Finland	3.500%	4/15/21	EUR	13,000	16,329
2 Republic of Finland	4.000%	7/4/25	EUR	10,363	14,676
2 Republic of Finland	4.375%	7/4/19	EUR	14,000	16,912
					391,404
Total Finland (Cost $574,599)					556,166
France (11.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
AXA Bank Europe SCF	1.875%	9/20/19	EUR	9,000	10,298
BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,633
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	8,573
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	8,766
BNP Paribas Home Loan SFH	3.750%	4/20/20	EUR	3,000	3,653
BNP Paribas Home Loan SFH SA	0.250%	9/2/21	EUR	9,000	9,915
BPCE SFH SA	0.375%	7/28/20	EUR	700	775
BPCE SFH SA	1.000%	2/24/25	EUR	5,000	5,622
BPCE SFH SA	1.500%	1/30/20	EUR	5,000	5,699
BPCE SFH SA	1.750%	6/27/24	EUR	20,000	23,713
BPCE SFH SA	2.125%	9/17/20	EUR	15,000	17,573

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,151
BPCE SFH SA	3.750%	9/13/21	EUR	6,300	7,969
BPCE SFH SA	4.000%	3/23/22	EUR	3,000	3,883
Caisse de Refinancement de l’Habitat SA	1.375%	10/25/19	EUR	11,500	13,035
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,000	1,249
Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,113
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	12,140
Caisse de Refinancement de l’Habitat SA	3.500%	6/22/20	EUR	5,000	6,078
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,524
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	10,600	14,097
Caisse de Refinancement de l’Habitat SA	3.750%	2/19/20	EUR	15,000	18,155
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	6,721
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	19,870	25,994
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	9,452
Caisse de Refinancement de l’Habitat SA	5.000%	4/8/19	EUR	3,000	3,605
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	16,907
Caisse Francaise de Financement Local	0.375%	9/16/19	EUR	3,000	3,316
Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	17,300	19,262
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	12,000	13,612
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	521
Caisse Francaise de Financement Local	1.750%	7/16/20	EUR	10,000	11,560
Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	12,000	14,808
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	12,530
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	8,551	10,466
Caisse Francaise de Financement Local	4.250%	1/26/21	EUR	7,000	8,859
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	3,911
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	5,874
Cie de Financement Foncier SA	0.250%	3/16/22	EUR	16,000	17,501
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	10,873
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	22,000	24,399
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	16,000	17,594
Cie de Financement Foncier SA	1.125%	3/11/19	EUR	10,500	11,741
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,000	16,840
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,352
Cie de Financement Foncier SA	2.375%	8/24/18	CHF	14,000	14,610
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,058
Cie de Financement Foncier SA	3.500%	11/5/20	EUR	19,400	23,797
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	6,247
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	15,300	21,161
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,301
Cie de Financement Foncier SA	4.375%	4/15/21	EUR	8,128	10,391
Cie de Financement Foncier SA	4.500%	5/16/18	EUR	2,600	2,974
Cie de Financement Foncier SA	4.875%	5/25/21	EUR	16,544	21,578
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	2,350	4,022
Cie de Financement Foncier SA	5.750%	10/4/21	EUR	500	681
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	8,371
Credit Agricole Home Loan SFH	0.625%	11/28/22	EUR	15,000	16,737
Credit Agricole Home Loan SFH	1.250%	3/24/31	EUR	8,000	8,771
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	8,400	9,633
Credit Agricole Home Loan SFH	3.500%	6/14/18	EUR	2,000	2,272
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	7,500	9,374
Credit Agricole Home Loan SFH	4.000%	1/17/22	EUR	5,000	6,459
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	2,780
Credit Agricole Home Loan SFH SA	0.375%	10/21/21	EUR	10,000	11,076
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	2,000	2,220
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	1,718

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	6,200	7,407
Credit Mutuel - CIC Home Loan SFH	0.500%	1/21/22	EUR	5,000	5,553
Credit Mutuel - CIC Home Loan SFH	1.125%	2/6/19	EUR	6,300	7,040
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	7,413
Credit Mutuel - CIC Home Loan SFH	2.500%	9/11/23	EUR	3,000	3,718
Credit Mutuel - CIC Home Loan SFH	4.125%	1/16/23	EUR	6,100	8,116
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/19/24	EUR	1,000	1,361
Credit Mutuel - CIC Home Loan SFH SA	4.375%	3/17/21	EUR	1,400	1,788
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	6,000	7,366
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,536
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,334
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,024
La Banque Postale Home Loan SFH	0.175%	4/22/22	EUR	5,000	5,480
La Banque Postale Home Loan SFH	2.375%	1/15/24	EUR	4,800	5,935
La Banque Postale Home Loan SFH SA	1.875%	9/11/20	EUR	5,800	6,745
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	6,169
Societe Generale SCF SA	5.000%	3/27/19	EUR	8,000	9,597
Societe Generale SFH	1.625%	1/5/21	EUR	1,000	1,159
Societe Generale SFH	1.750%	3/5/20	EUR	3,000	3,451
Societe Generale SFH	2.000%	4/29/24	EUR	5,000	6,057
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	2,584
Societe Generale SFH SA	0.125%	2/27/20	EUR	1,000	1,100
					758,476
Corporate Bonds (1.8%)
Accor SA	1.250%	1/25/24	EUR	9,500	10,291
Accor SA	2.625%	2/5/21	EUR	2,000	2,337
Air Liquide Finance SA	0.500%	6/13/22	EUR	1,300	1,428
Air Liquide Finance SA	1.250%	6/3/25	EUR	5,500	6,190
Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,100
Air Liquide Finance SA	2.125%	10/15/21	EUR	5,300	6,249
Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,786
Air Liquide SA	2.908%	10/12/18	EUR	5,800	6,588
Airbus Group Finance BV	1.375%	5/13/31	EUR	12,336	13,336
Airbus Group Finance BV	2.125%	10/29/29	EUR	700	832
Airbus Group Finance BV	2.375%	4/2/24	EUR	3,500	4,243
Alstom SA	3.625%	10/5/18	EUR	8,000	9,149
APRR SA	1.125%	1/15/21	EUR	12,200	13,688
APRR SA	1.125%	1/9/26	EUR	400	438
APRR SA	1.250%	1/6/27	EUR	300	329
APRR SA	1.875%	1/15/25	EUR	2,400	2,792
APRR SA	2.250%	1/16/20	EUR	2,000	2,306
APRR SA	4.875%	1/21/19	EUR	1,000	1,180
Arkema SA	3.850%	4/30/20	EUR	9,500	11,489
Auchan Holding SA	1.750%	4/23/21	EUR	3,100	3,563
Auchan Holding SA	2.250%	4/6/23	EUR	6,000	7,111
Auchan Holding SA	2.375%	12/12/22	EUR	2,000	2,382
Auchan Holding SA	3.625%	10/19/18	EUR	100	115
Auchan Holding SA	6.000%	4/15/19	EUR	500	608
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	700	756
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,400	4,185
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,476
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,250	2,740
Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	138
1 AXA SA	3.375%	7/6/47	EUR	10,650	12,143
1 AXA SA	3.875%	5/20/49	EUR	950	1,098
1 AXA SA	3.941%	11/29/49	EUR	9,480	11,050

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 AXA SA	5.125%	7/4/43	EUR	7,000	8,905
AXA SA	5.250%	4/16/40	EUR	2,350	2,855
1 AXA SA	5.625%	1/16/54	GBP	8,870	12,718
1 AXA SA	6.686%	7/29/49	GBP	1,800	2,666
1 AXA SA	6.772%	10/29/49	GBP	2,574	3,650
AXA SA	7.125%	12/15/20	GBP	500	777
Banque Federative du Credit Mutuel SA	0.250%	6/14/19	EUR	8,500	9,304
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	1,100	1,229
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	200	228
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	800	850
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	11,000	12,252
Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	16,000	18,981
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	12,210
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,000	10,006
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	17,324	20,479
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	5,500	6,871
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	4,907
1 BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,352
BNP Paribas SA	0.500%	6/1/22	EUR	5,000	5,478
BNP Paribas SA	1.125%	8/16/22	GBP	4,000	5,070
BNP Paribas SA	1.125%	1/15/23	EUR	1,000	1,118
BNP Paribas SA	1.375%	11/21/18	EUR	4,500	5,012
BNP Paribas SA	2.000%	1/28/19	EUR	5,000	5,641
BNP Paribas SA	2.250%	1/13/21	EUR	12,500	14,626
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	4,502
BNP Paribas SA	2.375%	5/20/24	EUR	11,000	13,197
BNP Paribas SA	2.375%	2/17/25	EUR	5,000	5,621
1 BNP Paribas SA	2.625%	10/14/27	EUR	3,000	3,421
BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,117
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,163
1 BNP Paribas SA	2.875%	3/20/26	EUR	6,000	6,902
BNP Paribas SA	2.875%	10/1/26	EUR	4,700	5,433
Bouygues SA	1.375%	6/7/27	EUR	500	546
Bouygues SA	3.625%	1/16/23	EUR	2,500	3,164
Bouygues SA	3.641%	10/29/19	EUR	2,500	2,965
Bouygues SA	4.500%	2/9/22	EUR	21,500	27,855
Bouygues SA	5.500%	10/6/26	GBP	8,100	13,225
BPCE SA	0.375%	10/5/23	EUR	10,000	10,617
BPCE SA	0.750%	1/22/20	EUR	1,500	1,662
BPCE SA	1.125%	1/18/23	EUR	1,000	1,092
BPCE SA	1.375%	5/22/19	EUR	5,000	5,603
BPCE SA	2.125%	3/17/21	EUR	8,600	10,031
1 BPCE SA	2.750%	7/8/26	EUR	9,000	10,266
BPCE SA	2.875%	1/16/24	EUR	8,500	10,500
BPCE SA	4.250%	2/6/23	EUR	100	131
BPCE SA	4.625%	7/18/23	EUR	1,500	1,926
BPCE SA	5.250%	4/16/29	GBP	3,000	4,419
6 Caisse Centrale du Credit Immobilier de
France SA	0.250%	11/25/18	EUR	6,000	6,590
Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	1,000	1,082
Cap Gemini SA	1.750%	7/1/20	EUR	23,300	26,441
Cap Gemini SA	2.500%	7/1/23	EUR	6,000	7,126
CARMILA SAS	2.375%	9/16/24	EUR	4,000	4,606
Carrefour SA	0.750%	4/26/24	EUR	8,100	8,727
Carrefour SA	1.250%	6/3/25	EUR	2,000	2,210

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Carrefour SA	1.750%	5/22/19	EUR	6,900	7,783
Carrefour SA	4.000%	4/9/20	EUR	6,000	7,272
Cie de Saint-Gobain	0.000%	3/27/20	EUR	15,000	16,276
1 CNP Assurances	4.250%	6/5/45	EUR	2,200	2,561
1 CNP Assurances	4.500%	6/10/47	EUR	17,500	20,463
1 CNP Assurances	6.000%	9/14/40	EUR	4,000	4,982
1 CNP Assurances	6.875%	9/30/41	EUR	500	657
1 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,487
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	6,287
Compagnie Financiere et Industrielle des
Autoroutes SA	5.000%	5/24/21	EUR	17,400	22,579
1 Credit Agricole Assurances SA	4.250%	1/29/49	EUR	2,000	2,257
1 Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,100	2,377
1 Credit Agricole Assurances SA	4.750%	9/27/48	EUR	10,000	11,631
Credit Agricole SA	0.875%	1/19/22	EUR	12,000	13,328
Credit Agricole SA	1.250%	4/14/26	EUR	100	109
Credit Agricole SA	1.875%	12/20/26	EUR	100	109
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	5,869
Credit Agricole SA	2.375%	5/20/24	EUR	2,000	2,396
Credit Agricole SA	2.625%	3/17/27	EUR	34,900	39,436
Credit Agricole SA	3.125%	7/17/23	EUR	700	873
Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,191
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	4,661
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	4,882
Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,500	9,392
Credit Mutuel Arkea SA	3.250%	6/1/26	EUR	100	116
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	21,800	25,054
Credit Mutuel Arkea SA	6.750%	9/18/18	EUR	300	355
Danone SA	0.167%	11/3/20	EUR	14,700	16,032
Danone SA	0.424%	11/3/22	EUR	6,200	6,731
Danone SA	1.208%	11/3/28	EUR	4,900	5,268
Danone SA	1.250%	6/6/18	EUR	5,000	5,521
Danone SA	1.250%	5/30/24	EUR	100	113
Danone SA	1.375%	6/10/19	EUR	2,600	2,917
Danone SA	2.250%	11/15/21	EUR	2,000	2,365
Edenred	1.375%	3/10/25	EUR	6,000	6,514
Engie SA	1.375%	5/19/20	EUR	7,000	7,924
Engie SA	1.500%	3/13/35	EUR	4,100	4,290
Engie SA	2.250%	6/1/18	EUR	7,595	8,477
Engie SA	2.625%	7/20/22	EUR	800	975
Engie SA	3.000%	2/1/23	EUR	4,000	4,969
1 Engie SA	3.000%	6/29/49	EUR	2,400	2,717
1 Engie SA	3.875%	6/2/49	EUR	3,700	4,319
1 Engie SA	3.875%	7/29/49	EUR	2,000	2,262
1 Engie SA	4.625%	1/10/49	GBP	1,800	2,431
1 Engie SA	4.750%	7/29/49	EUR	1,000	1,215
Engie SA	5.000%	10/1/60	GBP	3,150	6,581
Engie SA	5.950%	3/16/11	EUR	1,000	1,770
Engie SA	6.125%	2/11/21	GBP	700	1,082
Engie SA	6.875%	1/24/19	EUR	250	305
Engie SA	7.000%	10/30/28	GBP	850	1,646
Eutelsat SA	2.625%	1/13/20	EUR	5,000	5,746
Eutelsat SA	3.125%	10/10/22	EUR	4,800	5,832
Eutelsat SA	5.000%	1/14/19	EUR	3,700	4,363
Fonciere Des Regions	1.750%	9/10/21	EUR	5,700	6,461
Fonciere Des Regions	1.875%	5/20/26	EUR	100	112

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Gecina SA	1.000%	1/30/29	EUR	2,000	2,049
Gecina SA	1.500%	1/20/25	EUR	10,500	11,822
Gecina SA	2.000%	6/17/24	EUR	100	117
Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,000	4,694
Holding d’Infrastructures de Transport SAS	4.875%	10/27/21	EUR	500	651
ICADE	1.125%	11/17/25	EUR	600	636
ICADE	2.250%	4/16/21	EUR	5,000	5,815
Imerys SA	0.875%	3/31/22	EUR	600	659
Infra Park SAS	1.250%	10/16/20	EUR	8,000	8,974
JCDecaux SA	1.000%	6/1/23	EUR	10,000	11,044
Kering	0.875%	3/28/22	EUR	100	111
Kering	1.875%	10/8/18	EUR	1,300	1,455
Kering	2.500%	7/15/20	EUR	10,500	12,306
Klepierre	1.250%	9/29/31	EUR	100	103
Klepierre	1.875%	2/19/26	EUR	7,600	8,838
Klepierre	2.750%	9/17/19	EUR	3,600	4,174
Legrand SA	3.375%	4/19/22	EUR	300	376
LVMH Moet Hennessy Louis Vuitton SE	1.000%	9/24/21	EUR	2,000	2,255
LVMH Moet Hennessy Louis Vuitton SE	1.250%	11/4/19	EUR	7,400	8,326
LVMH Moet Hennessy Louis Vuitton SE	1.750%	11/13/20	EUR	100	115
Mercialys SA	1.787%	3/31/23	EUR	5,100	5,685
Mercialys SA	4.125%	3/26/19	EUR	200	234
Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	226
Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	116
Orange SA	0.875%	2/3/27	EUR	900	957
Orange SA	1.000%	5/12/25	EUR	10,000	10,945
Orange SA	1.875%	9/3/18	EUR	1,800	2,011
Orange SA	1.875%	10/2/19	EUR	10,100	11,477
Orange SA	2.500%	3/1/23	EUR	100	120
Orange SA	3.125%	1/9/24	EUR	8,000	10,042
Orange SA	3.375%	9/16/22	EUR	3,400	4,262
1 Orange SA	4.000%	10/29/49	EUR	11,000	12,861
1 Orange SA	4.250%	2/28/49	EUR	5,000	5,831
Orange SA	5.250%	12/5/25	GBP	2,200	3,563
1 Orange SA	5.250%	12/29/49	EUR	7,150	8,814
Orange SA	5.375%	11/22/50	GBP	3,650	6,943
Orange SA	5.625%	5/22/18	EUR	2,000	2,309
1 Orange SA	5.875%	2/28/49	GBP	2,500	3,561
Orange SA	7.250%	11/10/20	GBP	400	630
Orange SA	8.125%	11/20/28	GBP	1,000	2,020
Orange SA	8.125%	1/28/33	EUR	600	1,186
Pernod Ricard SA	1.500%	5/18/26	EUR	3,000	3,354
Pernod Ricard SA	2.000%	6/22/20	EUR	12,900	14,863
Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	11,217
Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	5,913
RCI Banque SA	0.500%	9/15/23	EUR	11,800	12,388
RCI Banque SA	0.625%	11/10/21	EUR	1,967	2,137
RCI Banque SA	0.750%	1/12/22	EUR	900	979
RCI Banque SA	1.000%	5/17/23	EUR	5,900	6,426
RCI Banque SA	1.125%	9/30/19	EUR	3,000	3,350
RCI Banque SA	1.375%	11/17/20	EUR	4,000	4,515
RCI Banque SA	2.250%	3/29/21	EUR	2,900	3,369
Renault SA	3.125%	3/5/21	EUR	2,125	2,538
Renault SA	3.625%	9/19/18	EUR	5,600	6,400
SANEF SA	0.950%	10/19/28	EUR	1,300	1,320
Sanofi	0.000%	1/13/20	EUR	1,000	1,089

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sanofi	0.000%	9/13/22	EUR	5,000	5,345
Sanofi	1.125%	4/5/28	EUR	10,000	10,885
Sanofi	1.750%	9/10/26	EUR	7,000	8,177
Sanofi	1.875%	9/4/20	EUR	6,000	6,901
Sanofi	2.500%	11/14/23	EUR	5,000	6,116
Sanofi	4.125%	10/11/19	EUR	11,000	13,191
Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,047
Schneider Electric SE	0.875%	3/11/25	EUR	2,400	2,610
Schneider Electric SE	2.500%	9/6/21	EUR	1,000	1,196
Societe Generale SA	1.000%	4/1/22	EUR	10,000	10,947
Societe Generale SA	2.250%	1/23/20	EUR	9,000	10,394
1 Societe Generale SA	2.500%	9/16/26	EUR	2,000	2,260
Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,508
Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,241
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,274
Societe Generale SA	5.000%	12/20/18	GBP	2,790	3,861
Societe Generale SA	6.125%	8/20/18	EUR	1,000	1,175
Societe Generale SFH SA	0.500%	1/20/23	EUR	1,700	1,883
Sodexo SA	2.500%	6/24/26	EUR	600	739
Suez	2.750%	10/9/23	EUR	3,000	3,692
1 Suez	3.000%	6/23/49	EUR	3,400	3,850
Suez	4.078%	5/17/21	EUR	2,000	2,513
Suez	4.125%	6/24/22	EUR	400	519
Suez	5.500%	7/22/24	EUR	2,400	3,488
Suez	6.250%	4/8/19	EUR	7,750	9,463
TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	917
TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	25,190
Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,100	14,832
Total Capital Canada Ltd.	1.875%	7/9/20	EUR	7,800	8,986
Total Capital International SA	0.750%	7/12/28	EUR	10,000	10,422
Total Capital International SA	1.375%	3/19/25	EUR	5,500	6,270
Total Capital International SA	2.125%	11/19/21	EUR	3,300	3,907
Total Capital International SA	2.125%	3/15/23	EUR	3,000	3,589
Total Capital International SA	2.500%	3/25/26	EUR	2,000	2,475
Total Capital International SA	2.875%	11/19/25	EUR	4,000	5,078
Total Capital International SA	4.250%	11/26/21	AUD	2,798	2,199
Total Capital SA	3.875%	12/14/18	GBP	5,000	6,805
Total Capital SA	4.875%	1/28/19	EUR	1,200	1,420
1 Total SA	2.250%	12/29/49	EUR	9,000	9,893
1 Total SA	2.625%	12/29/49	EUR	6,000	6,355
1 Total SA	2.708%	12/31/49	EUR	13,000	14,265
1 Total SA	3.369%	12/31/49	EUR	7,000	7,680
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,514
Unibail-Rodamco SE	0.875%	2/21/25	EUR	1,000	1,082
Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	10,886
Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	649
Unibail-Rodamco SE	1.375%	4/15/30	EUR	16,500	17,603
Unibail-Rodamco SE	2.000%	4/28/36	EUR	1,100	1,227
Unibail-Rodamco SE	2.250%	8/1/18	EUR	400	448
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,365
Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,890	2,298
Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	608
Unibail-Rodamco SE	3.000%	3/22/19	EUR	500	576
Valeo SA	0.625%	1/11/23	EUR	100	109
Veolia Environnement SA	1.590%	1/10/28	EUR	5,700	6,354

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	3,743
Veolia Environnement SA	4.625%	3/30/27	EUR	4,200	6,017
Veolia Environnement SA	6.125%	11/25/33	EUR	2,200	3,876
Veolia Environnement SA	6.125%	10/29/37	GBP	4,000	7,640
Vinci SA	3.375%	3/30/20	EUR	1,500	1,790
Vivendi SA	1.875%	5/26/26	EUR	400	455
Wendel SA	5.875%	9/17/19	EUR	3,000	3,701
					1,448,432
Sovereign Bonds (8.7%)
Aeroports de Paris	1.500%	7/24/23	EUR	5,000	5,748
Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,555
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,261
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,541
Agence Francaise de Developpement	0.125%	3/31/21	EUR	10,000	11,002
Agence Francaise de Developpement	0.250%	7/21/26	EUR	6,500	6,744
Agence Francaise de Developpement	1.250%	5/25/19	EUR	6,200	6,978
Agence Francaise de Developpement	1.375%	9/17/24	EUR	30,500	35,435
Agence Francaise de Developpement	2.125%	2/15/21	EUR	35,000	41,397
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	12,307
Agence Francaise de Developpement	3.750%	2/15/27	EUR	3,600	4,977
Agence Francaise de Developpement	4.000%	1/28/19	EUR	5,000	5,861
Bpifrance Financement SA	0.500%	5/25/25	EUR	10,000	10,784
Bpifrance Financement SA	0.750%	10/25/21	EUR	33,000	37,254
Bpifrance Financement SA	1.000%	10/25/19	EUR	5,000	5,626
Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	35,845
6 Caisse Centrale du Credit Immobilier de
France SA	1.125%	4/22/19	EUR	19,000	21,276
Caisse d’Amortissement de la Dette Sociale	0.050%	11/25/20	EUR	65,000	71,626
Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	80,000	88,785
Caisse d’Amortissement de la Dette Sociale	1.000%	5/25/18	EUR	15,000	16,580
Caisse d’Amortissement de la Dette Sociale	1.125%	5/25/19	EUR	5,000	5,618
Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	15,000	17,463
Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	43,500	54,007
Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,700
Caisse d’Amortissement de la Dette Sociale	3.375%	4/25/21	EUR	3,000	3,737
Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,488
Caisse d’Amortissement de la Dette Sociale	4.000%	10/25/19	EUR	12,700	15,355
Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	11,166
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	6,724
Caisse d’Amortissement de la Dette Sociale	4.250%	4/25/20	EUR	3,000	3,721
Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	10,485
Caisse des Depots et Consignations	1.500%	12/23/19	GBP	5,000	6,634
Caisse des Depots et Consignations	4.375%	4/9/18	EUR	3,000	3,412
Caisse Nationale des Autoroutes	4.500%	3/28/18	EUR	8,870	10,124
4 Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,319
Electricite de France SA	1.000%	10/13/26	EUR	21,100	22,370
Electricite de France SA	1.875%	10/13/36	EUR	5,000	4,937
Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,231
Electricite de France SA	2.750%	3/10/23	EUR	5,900	7,160
Electricite de France SA	3.875%	1/18/22	EUR	3,000	3,802
Electricite de France SA	4.000%	11/12/25	EUR	2,000	2,674
Electricite de France SA	4.125%	3/25/27	EUR	4,000	5,427
1 Electricite de France SA	4.125%	1/29/49	EUR	5,900	6,618
1 Electricite de France SA	4.250%	12/29/49	EUR	4,000	4,542
Electricite de France SA	4.500%	11/12/40	EUR	3,900	5,514
Electricite de France SA	4.625%	9/11/24	EUR	5,000	6,821

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,372
Electricite de France SA	5.125%	9/22/50	GBP	1,800	2,976
Electricite de France SA	5.375%	5/29/20	EUR	13,600	17,189
1 Electricite de France SA	5.375%	1/29/49	EUR	3,400	3,936
Electricite de France SA	5.500%	3/27/37	GBP	2,800	4,639
Electricite de France SA	5.500%	10/17/41	GBP	4,000	6,706
Electricite de France SA	5.625%	2/21/33	EUR	4,000	6,318
Electricite de France SA	5.875%	7/18/31	GBP	3,700	6,365
1 Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,174
1 Electricite de France SA	6.000%	12/29/49	GBP	3,800	5,025
Electricite de France SA	6.000%	1/23/14	GBP	6,200	11,253
Electricite de France SA	6.125%	6/2/34	GBP	4,800	8,386
Electricite de France SA	6.250%	1/25/21	EUR	7,200	9,607
Electricite de France SA	6.250%	5/30/28	GBP	3,000	5,172
French Republic	0.000%	2/25/19	EUR	160,000	175,997
French Republic	0.000%	5/25/20	EUR	233,000	257,408
French Republic	0.000%	5/25/21	EUR	120,000	132,232
French Republic	0.000%	5/25/22	EUR	160,000	175,194
French Republic	0.250%	11/25/20	EUR	190,000	211,767
French Republic	0.250%	11/25/26	EUR	135,000	139,946
French Republic	0.500%	11/25/19	EUR	113,000	126,345
French Republic	0.500%	5/25/25	EUR	141,500	154,209
French Republic	0.500%	5/25/26	EUR	195,000	209,070
French Republic	1.000%	5/25/18	EUR	33,000	36,546
French Republic	1.000%	11/25/18	EUR	81,000	90,388
French Republic	1.000%	5/25/19	EUR	275,850	310,108
French Republic	1.000%	11/25/25	EUR	35,000	39,472
French Republic	1.000%	5/25/27	EUR	141,100	155,975
2 French Republic	1.250%	5/25/36	EUR	105,000	109,569
French Republic	1.500%	5/25/31	EUR	207,000	234,117
French Republic	1.750%	5/25/23	EUR	266,000	318,947
French Republic	1.750%	11/25/24	EUR	119,641	143,724
2 French Republic	1.750%	5/25/66	EUR	63,000	62,413
French Republic	2.250%	10/25/22	EUR	211,000	258,580
French Republic	2.250%	5/25/24	EUR	85,000	105,442
French Republic	2.500%	10/25/20	EUR	128,000	153,621
French Republic	2.500%	5/25/30	EUR	70,500	89,796
French Republic	2.750%	10/25/27	EUR	108,950	140,905
French Republic	3.000%	4/25/22	EUR	109,500	137,950
French Republic	3.250%	10/25/21	EUR	89,400	112,703
French Republic	3.250%	5/25/45	EUR	108,600	155,849
French Republic	3.500%	4/25/20	EUR	100,000	121,913
French Republic	3.500%	4/25/26	EUR	112,000	152,666
French Republic	3.750%	10/25/19	EUR	90,000	108,522
French Republic	3.750%	4/25/21	EUR	58,000	73,469
French Republic	4.000%	10/25/38	EUR	105,000	166,045
French Republic	4.000%	4/25/55	EUR	36,400	61,427
French Republic	4.000%	4/25/60	EUR	32,750	56,275
French Republic	4.250%	10/25/18	EUR	135,000	157,589
French Republic	4.250%	4/25/19	EUR	45,000	53,732
French Republic	4.250%	10/25/23	EUR	120,000	165,431
French Republic	4.500%	4/25/41	EUR	133,500	227,855
French Republic	4.750%	4/25/35	EUR	61,300	102,716
French Republic	5.500%	4/25/29	EUR	66,000	108,796
French Republic	5.750%	10/25/32	EUR	76,500	136,659
French Republic	6.000%	10/25/25	EUR	55,000	87,365

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
French Republic	8.250%	4/25/22	EUR	14,000	21,619
French Republic	8.500%	10/25/19	EUR	10,000	13,351
1 La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,271
La Banque Postale SA	3.000%	6/9/28	EUR	2,000	2,310
La Poste SA	1.125%	6/4/25	EUR	10,000	11,066
La Poste SA	2.750%	11/26/24	EUR	4,200	5,235
Regie Autonome des Transports Parisiens	2.625%	11/6/19	CHF	3,000	3,247
Regie Autonome des Transports Parisiens	4.500%	5/28/18	EUR	4,000	4,580
Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,230
Region of Ile de France	2.250%	6/10/23	EUR	900	1,095
Region of Ile de France	3.625%	3/27/24	EUR	3,000	3,954
RTE Reseau de Transport d’Electricite SA	2.750%	6/20/29	EUR	1,400	1,749
RTE Reseau de Transport d’Electricite SA	4.125%	2/3/21	EUR	1,400	1,755
SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	13,309
SA de Gestion de Stocks de Securite	1.750%	10/22/19	EUR	5,000	5,719
SNCF Mobilities EPIC	4.125%	2/19/25	EUR	700	963
SNCF Mobilities EPIC	4.875%	6/12/23	EUR	4,000	5,553
SNCF Reseau	0.100%	5/27/21	EUR	10,000	10,956
SNCF Reseau	1.125%	5/25/30	EUR	24,600	26,061
SNCF Reseau	1.500%	5/29/37	EUR	18,000	18,623
SNCF Reseau	3.125%	10/25/28	EUR	7,000	9,232
SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,131
SNCF Reseau	4.375%	6/2/22	EUR	7,000	9,280
SNCF Reseau	4.830%	3/25/60	GBP	1,000	2,110
SNCF Reseau	5.000%	10/10/33	EUR	10,500	17,203
SNCF Reseau	5.000%	3/11/52	GBP	3,500	7,088
SNCF Reseau	5.250%	12/7/28	GBP	17,000	29,434
SNCF Reseau	5.500%	12/1/21	GBP	3,000	4,647
SNCF Reseau	6.000%	10/12/20	EUR	9,000	11,914
Societe Nationale des Chemins de Fer Francais	3.625%	6/3/20	EUR	3,711	4,523
Societe Nationale des Chemins de Fer Francais	4.375%	7/10/18	EUR	5,000	5,752
6 UNEDIC	0.000%	11/25/20	EUR	9,000	9,869
UNEDIC	0.040%	5/25/19	EUR	18,000	19,769
6 UNEDIC	0.625%	2/17/25	EUR	10,000	10,977
6 UNEDIC	0.625%	3/3/26	EUR	10,000	10,838
6 UNEDIC	0.875%	10/25/22	EUR	18,000	20,429
6 UNEDIC	1.250%	5/29/20	EUR	5,000	5,708
6 UNEDIC	1.250%	10/21/27	EUR	1,500	1,679
6 UNEDIC	1.500%	4/16/21	EUR	36,000	41,822
6 UNEDIC	2.250%	4/5/23	EUR	7,000	8,548
UNEDIC	2.375%	5/25/24	EUR	3,000	3,721
					7,176,802
Total France (Cost $9,645,660)					9,383,710
Germany (9.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Aareal Bank AG	1.000%	6/28/18	EUR	500	553
Bayerische Landesbank	0.350%	12/1/22	EUR	5,000	5,518
Bayerische Landesbank	1.000%	7/9/21	EUR	250	284
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	5,918
Bayerische Landesbank	2.000%	7/11/22	EUR	700	839
Berlin Hyp AG	0.375%	5/3/24	EUR	1,000	1,094
Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	6,878
Commerzbank AG	0.250%	1/26/22	EUR	4,000	4,402
Commerzbank AG	0.500%	6/9/26	EUR	15,000	16,216

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Commerzbank AG	0.875%	9/8/25	EUR	10,000	11,237
Commerzbank AG	1.000%	6/25/18	EUR	5,000	5,530
Commerzbank AG	1.000%	2/5/19	EUR	3,000	3,339
Commerzbank AG	4.125%	4/7/21	EUR	4,500	5,708
Commerzbank AG	4.375%	7/2/19	EUR	4,500	5,393
Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	10,058
Deutsche Bank AG	0.250%	8/31/28	EUR	5,000	5,044
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,283
Deutsche Genossenschafts-Hypothekenbank
AG	0.125%	9/30/22	EUR	13,000	14,162
Deutsche Genossenschafts-Hypothekenbank
AG	0.375%	3/31/26	EUR	5,900	6,334
Deutsche Genossenschafts-Hypothekenbank
AG	0.500%	9/30/26	EUR	10,000	10,800
Deutsche Hypothekenbank AG	0.125%	4/20/22	EUR	5,000	5,462
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,711
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,500	1,597
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,000	1,186
Deutsche Pfandbriefbank AG	0.050%	8/9/21	EUR	1,000	1,092
Deutsche Pfandbriefbank AG	0.125%	11/27/20	EUR	10,000	10,977
Deutsche Pfandbriefbank AG	0.200%	3/1/22	EUR	5,450	5,969
Deutsche Pfandbriefbank AG	0.250%	7/30/20	EUR	5,500	6,063
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,000	4,566
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	1,300	1,726
Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	10,000	11,827
Deutsche Pfandbriefbank AG	2.125%	6/3/19	EUR	1,550	1,771
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,000	7,524
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	6,008
Dexia Kommunalbank Deutschland AG	0.050%	9/8/21	EUR	14,800	16,058
Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	9,111
Dexia Kommunalbank Deutschland AG	4.750%	5/23/18	EUR	2,000	2,292
7 German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	3,906
HSH Nordbank AG	0.625%	7/17/19	EUR	5,000	5,523
HSH Nordbank AG	1.375%	10/2/18	EUR	2,500	2,779
Landesbank Hessen-Thueringen Girozentrale	0.100%	3/4/20	EUR	5,000	5,494
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	22,500	24,527
Landesbank Hessen-Thueringen Girozentrale	1.000%	6/26/18	EUR	6,400	7,080
Landesbank Hessen-Thueringen Girozentrale	1.000%	2/25/19	EUR	8,000	8,923
Landesbank Hessen-Thueringen Girozentrale	1.125%	5/27/21	EUR	10,000	11,424
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	961
LBBW	0.125%	2/21/22	EUR	5,000	5,475
LBBW	1.375%	6/1/18	EUR	800	888
Muenchener Hypothekenbank eG	1.125%	10/4/18	EUR	1,000	1,112
Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	17,282
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	7,000	8,943
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	4,893
UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	5,486
UniCredit Bank AG	1.875%	9/12/22	EUR	500	596
UniCredit Bank AG	1.875%	4/9/24	EUR	5,000	6,030
WL BANK AG Westfaelische
Landschaft Bodenkreditbank	0.375%	6/6/25	EUR	2,000	2,164
WL BANK AG Westfaelische
Landschaft Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,349
WL BANK AG Westfaelische
Landschaft Bodenkreditbank	0.750%	2/2/26	EUR	10,000	11,112

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.875%	1/18/30	EUR	7,000	7,521
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	2,832
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	2.500%	3/29/22	EUR	10,400	12,696
					379,526
Corporate Bonds (1.1%)
Allianz Finance II BV	1.375%	4/21/31	EUR	500	537
Allianz Finance II BV	3.000%	3/13/28	EUR	2,500	3,228
Allianz Finance II BV	3.500%	2/14/22	EUR	8,500	10,728
Allianz Finance II BV	4.500%	3/13/43	GBP	2,600	4,541
Allianz Finance II BV	4.750%	7/22/19	EUR	400	483
1 Allianz Finance II BV	5.750%	7/8/41	EUR	27,800	35,574
1 Allianz SE	2.241%	7/7/45	EUR	400	435
1 Allianz SE	3.250%	2/28/49	CHF	1,000	1,052
1 Allianz SE	3.375%	9/29/49	EUR	3,400	3,914
1 Allianz SE	4.750%	10/29/49	EUR	7,500	9,325
1 Allianz SE	5.625%	10/17/42	EUR	2,000	2,619
alstria office REIT-AG	2.125%	4/12/23	EUR	200	231
ATF Netherlands BV	1.500%	7/15/24	EUR	26,800	28,604
BASF SE	0.875%	10/6/23	GBP	500	632
BASF SE	0.875%	10/6/31	EUR	600	613
BASF SE	1.375%	1/22/19	EUR	1,300	1,447
BASF SE	1.875%	2/4/21	EUR	5,000	5,816
BASF SE	2.000%	12/5/22	EUR	9,600	11,413
Bayer AG	1.875%	1/25/21	EUR	3,000	3,471
1 Bayer AG	3.000%	7/1/75	EUR	2,000	2,263
1 Bayer AG	3.750%	7/1/74	EUR	5,754	6,638
Bayer AG	5.625%	5/23/18	GBP	200	272
Bayer Capital Corp. BV	1.250%	11/13/23	EUR	500	571
Berlin Hyp AG	1.250%	1/22/25	EUR	400	449
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,700
1 Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,228
BMW Australia Finance Ltd.	2.750%	2/23/18	AUD	7,000	5,250
BMW Finance NV	0.500%	9/5/18	EUR	17,800	19,542
BMW Finance NV	0.750%	4/15/24	EUR	8,964	9,826
BMW Finance NV	0.750%	7/12/24	EUR	100	109
BMW Finance NV	0.875%	11/17/20	EUR	800	894
BMW Finance NV	0.875%	8/16/22	GBP	400	508
BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,138
BMW Finance NV	1.500%	6/5/18	EUR	1,500	1,663
BMW Finance NV	1.875%	6/29/20	GBP	200	267
BMW Finance NV	2.000%	9/4/20	EUR	4,000	4,631
BMW Finance NV	3.250%	1/14/19	EUR	8,000	9,202
BMW Finance NV	3.375%	12/14/18	GBP	7,350	9,917
BMW US Capital LLC	0.625%	4/20/22	EUR	16,210	17,895
BMW US Capital LLC	1.000%	4/20/27	EUR	300	324
Commerzbank AG	0.125%	12/15/26	EUR	1,800	1,868
Commerzbank AG	1.500%	9/21/22	EUR	5,000	5,660
Commerzbank AG	4.000%	9/16/20	EUR	2,500	3,061
Commerzbank AG	4.000%	3/23/26	EUR	7,050	8,202
Continental AG	3.000%	7/16/18	EUR	5,500	6,207
Continental AG	3.125%	9/9/20	EUR	4,500	5,384
Covestro AG	1.750%	9/25/24	EUR	10,000	11,517
Daimler AG	0.250%	5/11/20	EUR	3,200	3,504

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Daimler AG	0.875%	1/12/21	EUR	10,000	11,175
Daimler AG	1.000%	12/20/19	GBP	1,500	1,949
Daimler AG	1.375%	5/11/28	EUR	6,000	6,623
Daimler AG	1.400%	1/12/24	EUR	8,570	9,791
Daimler AG	1.500%	11/19/18	EUR	5,600	6,247
Daimler AG	2.000%	4/7/20	EUR	400	460
Daimler AG	2.000%	6/25/21	EUR	600	702
Daimler AG	2.250%	1/24/22	EUR	1,750	2,084
Daimler AG	2.375%	9/12/22	EUR	7,000	8,418
Daimler AG	2.375%	3/8/23	EUR	2,500	3,020
Daimler AG	2.750%	12/4/20	GBP	1,500	2,061
Daimler Canada Finance Inc.	1.910%	7/8/21	CAD	5,000	3,681
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	4,250
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	11,329
Deutsche Bank AG	1.250%	9/8/21	EUR	11,200	12,355
Deutsche Bank AG	2.375%	1/11/23	EUR	14,500	16,896
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	4,826
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	607
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	16,409
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	700	759
Deutsche Pfandbriefbank AG	1.125%	4/27/20	EUR	5,580	6,198
Deutsche Pfandbriefbank AG	1.250%	2/4/19	EUR	4,500	5,000
Deutsche Pfandbriefbank AG	1.500%	9/17/19	EUR	6,184	6,928
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,483
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,530
Deutsche Telekom International Finance BV	0.250%	4/19/21	EUR	5,700	6,209
Deutsche Telekom International Finance BV	0.375%	10/30/21	EUR	17,000	18,585
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	10,400	11,397
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	14,500	16,908
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,000	2,473
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	3,909
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	8,500	12,054
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	2,400	3,868
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	300	560
DVB Bank SE	0.875%	4/9/21	EUR	400	440
DVB Bank SE	1.250%	4/22/20	EUR	9,900	11,066
DVB Bank SE	1.250%	9/15/21	EUR	500	558
DVB Bank SE	1.250%	6/16/23	EUR	1,000	1,097
DVB Bank SE	1.625%	5/28/18	EUR	2,000	2,216
E.ON International Finance BV	5.750%	5/7/20	EUR	10,000	12,747
E.ON International Finance BV	6.000%	10/30/19	GBP	3,500	5,091
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	3,664
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	2,003
Eurogrid GmbH	1.875%	6/10/25	EUR	3,000	3,493
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,226
Evonik Finance BV	0.000%	3/8/21	EUR	300	323
Evonik Industries AG	1.875%	4/8/20	EUR	1,000	1,148
Fresenius SE & Co. KGaA	0.875%	1/31/22	EUR	2,800	3,058
Fresenius SE & Co. KGaA	2.125%	2/1/27	EUR	6,800	7,649
Fresenius SE & Co. KGaA	3.000%	1/30/32	EUR	170	197
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	8,300	10,528
Grand City Properties SA	1.500%	4/17/25	EUR	7,000	7,655
Grand City Properties SA	2.000%	10/29/21	EUR	2,000	2,302
1 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,300	3,020
1 Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,517
HeidelbergCement AG	2.250%	3/30/23	EUR	5,000	5,843

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
HeidelbergCement AG	2.250%	6/3/24	EUR	10,700	12,476
HeidelbergCement Finance Luxembourg SA	0.500%	1/18/21	EUR	8,000	8,764
HeidelbergCement Finance Luxembourg SA	7.500%	4/3/20	EUR	2,000	2,635
Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	13,779	17,611
innogy Finance BV	1.875%	1/30/20	EUR	8,700	9,929
innogy Finance BV	4.750%	1/31/34	GBP	4,200	6,658
innogy Finance BV	5.125%	7/23/18	EUR	1,000	1,158
innogy Finance BV	5.500%	7/6/22	GBP	100	154
innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,224
innogy Finance BV	6.125%	7/6/39	GBP	8,000	15,186
innogy Finance BV	6.250%	6/3/30	GBP	1,500	2,676
innogy Finance BV	6.500%	4/20/21	GBP	6,400	9,885
innogy Finance BV	6.625%	1/31/19	EUR	13,400	16,282
LANXESS AG	0.250%	10/7/21	EUR	500	543
LANXESS AG	1.000%	10/7/26	EUR	8,100	8,548
LANXESS AG	2.625%	11/21/22	EUR	300	363
LEG Immobilien AG	1.250%	1/23/24	EUR	800	882
Linde AG	1.750%	9/17/20	EUR	4,000	4,609
Linde AG	2.000%	4/18/23	EUR	2,500	2,981
Linde Finance BV	0.250%	1/18/22	EUR	7,200	7,866
Linde Finance BV	1.750%	6/11/19	EUR	8,000	9,051
Linde Finance BV	3.875%	6/1/21	EUR	400	503
Merck Financial Services GmbH	0.750%	9/2/19	EUR	7,000	7,754
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,231
1 Merck KGaA	2.625%	12/12/74	EUR	2,000	2,276
Metro AG	3.375%	3/1/19	EUR	1,050	1,210
1 Muenchener Rueckversicherungs Gesellschaft
In Muenchen AG	6.000%	5/26/41	EUR	500	649
1 Muenchener Rueckversicherungs Gesellschaft
In Muenchen AG	6.250%	5/26/42	EUR	11,800	15,899
1 Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen	6.625%	5/26/42	GBP	2,000	3,088
O2 Telefonica Deutschland Finanzierungs GmbH	1.875%	11/22/18	EUR	5,000	5,605
RWE AG	5.750%	2/14/33	EUR	150	243
SAP SE	1.750%	2/22/27	EUR	5,000	5,910
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	4,560
Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	6,972
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,413
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	653
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	4,796
Siemens Financieringsmaatschappij NV	5.625%	6/11/18	EUR	4,000	4,639
Talanx AG	2.500%	7/23/26	EUR	2,000	2,474
1 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	280
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	1,733
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,267
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	7,500	9,438
Volkswagen Bank GmbH	1.500%	2/13/19	EUR	10,000	11,171
Volkswagen Financial Services NV	1.750%	4/17/20	GBP	3,284	4,312
Volkswagen Financial Services NV	2.750%	10/2/20	GBP	2,250	3,056
Volkswagen International Finance NV	0.875%	1/16/23	EUR	10,250	11,206
Volkswagen International Finance NV	2.000%	3/26/21	EUR	6,400	7,410
1 Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,000	10,403
1 Volkswagen International Finance NV	3.750%	3/29/49	EUR	4,500	5,156
1 Volkswagen International Finance NV	3.875%	9/29/49	EUR	1,500	1,699
1 Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,326

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Volkswagen International Finance NV	5.125%	9/29/49	EUR	4,000	4,828
Volkswagen Leasing GmbH	0.750%	8/11/20	EUR	2,000	2,210
Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,000	10,469
Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	10,000	11,740
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	7,000	8,331
Vonovia Finance BV	1.500%	3/31/25	EUR	10,000	11,163
Vonovia Finance BV	2.250%	12/15/23	EUR	12,700	14,974
Vonovia Finance BV	3.125%	7/25/19	EUR	8,900	10,349
Vonovia Finance BV	3.625%	10/8/21	EUR	3,000	3,716
1 Vonovia Finance BV	4.000%	12/29/49	EUR	2,000	2,317
1 Vonovia Finance BV	4.625%	4/8/74	EUR	3,000	3,468
WL BANK AG Westfaelische
Landschaft Bodenkreditbank	0.100%	8/31/26	EUR	1,000	1,042
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	4,738
Wuerth Finance International BV	3.750%	5/25/18	EUR	5,402	6,122
					952,218
Sovereign Bonds (8.1%)
Bayerische Landesbank	1.250%	12/20/21	GBP	2,400	3,148
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,582
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,000	7,160
7 Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	5,754
8 Bundesrepublik Deutschland	0.000%	8/15/26	EUR	114,500	121,793
Bundesschatzanweisungen	0.000%	6/15/18	EUR	100,000	109,891
Bundesschatzanweisungen	0.000%	9/14/18	EUR	100,000	110,057
8 Bundesschatzanweisungen	0.000%	12/14/18	EUR	270,000	297,720
Deutsche Bahn Finance BV	0.000%	7/19/21	EUR	30,000	32,680
Deutsche Bahn Finance BV	1.250%	10/23/25	EUR	2,500	2,868
Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,114
Deutsche Bahn Finance BV	2.500%	9/12/23	EUR	18,500	22,898
Deutsche Bahn Finance BV	2.750%	3/19/29	EUR	3,500	4,517
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,142
Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	728
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	2,514
Deutsche Bahn Finance BV	3.750%	7/9/25	EUR	5,919	8,114
1 EnBW Energie Baden-Wuerttemberg AG	3.375%	4/5/77	EUR	1,800	2,028
1 EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	3,983
EnBW International Finance BV	2.500%	6/4/26	EUR	2,000	2,474
EnBW International Finance BV	6.125%	7/7/39	EUR	2,285	4,060
EWE AG	4.125%	11/4/20	EUR	2,000	2,473
Federal Republic of Germany	0.000%	4/17/20	EUR	50,000	55,556
Federal Republic of Germany	0.000%	4/9/21	EUR	142,800	158,882
Federal Republic of Germany	0.250%	10/11/19	EUR	142,500	158,922
8 Federal Republic of Germany	0.250%	10/16/20	EUR	140,000	157,011
8 Federal Republic of Germany	0.250%	2/15/27	EUR	443,500	480,069
Federal Republic of Germany	0.500%	2/15/25	EUR	12,000	13,566
Federal Republic of Germany	0.500%	2/15/26	EUR	93,500	104,875
Federal Republic of Germany	1.000%	10/12/18	EUR	55,000	61,468
Federal Republic of Germany	1.000%	2/22/19	EUR	37,650	42,334
Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	11,974
Federal Republic of Germany	1.500%	2/15/23	EUR	125,000	150,159
8 Federal Republic of Germany	1.500%	5/15/23	EUR	163,500	196,933
Federal Republic of Germany	1.500%	5/15/24	EUR	10,000	12,121
8 Federal Republic of Germany	1.750%	7/4/22	EUR	194,246	234,988
Federal Republic of Germany	1.750%	2/15/24	EUR	24,500	30,121
Federal Republic of Germany	2.000%	8/15/23	EUR	81,500	101,197

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Federal Republic of Germany	2.250%	9/4/20	EUR	11,900	14,220
Federal Republic of Germany	2.250%	9/4/21	EUR	67,400	82,254
8 Federal Republic of Germany	2.500%	1/4/21	EUR	65,000	78,920
Federal Republic of Germany	2.500%	7/4/44	EUR	112,500	163,680
Federal Republic of Germany	2.500%	8/15/46	EUR	66,050	96,983
Federal Republic of Germany	3.000%	7/4/20	EUR	79,000	96,128
Federal Republic of Germany	3.250%	1/4/20	EUR	53,000	63,929
Federal Republic of Germany	3.250%	7/4/21	EUR	17,500	22,098
Federal Republic of Germany	3.250%	7/4/42	EUR	74,569	121,581
Federal Republic of Germany	3.500%	7/4/19	EUR	21,200	25,240
Federal Republic of Germany	3.750%	1/4/19	EUR	63,000	73,872
Federal Republic of Germany	4.000%	1/4/37	EUR	95,268	163,549
Federal Republic of Germany	4.250%	7/4/18	EUR	67,000	77,316
Federal Republic of Germany	4.250%	7/4/39	EUR	48,400	88,189
Federal Republic of Germany	4.750%	7/4/28	EUR	63,500	102,041
9 Federal Republic of Germany	4.750%	7/4/34	EUR	38,300	68,984
Federal Republic of Germany	4.750%	7/4/40	EUR	43,500	85,178
Federal Republic of Germany	5.500%	1/4/31	EUR	80,100	144,262
Federal Republic of Germany	5.625%	1/4/28	EUR	2,365	3,998
Federal Republic of Germany	6.250%	1/4/24	EUR	25,000	38,923
Federal Republic of Germany	6.250%	1/4/30	EUR	10,000	18,638
Federal Republic of Germany	6.500%	7/4/27	EUR	113,000	199,304
7 FMS Wertmanagement AoeR	0.000%	2/18/19	EUR	15,000	16,505
FMS Wertmanagement AoeR	0.000%	4/15/19	EUR	50,000	54,982
FMS Wertmanagement AoeR	0.000%	2/17/20	EUR	20,000	21,949
FMS Wertmanagement AoeR	0.000%	10/20/20	EUR	7,500	8,247
FMS Wertmanagement AoeR	0.050%	7/6/21	EUR	10,000	10,991
FMS Wertmanagement AoeR	0.125%	4/16/20	EUR	4,000	4,416
FMS Wertmanagement AoeR	0.750%	3/14/19	EUR	9,000	10,032
7 FMS Wertmanagement AoeR	0.875%	5/14/21	GBP	20,000	26,118
FMS Wertmanagement AoeR	1.125%	9/3/18	EUR	5,000	5,568
FMS Wertmanagement AoeR	1.250%	3/8/19	GBP	5,000	6,572
FMS Wertmanagement AoeR	1.875%	12/7/18	GBP	10,000	13,251
FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	16,000	18,251
7 FMS Wertmanagement AoeR	3.000%	8/3/18	EUR	2,000	2,276
FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	7,430
FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	11,000	13,747
Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	10,813
Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	9,000	10,769
Free State of Bavaria	1.875%	2/7/19	EUR	18,000	20,385
Gemeinsame Deutsche Bundeslaender	0.375%	6/23/20	EUR	5,000	5,555
Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	15,000	16,499
Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,000	1,153
Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	2,790
Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	5,784
Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	16,591
Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,531
Gemeinsame Deutsche Bundeslaender	2.375%	9/21/18	EUR	700	792
Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	3,000	3,576
7 KFW	0.000%	12/7/18	EUR	30,000	33,001
7 KFW	0.000%	6/30/21	EUR	51,300	56,588
7 KFW	0.000%	4/28/22	EUR	27,900	30,652
7 KFW	0.000%	9/15/23	EUR	32,000	34,747
7 KFW	0.050%	5/30/24	EUR	3,000	3,248
7 KFW	0.125%	6/1/20	EUR	50,000	55,437

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
7 KFW	0.125%	10/27/20	EUR	20,000	22,196
7 KFW	0.375%	7/22/19	EUR	10,000	11,119
7 KFW	0.375%	3/15/23	EUR	25,000	27,864
7 KFW	0.375%	3/9/26	EUR	5,000	5,443
7 KFW	0.375%	4/23/30	EUR	15,000	15,316
7 KFW	0.625%	1/15/25	EUR	18,675	20,944
7 KFW	0.875%	6/25/18	EUR	1,500	1,663
7 KFW	0.875%	3/18/19	EUR	20,000	22,396
7 KFW	0.875%	3/15/22	GBP	20,000	26,158
7 KFW	1.125%	10/16/18	EUR	25,000	27,939
7 KFW	1.125%	12/23/19	GBP	500	659
7 KFW	1.125%	1/15/20	EUR	27,000	30,716
7 KFW	1.250%	7/4/36	EUR	23,000	25,341
7 KFW	1.375%	1/28/20	CAD	15,270	11,271
7 KFW	1.500%	6/11/24	EUR	2,460	2,936
7 KFW	1.625%	1/15/21	EUR	43,000	50,366
7 KFW	1.750%	10/29/19	CAD	1,937	1,440
7 KFW	1.875%	3/20/19	EUR	15,000	17,110
7 KFW	2.000%	12/6/18	GBP	9,000	11,972
7 KFW	2.500%	1/17/22	EUR	2,000	2,463
7 KFW	2.500%	8/25/25	CHF	6,500	8,002
7 KFW	2.750%	4/16/20	AUD	5,000	3,801
7 KFW	2.900%	6/6/22	AUD	7,500	5,683
7 KFW	3.125%	6/15/18	EUR	17,000	19,305
7 KFW	3.375%	1/18/21	EUR	25,350	31,505
7 KFW	3.500%	7/4/21	EUR	25,000	31,597
7 KFW	3.750%	7/18/18	AUD	10,000	7,652
7 KFW	3.875%	1/21/19	EUR	10,000	11,743
7 KFW	4.000%	1/16/19	AUD	10,000	7,740
7 KFW	4.700%	6/2/37	CAD	2,350	2,125
7 KFW	4.875%	3/15/37	GBP	4,000	7,870
7 KFW	5.000%	5/22/19	NOK	20,000	2,516
7 KFW	5.000%	3/19/24	AUD	10,000	8,455
7 KFW	5.500%	2/9/22	AUD	18,000	15,241
7 KFW	5.550%	6/7/21	GBP	19,000	29,518
7 KFW	5.750%	6/7/32	GBP	6,000	12,010
7 KFW	6.000%	8/20/20	AUD	10,000	8,368
7 KFW	6.000%	12/7/28	GBP	10,000	19,207
7 KFW	6.250%	2/23/18	AUD	16,000	12,400
7 KFW	6.250%	12/4/19	AUD	3,000	2,477
7 KFW	6.250%	5/19/21	AUD	9,000	7,725
Land Thueringen	0.500%	5/12/25	EUR	4,500	4,907
Land Thueringen	1.625%	8/17/20	EUR	2,462	2,842
Landesbank Baden-Wuerttemberg	0.250%	7/21/20	EUR	400	442
Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	1,839
Landesbank Hessen-Thueringen Girozentrale	0.000%	1/12/22	EUR	5,500	5,993
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.250%	11/25/19	EUR	4,500	4,971
Landeskreditbank Baden-Wuerttemberg
Foerderbank	2.250%	2/17/21	AUD	20,000	14,817
Landeskreditbank Baden-Wuerttemberg
Foerderbank	3.750%	1/23/18	AUD	5,000	3,793
7 Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	30,000	33,214
7 Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	21,000
7 Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	14,600	19,002

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
7	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	5,825
7	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	3,000	2,233
[2,7]	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	2,655	1,976
7	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,745
7	Landwirtschaftliche Rentenbank	2.000%	2/20/19	EUR	3,000	3,416
7	Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,196
7	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	3,200	2,281
7	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	16,065
7	Landwirtschaftliche Rentenbank	4.000%	1/30/20	NZD	8,513	6,005
7	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,049
7	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	10,000	8,035
7	Landwirtschaftliche Rentenbank	4.750%	3/12/19	NZD	5,000	3,567
7	Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	15,000	12,239
	NRW Bank	0.000%	2/1/22	EUR	30,000	32,691
	NRW Bank	0.100%	1/10/23	EUR	25,000	27,169
	NRW Bank	0.125%	3/10/23	EUR	5,000	5,441
	NRW Bank	0.500%	7/23/18	EUR	10,000	11,010
	NRW Bank	0.500%	5/11/26	EUR	12,000	13,026
	NRW Bank	0.625%	2/11/26	EUR	15,000	16,492
	NRW Bank	1.250%	10/22/18	EUR	5,000	5,575
	NRW Bank	3.875%	1/27/20	EUR	4,000	4,852
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	10,925
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,727
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	9,739
	State of Berlin	0.500%	2/10/25	EUR	10,000	10,991
	State of Berlin	0.625%	3/20/26	EUR	25,000	27,443
	State of Berlin	0.625%	8/25/36	EUR	1,500	1,432
	State of Berlin	0.750%	11/11/22	EUR	10,000	11,299
	State of Berlin	1.000%	5/19/32	EUR	15,000	15,874
	State of Berlin	1.500%	8/28/20	EUR	2,000	2,304
	State of Berlin	1.500%	1/21/21	EUR	3,300	3,816
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,165
	State of Berlin	3.125%	8/17/21	EUR	30,300	37,577
	State of Berlin	3.250%	5/23/18	EUR	1,500	1,697
	State of Brandenburg	3.500%	6/15/21	EUR	15,000	18,787
	State of Bremen	0.500%	7/30/21	EUR	15,000	16,734
	State of Bremen	0.500%	3/3/25	EUR	13,000	14,210
	State of Bremen	1.375%	4/28/21	EUR	1,000	1,152
	State of Hesse	0.250%	6/10/25	EUR	25,000	26,883
	State of Hesse	0.375%	3/10/23	EUR	18,000	19,903
	State of Hesse	0.500%	2/17/25	EUR	10,500	11,544
	State of Hesse	0.750%	8/4/36	EUR	12,000	11,786
	State of Hesse	1.375%	2/5/20	EUR	8,000	9,105
	State of Hesse	1.375%	6/10/24	EUR	4,000	4,688
	State of Hesse	1.750%	6/19/20	EUR	3,730	4,323
	State of Hesse	1.750%	1/20/23	EUR	3,000	3,575
	State of Hesse	3.000%	8/23/21	EUR	12,000	14,833
	State of Hesse	3.500%	3/10/20	EUR	5,000	6,038
	State of Lower Saxony	0.000%	8/2/24	EUR	47,000	50,063
	State of Lower Saxony	0.625%	1/20/25	EUR	10,000	11,103
	State of Lower Saxony	1.000%	8/18/22	EUR	11,000	12,595
	State of Lower Saxony	1.375%	9/26/19	EUR	7,000	7,941
	State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,223
	State of North Rhine-Westphalia	0.200%	4/17/23	EUR	20,000	21,859
	State of North Rhine-Westphalia	0.200%	2/16/24	EUR	35,800	38,854

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of North Rhine-Westphalia	0.375%	10/19/21	EUR	10,000	11,113
State of North Rhine-Westphalia	0.375%	2/16/23	EUR	4,300	4,755
State of North Rhine-Westphalia	0.500%	3/11/25	EUR	3,000	3,297
State of North Rhine-Westphalia	0.500%	4/16/26	EUR	10,000	10,866
State of North Rhine-Westphalia	0.625%	7/21/31	EUR	15,000	15,194
State of North Rhine-Westphalia	0.750%	1/16/26	EUR	15,000	16,675
State of North Rhine-Westphalia	0.875%	12/16/19	EUR	5,000	5,617
State of North Rhine-Westphalia	1.000%	2/15/19	EUR	7,000	7,819
State of North Rhine-Westphalia	1.250%	3/13/20	EUR	5,000	5,687
State of North Rhine-Westphalia	1.250%	5/12/36	EUR	4,000	4,259
State of North Rhine-Westphalia	1.375%	5/16/22	EUR	5,050	5,873
State of North Rhine-Westphalia	1.500%	12/15/20	EUR	48,000	55,505
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	4,630
State of North Rhine-Westphalia	1.625%	10/24/30	EUR	10,000	11,607
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	11,150	13,333
State of North Rhine-Westphalia	1.875%	3/15/24	EUR	1,950	2,356
State of North Rhine-Westphalia	2.000%	9/13/18	EUR	1,000	1,125
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	3,683
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,118
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	6,400	8,102
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	10,000	10,441
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,589
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	6,599
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	10,745	12,201
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,038
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,736
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	10,876
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	2,956
					6,680,605
Total Germany (Cost $8,172,295)					8,012,349
Hong Kong (0.1%)
Corporate Bonds (0.1%)
CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	10,500	11,163
CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	18,773
1 Hutchison Whampoa Europe Finance 13 Ltd.	3.750%	5/29/49	EUR	1,200	1,343
Hutchison Whampoa Finance 14 Ltd.	1.375%	10/31/21	EUR	100	112
					31,391
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	0.910%	11/5/20	HKD	100,000	12,831
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,559
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	4,111
					21,501
Total Hong Kong (Cost $53,193)					52,892
Hungary (0.1%)
Sovereign Bonds (0.1%)
Republic of Hungary	2.500%	10/27/21	HUF	900,000	3,254
Republic of Hungary	3.000%	10/27/27	HUF	14,500,100	49,366
Republic of Hungary	5.500%	6/24/25	HUF	1,000,000	4,090
Republic of Hungary	6.000%	1/11/19	EUR	10,000	12,007
Republic of Hungary	6.000%	11/24/23	HUF	2,910,000	12,239
Total Hungary (Cost $79,379)					80,956

Total International Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,184
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,033
Total India (Cost $4,418)					4,217
Indonesia (0.0%)
Sovereign Bonds (0.0%)
Republic of Indonesia	2.875%	7/8/21	EUR	8,520	9,891
2 Republic of Indonesia	2.875%	7/8/21	EUR	2,500	2,902
Republic of Indonesia	3.375%	7/30/25	EUR	5,000	5,824
Republic of Indonesia	3.750%	6/14/28	EUR	5,000	5,835
Total Indonesia (Cost $24,655)					24,452
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,336
Bank of Ireland Mortgage Bank	1.750%	3/19/19	EUR	5,000	5,648
					8,984
Corporate Bonds (0.1%)
CRH Finance DAC	1.375%	10/18/28	EUR	10,600	11,275
CRH Finance Ltd.	3.125%	4/3/23	EUR	10,850	13,411
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,602
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,488	6,450
Dali Capital plc	4.799%	12/21/37	GBP	150	252
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,844
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,500	12,512
Ryanair DAC	1.125%	8/15/23	EUR	8,000	8,755
Ryanair Ltd.	1.875%	6/17/21	EUR	2,000	2,296
					62,397
Sovereign Bonds (0.6%)
DAA Finance plc	6.587%	7/9/18	EUR	500	587
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,000	7,073
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,274
ESB Finance Ltd.	4.375%	11/21/19	EUR	2,000	2,419
ESB Finance Ltd.	6.500%	3/5/20	GBP	2,000	2,979
Ireland	0.800%	3/15/22	EUR	57,000	64,617
Ireland	1.000%	5/15/26	EUR	41,050	45,311
Ireland	1.700%	5/15/37	EUR	24,690	26,749
Ireland	2.000%	2/18/45	EUR	16,500	18,155
Ireland	2.400%	5/15/30	EUR	28,790	35,492
Ireland	3.400%	3/18/24	EUR	54,950	72,000
Ireland	3.900%	3/20/23	EUR	22,000	29,203
Ireland	4.400%	6/18/19	EUR	10,000	12,027
Ireland	4.500%	10/18/18	EUR	20,000	23,377
Ireland	4.500%	4/18/20	EUR	62,000	77,262
Ireland	5.000%	10/18/20	EUR	24,000	30,956
Ireland	5.400%	3/13/25	EUR	10,450	15,535
Ireland	5.900%	10/18/19	EUR	30,081	37,866
					502,882
Total Ireland (Cost $579,953)					574,263

Total International Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Israel (0.3%)
Corporate Bonds (0.0%)
Teva Pharmaceutical Finance IV BV	2.875%	4/15/19	EUR	2,000	2,287
Teva Pharmaceutical Finance Netherlands II BV	1.125%	10/15/24	EUR	10,800	11,251
Teva Pharmaceutical Finance Netherlands II BV	1.625%	10/15/28	EUR	7,000	7,003
					20,541
Sovereign Bonds (0.3%)
State of Israel	1.000%	4/30/21	ILS	65,000	18,044
State of Israel	1.500%	1/18/27	EUR	16,000	17,607
State of Israel	1.750%	8/31/25	ILS	75,000	20,370
State of Israel	2.000%	3/31/27	ILS	99,000	26,791
State of Israel	2.250%	5/31/19	ILS	74,000	21,232
State of Israel	2.875%	1/29/24	EUR	3,400	4,194
State of Israel	3.750%	3/31/24	ILS	37,000	11,632
State of Israel	4.250%	3/31/23	ILS	73,000	23,443
State of Israel	4.625%	3/18/20	EUR	1,000	1,230
State of Israel	5.000%	1/31/20	ILS	69,000	21,378
State of Israel	5.500%	1/31/22	ILS	20,000	6,655
State of Israel	5.500%	1/31/42	ILS	66,000	24,905
State of Israel	6.000%	2/28/19	ILS	44,000	13,409
State of Israel	6.250%	10/30/26	ILS	56,360	21,164
					232,054
Total Israel (Cost $244,692)					252,595
Italy (7.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Aeroporti Di Roma SPA	5.441%	2/20/23	GBP	250	381
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,500	6,444
1 Banca Monte dei Paschi di Siena SPA	2.875%	4/16/59	EUR	4,000	4,651
Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,562
Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	10,769
Banco Popolare SC	0.750%	3/31/22	EUR	10,000	10,966
Cassa di Risparmio di Parma e Piacenza SPA	0.875%	6/16/23	EUR	10,000	10,998
Credito Emiliano SPA	1.875%	2/27/19	EUR	5,000	5,656
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,541
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	11,695
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	10,500	13,657
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,402
Intesa Sanpaolo SPA	3.750%	9/25/19	EUR	4,300	5,117
Mediobanca SpA	3.625%	10/17/23	EUR	5,000	6,520
UniCredit SPA	1.875%	1/31/19	EUR	3,600	4,059
UniCredit SPA	2.625%	10/31/20	EUR	5,000	5,935
UniCredit SPA	2.750%	1/31/20	EUR	1,310	1,536
UniCredit SPA	5.000%	10/31/21	EUR	3,000	3,972
UniCredit SPA	5.250%	4/30/23	EUR	9,000	12,580
Unione di Banche Italiane SCPA	3.125%	10/14/20	EUR	8,500	10,244
Unione di Banche Italiane SCPA	5.250%	1/28/21	EUR	2,500	3,248
Unione di Banche Italiane SPA	0.375%	9/14/26	EUR	10,000	10,172
Unione di Banche Italiane SpA	1.000%	1/27/23	EUR	10,000	11,221
Unione di Banche Italiane SpA	1.250%	2/7/25	EUR	2,500	2,820
Unione di Banche Italiane SpA	3.125%	2/5/24	EUR	3,000	3,817
					172,963

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.5%)
2i Rete Gas SPA	3.000%	7/16/24	EUR	4,700	5,794
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,000	3,598
Assicurazioni Generali SPA	2.875%	1/14/20	EUR	3,120	3,649
Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,000	2,340
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	6,900	9,574
1 Assicurazioni Generali SPA	7.750%	12/12/42	EUR	16,000	21,348
1 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,200
Atlantia SPA	2.875%	2/26/21	EUR	3,400	4,039
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,175
Atlantia SPA	5.875%	6/9/24	EUR	300	432
Atlantia SPA	6.250%	6/9/22	GBP	1,820	2,864
Autostrade per l’Italia SpA	1.750%	2/1/27	EUR	300	331
Autostrade per l’Italia SpA	1.875%	11/4/25	EUR	18,935	21,354
Enel Finance International NV	1.375%	6/1/26	EUR	25,000	27,065
Enel Finance International NV	1.966%	1/27/25	EUR	4,000	4,598
Enel Finance International NV	2.750%	12/17/18	CHF	3,000	3,162
Enel Finance International NV	4.875%	3/11/20	EUR	14,740	18,209
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	6,733
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,595
Enel Finance International NV	5.000%	9/14/22	EUR	4,000	5,376
Enel Finance International NV	5.625%	8/14/24	GBP	3,000	4,746
Enel Finance International NV	5.750%	10/24/18	EUR	5,400	6,383
Enel Finance International NV	5.750%	9/14/40	GBP	9,300	16,122
Enel SPA	5.750%	6/22/37	GBP	1,000	1,713
Enel SPA	6.250%	6/20/19	GBP	5,550	7,947
Eni SPA	0.625%	9/19/24	EUR	10,000	10,556
Eni SPA	1.625%	5/17/28	EUR	3,000	3,268
Eni SPA	2.625%	11/22/21	EUR	3,000	3,589
Eni SPA	3.250%	7/10/23	EUR	7,360	9,197
Eni SPA	3.625%	1/29/29	EUR	6,000	7,863
Eni SPA	3.750%	6/27/19	EUR	4,000	4,705
Eni SPA	3.750%	9/12/25	EUR	6,300	8,244
Eni SPA	4.250%	2/3/20	EUR	2,570	3,116
Exor SpA	2.125%	12/2/22	EUR	5,000	5,766
FCA Bank SpA	1.250%	9/23/20	EUR	1,600	1,769
FCA Capital Ireland plc	1.250%	6/13/18	EUR	8,000	8,820
FCA Capital Ireland plc	2.625%	4/17/19	EUR	9,000	10,232
Intesa Sanpaolo SPA	1.125%	1/14/20	EUR	5,000	5,540
Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	12,228	13,937
Intesa Sanpaolo SPA	3.000%	1/28/19	EUR	11,000	12,573
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,000	9,695
Intesa Sanpaolo SPA	4.000%	11/8/18	EUR	500	577
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	4,000	5,041
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	2,528
1 Intesa Sanpaolo Vita SPA	4.750%	12/29/49	EUR	3,900	4,329
Italgas SPA	0.500%	1/19/22	EUR	8,000	8,693
Luxottica Group SPA	2.625%	2/10/24	EUR	8,800	10,942
Luxottica Group SPA	3.625%	3/19/19	EUR	2,000	2,327
Mediobanca SPA	1.625%	1/19/21	EUR	5,000	5,619
Snam SPA	0.000%	10/25/20	EUR	3,700	3,997
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,242
Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	6,466	7,156
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	7,639
Terna Rete Elettrica Nazionale SPA	4.875%	10/3/19	EUR	900	1,093

Total International Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
UniCredit SPA	0.375%	10/31/26	EUR	11,000	11,176
UniCredit SPA	1.500%	6/19/19	EUR	3,000	3,358
UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,785
UniCredit SPA	3.625%	1/24/19	EUR	3,000	3,466
Unione di Banche Italiane SpA	2.875%	2/18/19	EUR	8,500	9,709
					393,894
Sovereign Bonds (7.1%)
A2A SPA	1.750%	2/25/25	EUR	2,000	2,245
A2A SPA	3.625%	1/13/22	EUR	4,100	5,089
ACEA SPA	2.625%	7/15/24	EUR	3,000	3,591
Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,342
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,421
Hera SPA	5.200%	1/29/28	EUR	6,000	8,781
Poste Italiane SPA	3.250%	6/18/18	EUR	650	733
Republic of Italy	0.050%	10/15/19	EUR	50,000	54,189
Republic of Italy	0.100%	4/15/19	EUR	50,000	54,555
Republic of Italy	0.250%	5/15/18	EUR	45,000	49,260
Republic of Italy	0.300%	10/15/18	EUR	50,000	54,764
Republic of Italy	0.350%	11/1/21	EUR	115,000	122,855
Republic of Italy	0.450%	6/1/21	EUR	99,100	107,091
Republic of Italy	0.650%	11/1/20	EUR	105,000	115,228
Republic of Italy	0.650%	10/15/23	EUR	120,000	124,302
Republic of Italy	0.700%	5/1/20	EUR	60,000	65,974
Republic of Italy	0.950%	3/15/23	EUR	50,900	54,382
Republic of Italy	1.050%	12/1/19	EUR	73,000	81,094
Republic of Italy	1.200%	4/1/22	EUR	100,000	109,779
Republic of Italy	1.250%	12/1/26	EUR	50,000	50,462
Republic of Italy	1.350%	4/15/22	EUR	87,000	96,249
Republic of Italy	1.500%	8/1/19	EUR	111,000	124,430
Republic of Italy	1.500%	6/1/25	EUR	112,500	118,843
Republic of Italy	1.600%	6/1/26	EUR	70,000	73,126
Republic of Italy	1.850%	5/15/24	EUR	30,000	33,037
Republic of Italy	2.000%	12/1/25	EUR	85,000	92,513
Republic of Italy	2.150%	12/15/21	EUR	110,000	126,635
Republic of Italy	2.200%	6/1/27	EUR	50,000	54,202
2 Republic of Italy	2.250%	9/1/36	EUR	50,000	49,542
2 Republic of Italy	2.450%	9/1/33	EUR	220,000	231,720
Republic of Italy	2.500%	5/1/19	EUR	121,000	138,075
Republic of Italy	2.500%	12/1/24	EUR	96,000	109,500
2 Republic of Italy	2.700%	3/1/47	EUR	11,822	11,354
2 Republic of Italy	2.800%	3/1/67	EUR	67,170	60,863
2 Republic of Italy	3.250%	9/1/46	EUR	49,500	53,231
Republic of Italy	3.500%	6/1/18	EUR	91,500	103,623
Republic of Italy	3.500%	12/1/18	EUR	40,000	45,979
2 Republic of Italy	3.500%	3/1/30	EUR	82,000	98,677
Republic of Italy	3.750%	3/1/21	EUR	70,000	85,521
Republic of Italy	3.750%	5/1/21	EUR	125,000	152,809
Republic of Italy	3.750%	8/1/21	EUR	50,000	61,280
Republic of Italy	3.750%	9/1/24	EUR	58,000	71,673
Republic of Italy	4.000%	9/1/20	EUR	57,000	69,366
Republic of Italy	4.000%	2/1/37	EUR	119,500	149,527
Republic of Italy	4.250%	2/1/19	EUR	125,000	146,148
Republic of Italy	4.250%	9/1/19	EUR	50,000	59,545
Republic of Italy	4.250%	3/1/20	EUR	49,000	59,256
Republic of Italy	4.500%	8/1/18	EUR	105,000	120,958

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Italy	4.500%	3/1/19	EUR	85,000	100,119
Republic of Italy	4.500%	2/1/20	EUR	155,000	188,175
Republic of Italy	4.500%	5/1/23	EUR	88,000	112,954
Republic of Italy	4.500%	3/1/24	EUR	93,000	119,890
Republic of Italy	4.500%	3/1/26	EUR	215,000	279,896
Republic of Italy	4.750%	9/1/21	EUR	27,500	34,997
2 Republic of Italy	4.750%	8/1/23	EUR	45,000	58,800
2 Republic of Italy	4.750%	9/1/28	EUR	54,000	72,149
2 Republic of Italy	4.750%	9/1/44	EUR	41,900	56,978
Republic of Italy	5.000%	3/1/22	EUR	36,665	47,446
2 Republic of Italy	5.000%	3/1/25	EUR	90,700	121,335
Republic of Italy	5.000%	8/1/34	EUR	82,000	114,946
Republic of Italy	5.000%	8/1/39	EUR	42,500	59,837
Republic of Italy	5.000%	9/1/40	EUR	75,500	105,263
Republic of Italy	5.250%	11/1/29	EUR	53,000	74,665
Republic of Italy	5.500%	9/1/22	EUR	62,000	82,738
Republic of Italy	5.500%	11/1/22	EUR	70,000	93,580
Republic of Italy	5.750%	2/1/33	EUR	96,800	145,511
Republic of Italy	6.000%	8/4/28	GBP	8,900	14,300
Republic of Italy	6.000%	5/1/31	EUR	95,000	144,420
Republic of Italy	6.500%	11/1/27	EUR	15,000	22,690
Republic of Italy	7.250%	11/1/26	EUR	60,000	93,896
Republic of Italy	9.000%	11/1/23	EUR	20,000	31,854
					5,843,258
Total Italy (Cost $6,663,919)					6,410,115
Japan (21.8%)
Corporate Bonds (0.5%)
American Honda Finance Corp.	0.750%	1/17/24	EUR	7,200	7,868
American Honda Finance Corp.	1.300%	3/21/22	GBP	12,000	15,566
American Honda Finance Corp.	1.375%	11/10/22	EUR	5,100	5,826
American Honda Finance Corp.	1.875%	9/4/19	EUR	350	398
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.875%	3/11/22	EUR	5,000	5,530
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	950
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	3,775
East Japan Railway Co.	4.875%	6/14/34	GBP	5,500	9,592
Honda Canada Finance Inc.	1.823%	12/7/21	CAD	5,000	3,669
Honda Canada Finance Inc.	2.268%	7/15/22	CAD	5,000	3,728
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,819
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	5,389
Mizuho Bank Ltd.	0.285%	1/25/19	JPY	1,000,000	9,005
Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	9,012
Mizuho Bank Ltd.	0.395%	7/25/18	JPY	500,000	4,503
Mizuho Bank Ltd.	0.410%	4/20/18	JPY	900,000	8,100
Mizuho Financial Group Inc.	0.100%	7/22/21	JPY	300,000	2,672
Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,660
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,677
Nippon Telegraph & Telephone Corp.	1.820%	3/20/18	JPY	100,000	910
Nissan Motor Co. Ltd.	0.150%	3/19/21	JPY	1,500,000	13,432
Nissan Motor Co. Ltd.	0.415%	3/20/18	JPY	100,000	901
Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,500	6,206
Nomura Europe Finance NV	1.875%	5/29/18	EUR	8,200	9,113
Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,671
Norinchukin Bank	0.230%	1/27/21	JPY	1,000,000	9,023
Norinchukin Bank	0.250%	9/27/19	JPY	1,200,000	10,821

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Norinchukin Bank	0.270%	7/27/20	JPY	1,400,000	12,653
	Norinchukin Bank	0.280%	6/26/20	JPY	1,000,000	9,039
	Norinchukin Bank	0.300%	1/26/18	JPY	1,500,000	13,481
	Norinchukin Bank	0.300%	4/27/18	JPY	500,000	4,497
	Norinchukin Bank	0.350%	6/27/17	JPY	700,000	6,282
	Norinchukin Bank	0.400%	5/26/17	JPY	1,400,000	12,561
	Norinchukin Bank	0.400%	9/27/18	JPY	1,000,000	9,016
	Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	12,650
	Panasonic Corp.	1.081%	3/20/18	JPY	1,400,000	12,668
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,815
	Shinkin Central Bank	0.200%	3/27/18	JPY	1,000,000	8,981
	Shinkin Central Bank	0.200%	8/27/19	JPY	450,000	4,052
	Shinkin Central Bank	0.200%	9/27/19	JPY	300,000	2,702
	Shinkin Central Bank	0.225%	11/27/19	JPY	1,000,000	9,014
	Shinkin Central Bank	0.250%	6/27/19	JPY	2,000,000	18,022
	Shinkin Central Bank	0.250%	6/26/20	JPY	2,000,000	18,063
	Shinkin Central Bank	0.300%	7/27/17	JPY	200,000	1,795
	Shinkin Central Bank	0.300%	9/27/17	JPY	200,000	1,796
	Shinkin Central Bank	0.350%	5/26/17	JPY	100,000	897
	Shinkin Central Bank	0.350%	6/27/17	JPY	200,000	1,795
	Shinkin Central Bank	0.350%	9/27/18	JPY	500,000	4,504
	Sumitomo Mitsui Banking Corp.	0.280%	10/20/17	JPY	300,000	2,694
	Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,611
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	18,500	21,634
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	500,000	4,608
	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	AUD	4,400	3,320
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,780
	Toyota Finance Australia Ltd.	4.250%	5/15/19	AUD	1,000	775
	Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,596
	Toyota Motor Corp.	2.010%	12/20/18	JPY	200,000	1,849
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	3,000	3,379
	Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	2,300	2,954
	Toyota Motor Credit Corp.	2.375%	2/1/23	EUR	400	484
						388,783
Sovereign Bonds (21.3%)
	Central Nippon Expressway Co. Ltd.	0.030%	7/14/21	JPY	900,000	8,060
	Central Nippon Expressway Co. Ltd.	0.030%	9/17/21	JPY	1,000,000	8,954
	Central Nippon Expressway Co. Ltd.	0.262%	6/2/20	JPY	2,700,000	24,381
	Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	9,013
	Central Nippon Expressway Co. Ltd.	0.501%	3/20/18	JPY	400,000	3,602
10	Deposit Insurance Corp. of Japan	0.100%	1/17/20	JPY	700,000	6,292
	Deposit Insurance Corp. of Japan	0.200%	10/20/17	JPY	1,000,000	8,933
	Development Bank of Japan Inc.	0.101%	3/20/18	JPY	400,000	3,589
10	Development Bank of Japan Inc.	0.240%	1/21/19	JPY	300,000	2,701
10	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,694
10	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,691
10	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,670
10	Development Bank of Japan Inc.	1.400%	2/17/20	JPY	200,000	1,863
10	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	500,000	4,892
	East Nippon Expressway Co. Ltd.	0.005%	6/20/19	JPY	1,800,000	16,133
	East Nippon Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,480
	East Nippon Expressway Co. Ltd.	0.060%	6/18/21	JPY	280,000	2,512
	East Nippon Expressway Co. Ltd.	0.180%	3/19/20	JPY	650,000	5,848
	East Nippon Expressway Co. Ltd.	0.262%	6/19/20	JPY	1,850,000	16,702
	Japan	0.100%	3/20/18	JPY	10,100,000	90,828

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.100%	8/15/18	JPY	3,000,000	27,017
Japan	0.100%	11/15/18	JPY	50,000,000	450,552
Japan	0.100%	12/15/18	JPY	15,000,000	135,244
Japan	0.100%	1/15/19	JPY	3,000,000	27,056
Japan	0.100%	3/15/19	JPY	18,000,000	162,401
Japan	0.100%	6/20/19	JPY	16,900,000	152,564
Japan	0.100%	9/20/19	JPY	16,500,000	149,052
Japan	0.100%	12/20/19	JPY	33,300,000	300,993
Japan	0.100%	3/20/20	JPY	32,300,000	292,203
Japan	0.100%	6/20/20	JPY	22,000,000	199,121
Japan	0.100%	9/20/20	JPY	35,050,000	317,422
Japan	0.100%	12/20/20	JPY	7,500,000	67,967
Japan	0.100%	3/20/21	JPY	15,000,000	136,002
Japan	0.100%	6/20/21	JPY	53,500,000	485,367
Japan	0.100%	9/20/21	JPY	59,000,000	535,541
Japan	0.100%	12/20/21	JPY	16,000,000	145,391
Japan	0.100%	3/20/22	JPY	30,500,000	277,120
Japan	0.100%	3/20/26	JPY	13,500,000	122,467
Japan	0.100%	6/20/26	JPY	25,900,000	234,757
Japan	0.100%	9/20/26	JPY	40,250,000	364,629
Japan	0.100%	12/20/26	JPY	22,000,000	199,107
Japan	0.100%	3/20/27	JPY	21,500,000	194,498
Japan	0.200%	9/20/18	JPY	5,000,000	45,106
Japan	0.200%	12/20/18	JPY	8,902,250	80,399
Japan	0.200%	3/20/19	JPY	10,400,000	94,023
Japan	0.200%	6/20/19	JPY	17,500,000	158,315
Japan	0.200%	9/20/19	JPY	9,130,000	82,670
Japan	0.200%	6/20/36	JPY	13,000,000	109,749
Japan	0.300%	6/20/18	JPY	16,500,000	148,528
Japan	0.300%	9/20/18	JPY	5,000,000	45,168
Japan	0.300%	12/20/24	JPY	10,500,000	96,924
Japan	0.300%	12/20/25	JPY	9,000,000	83,088
Japan	0.300%	6/20/46	JPY	5,800,000	45,705
Japan	0.400%	3/20/18	JPY	14,210,000	128,125
Japan	0.400%	6/20/18	JPY	2,500,000	22,582
Japan	0.400%	3/20/25	JPY	17,500,000	162,792
Japan	0.400%	6/20/25	JPY	8,000,000	74,421
Japan	0.400%	9/20/25	JPY	14,100,000	131,228
Japan	0.400%	3/20/36	JPY	5,200,000	45,761
Japan	0.400%	3/20/56	JPY	8,500,000	63,562
Japan	0.500%	9/20/24	JPY	1,100,000	10,303
Japan	0.500%	12/20/24	JPY	7,500,000	70,264
Japan	0.500%	9/20/36	JPY	14,350,000	127,987
Japan	0.500%	9/20/46	JPY	11,600,000	96,487
Japan	0.600%	3/20/23	JPY	10,800,000	101,069
Japan	0.600%	9/20/23	JPY	1,000,000	9,388
Japan	0.600%	12/20/23	JPY	15,500,000	145,722
Japan	0.600%	3/20/24	JPY	23,680,000	222,928
Japan	0.600%	6/20/24	JPY	11,500,000	108,404
Japan	0.600%	12/20/36	JPY	23,750,000	215,060
Japan	0.600%	12/20/46	JPY	12,200,000	104,276
Japan	0.700%	12/20/22	JPY	4,000,000	37,582
Japan	0.700%	3/20/37	JPY	7,250,000	66,768
Japan	0.800%	9/20/20	JPY	3,800,000	35,218
Japan	0.800%	6/20/22	JPY	12,000,000	112,908

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.800%	9/20/22	JPY	4,000,000	37,714
Japan	0.800%	12/20/22	JPY	12,500,000	118,080
Japan	0.800%	6/20/23	JPY	13,593,500	128,928
Japan	0.800%	6/20/23	JPY	600,000	5,692
Japan	0.800%	9/20/23	JPY	1,100,000	10,454
Japan	0.800%	3/20/46	JPY	4,500,000	40,732
Japan	0.900%	3/20/22	JPY	4,700,000	44,350
Japan	0.900%	6/20/22	JPY	7,500,000	70,924
Japan	1.000%	9/20/20	JPY	5,000,000	46,644
Japan	1.000%	12/20/21	JPY	11,000,000	103,995
Japan	1.000%	3/20/22	JPY	8,000,000	75,841
Japan	1.000%	3/20/23	JPY	530,000	5,072
Japan	1.000%	12/20/35	JPY	6,300,000	61,630
Japan	1.100%	6/20/20	JPY	5,100,000	47,588
Japan	1.100%	9/20/21	JPY	6,400,000	60,603
Japan	1.100%	12/20/21	JPY	4,200,000	39,883
Japan	1.100%	3/20/33	JPY	450,000	4,510
Japan	1.200%	12/20/20	JPY	7,137,350	67,246
Japan	1.200%	6/20/21	JPY	6,000,000	56,879
Japan	1.200%	12/20/34	JPY	10,100,000	102,282
Japan	1.200%	3/20/35	JPY	21,440,000	216,997
Japan	1.200%	9/20/35	JPY	11,600,000	117,282
Japan	1.300%	12/20/18	JPY	4,800,000	44,122
Japan	1.300%	3/20/19	JPY	4,000,000	36,905
Japan	1.300%	12/20/19	JPY	7,700,000	71,791
Japan	1.300%	3/20/20	JPY	4,400,000	41,163
Japan	1.300%	6/20/20	JPY	4,500,000	42,245
Japan	1.300%	3/20/21	JPY	9,500,000	90,129
Japan	1.300%	6/20/35	JPY	5,700,000	58,556
Japan	1.400%	12/20/18	JPY	5,000,000	46,036
Japan	1.400%	9/20/19	JPY	5,900,000	54,948
Japan	1.400%	9/20/34	JPY	13,900,000	144,992
Japan	1.400%	9/20/45	JPY	1,795,000	18,729
Japan	1.400%	12/20/45	JPY	7,210,000	75,244
Japan	1.400%	3/20/55	JPY	4,275,000	44,478
Japan	1.500%	9/20/18	JPY	9,250,000	84,941
Japan	1.500%	6/20/32	JPY	6,300,000	66,593
Japan	1.500%	3/20/33	JPY	4,275,000	45,225
Japan	1.500%	3/20/34	JPY	15,550,000	164,520
Japan	1.500%	6/20/34	JPY	8,600,000	90,957
Japan	1.500%	12/20/44	JPY	8,900,000	95,044
Japan	1.500%	3/20/45	JPY	9,565,000	102,151
Japan	1.600%	6/20/30	JPY	500,000	5,309
Japan	1.600%	6/20/32	JPY	600,000	6,420
Japan	1.600%	3/20/33	JPY	3,000,000	32,180
Japan	1.600%	12/20/33	JPY	4,600,000	49,329
Japan	1.600%	6/20/45	JPY	2,800,000	30,524
Japan	1.700%	3/20/18	JPY	6,600,000	60,187
Japan	1.700%	12/20/22	JPY	3,500,000	34,661
Japan	1.700%	9/20/31	JPY	25,000,000	270,136
Japan	1.700%	12/20/31	JPY	5,200,000	56,288
Japan	1.700%	3/20/32	JPY	2,000,000	21,655
Japan	1.700%	9/20/32	JPY	13,330,000	144,672
Japan	1.700%	12/20/32	JPY	5,145,000	55,866
Japan	1.700%	6/20/33	JPY	800,000	8,693

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	1.700%	6/20/33	JPY	7,875,000	85,576
Japan	1.700%	9/20/33	JPY	6,800,000	73,924
Japan	1.700%	12/20/43	JPY	2,900,000	32,156
Japan	1.700%	3/20/44	JPY	7,650,000	84,855
Japan	1.700%	6/20/44	JPY	5,250,000	58,258
Japan	1.700%	9/20/44	JPY	6,050,000	67,269
Japan	1.700%	3/20/54	JPY	7,080,000	79,758
Japan	1.800%	6/20/23	JPY	2,500,000	25,099
Japan	1.800%	9/20/30	JPY	1,400,000	15,215
Japan	1.800%	6/20/31	JPY	4,500,000	49,167
Japan	1.800%	9/20/31	JPY	7,500,000	81,965
Japan	1.800%	12/20/31	JPY	24,850,000	272,197
Japan	1.800%	3/20/32	JPY	1,000,000	10,956
Japan	1.800%	12/20/32	JPY	6,000,000	65,934
Japan	1.800%	3/20/43	JPY	7,300,000	82,493
Japan	1.800%	9/20/43	JPY	600,000	6,781
Japan	1.900%	9/20/23	JPY	3,000,000	30,402
Japan	1.900%	12/20/23	JPY	1,800,000	18,314
Japan	1.900%	3/20/24	JPY	500,000	5,109
Japan	1.900%	6/20/25	JPY	1,150,000	11,961
Japan	1.900%	12/20/28	JPY	7,160,000	77,595
Japan	1.900%	3/20/29	JPY	4,150,000	45,068
Japan	1.900%	9/20/30	JPY	4,300,000	47,231
Japan	1.900%	3/20/31	JPY	6,000,000	66,140
Japan	1.900%	6/20/31	JPY	5,900,000	65,185
Japan	1.900%	9/20/42	JPY	7,500,000	86,147
Japan	1.900%	6/20/43	JPY	343,200	3,949
Japan	1.900%	3/20/53	JPY	3,100,000	36,584
Japan	2.000%	6/21/21	JPY	4,000,000	39,112
Japan	2.000%	12/20/25	JPY	3,260,000	34,394
Japan	2.000%	3/20/27	JPY	1,000,000	10,726
Japan	2.000%	6/20/30	JPY	5,000,000	55,405
Japan	2.000%	12/20/30	JPY	3,000,000	33,394
Japan	2.000%	3/20/31	JPY	11,900,000	132,697
Japan	2.000%	12/20/33	JPY	500,000	5,652
Japan	2.000%	9/20/40	JPY	17,200,000	199,083
Japan	2.000%	9/20/41	JPY	12,800,000	148,957
Japan	2.000%	3/20/42	JPY	12,390,850	144,530
Japan	2.000%	3/20/52	JPY	4,800,000	57,820
Japan	2.100%	9/20/24	JPY	1,150,000	11,989
Japan	2.100%	6/20/25	JPY	3,000,000	31,643
Japan	2.100%	3/20/26	JPY	780,000	8,320
Japan	2.100%	12/20/26	JPY	5,000,000	53,882
Japan	2.100%	12/20/27	JPY	2,000,000	21,848
Japan	2.100%	9/20/28	JPY	6,050,000	66,643
Japan	2.100%	12/20/28	JPY	600,000	6,628
Japan	2.100%	3/20/29	JPY	4,400,000	48,709
Japan	2.100%	6/20/29	JPY	5,450,000	60,494
Japan	2.100%	9/20/29	JPY	8,500,000	94,558
Japan	2.100%	12/20/29	JPY	7,500,000	83,628
Japan	2.100%	12/20/30	JPY	8,015,000	90,187
Japan	2.200%	3/20/26	JPY	800,000	8,595
Japan	2.200%	3/20/28	JPY	3,950,000	43,627
Japan	2.200%	9/20/28	JPY	1,200,000	13,341
Japan	2.200%	12/20/29	JPY	3,000,000	33,789

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	2.200%	3/20/30	JPY	6,300,000	71,098
	Japan	2.200%	3/20/31	JPY	500,000	5,699
	Japan	2.200%	9/20/39	JPY	8,870,000	105,427
	Japan	2.200%	3/20/41	JPY	13,150,000	157,771
	Japan	2.200%	3/20/49	JPY	1,560,000	19,404
	Japan	2.200%	3/20/50	JPY	1,220,000	15,250
	Japan	2.200%	3/20/51	JPY	3,000,000	37,668
	Japan	2.300%	5/20/30	JPY	170,000	1,943
	Japan	2.300%	3/20/35	JPY	2,500,000	29,537
	Japan	2.300%	6/20/35	JPY	3,580,000	42,331
	Japan	2.300%	12/20/35	JPY	2,510,000	29,731
	Japan	2.300%	12/20/36	JPY	750,000	8,923
	Japan	2.300%	3/20/39	JPY	4,430,000	53,368
	Japan	2.300%	3/20/40	JPY	4,450,000	53,940
	Japan	2.400%	3/20/28	JPY	5,850,000	65,751
	Japan	2.400%	6/20/28	JPY	950,000	10,718
	Japan	2.400%	3/20/34	JPY	3,700,000	44,029
	Japan	2.400%	12/20/34	JPY	2,300,000	27,494
	Japan	2.400%	3/20/37	JPY	3,600,000	43,438
	Japan	2.400%	9/20/38	JPY	2,500,000	30,460
	Japan	2.400%	3/20/48	JPY	800,000	10,298
	Japan	2.500%	6/20/34	JPY	2,000,000	24,108
	Japan	2.500%	9/20/34	JPY	400,000	4,834
	Japan	2.500%	9/20/35	JPY	1,000,000	12,162
	Japan	2.500%	3/20/36	JPY	2,200,000	26,795
	Japan	2.500%	6/20/36	JPY	1,400,000	17,067
	Japan	2.500%	9/20/36	JPY	600,000	7,327
	Japan	2.500%	3/20/38	JPY	2,800,000	34,478
	Japan	2.600%	3/20/19	JPY	200,000	1,889
10	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	2,000	2,754
10	Japan Expressway Holding & Debt
	Repayment Agency	0.140%	4/30/27	JPY	2,200,000	19,558
10	Japan Expressway Holding & Debt
	Repayment Agency	0.149%	7/31/36	JPY	2,000,000	16,537
10	Japan Expressway Holding & Debt
	Repayment Agency	0.306%	4/30/36	JPY	1,200,000	10,156
10	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/31/25	JPY	400,000	3,666
10	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/30/26	JPY	751,000	6,886
10	Japan Expressway Holding & Debt
	Repayment Agency	0.379%	12/26/25	JPY	1,000,000	9,201
10	Japan Expressway Holding & Debt
	Repayment Agency	0.397%	10/31/36	JPY	200,000	1,709
10	Japan Expressway Holding & Debt
	Repayment Agency	0.414%	2/28/25	JPY	409,000	3,779
10	Japan Expressway Holding & Debt
	Repayment Agency	0.450%	3/31/25	JPY	1,000,000	9,250
10	Japan Expressway Holding & Debt
	Repayment Agency	0.466%	12/27/24	JPY	2,000,000	18,537
10	Japan Expressway Holding & Debt
	Repayment Agency	0.495%	11/29/24	JPY	1,520,000	14,122
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	9/17/38	JPY	200,000	1,669

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	3/18/39	JPY	200,000	1,661
10	Japan Expressway Holding & Debt
	Repayment Agency	0.509%	5/30/25	JPY	480,000	4,462
10	Japan Expressway Holding & Debt
	Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,321
10	Japan Expressway Holding & Debt
	Repayment Agency	0.541%	4/28/23	JPY	700,000	6,472
10	Japan Expressway Holding & Debt
	Repayment Agency	0.601%	7/31/24	JPY	2,000,000	18,676
10	Japan Expressway Holding & Debt
	Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,352
10	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	2/29/24	JPY	2,000,000	18,715
10	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,390
10	Japan Expressway Holding & Debt
	Repayment Agency	0.668%	3/17/23	JPY	800,000	7,447
10	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,349
10	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,392
10	Japan Expressway Holding & Debt
	Repayment Agency	0.693%	12/28/23	JPY	500,000	4,692
	Japan Expressway Holding & Debt
	Repayment Agency	0.765%	9/20/22	JPY	200,000	1,861
	Japan Expressway Holding & Debt
	Repayment Agency	0.796%	9/20/22	JPY	300,000	2,796
10	Japan Expressway Holding & Debt
	Repayment Agency	0.801%	8/31/22	JPY	800,000	7,475
10	Japan Expressway Holding & Debt
	Repayment Agency	0.805%	11/30/22	JPY	1,500,000	14,043
10	Japan Expressway Holding & Debt
	Repayment Agency	0.815%	2/28/23	JPY	500,000	4,707
10	Japan Expressway Holding & Debt
	Repayment Agency	0.819%	9/30/22	JPY	1,500,000	14,036
10	Japan Expressway Holding & Debt
	Repayment Agency	0.834%	1/31/23	JPY	900,000	8,450
10	Japan Expressway Holding & Debt
	Repayment Agency	0.839%	7/29/22	JPY	500,000	4,693
10	Japan Expressway Holding & Debt
	Repayment Agency	0.882%	6/30/23	JPY	800,000	7,579
10	Japan Expressway Holding & Debt
	Repayment Agency	0.895%	6/30/22	JPY	1,200,000	11,252
10	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	10/30/20	JPY	1,300,000	12,020
10	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	11/30/20	JPY	100,000	925
10	Japan Expressway Holding & Debt
	Repayment Agency	0.911%	7/31/23	JPY	1,000,000	9,467
10	Japan Expressway Holding & Debt
	Repayment Agency	0.934%	1/31/36	JPY	3,600,000	34,208
10	Japan Expressway Holding & Debt
	Repayment Agency	0.970%	1/31/35	JPY	2,200,000	21,174

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
10	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	8/31/20	JPY	100,000	926
10	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	9/30/20	JPY	100,000	928
10	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/27/19	JPY	100,000	925
10	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/28/20	JPY	100,000	936
10	Japan Expressway Holding & Debt
	Repayment Agency	1.240%	7/31/35	JPY	500,000	4,998
10	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	1/30/19	JPY	100,000	917
10	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	5/29/20	JPY	100,000	932
10	Japan Expressway Holding & Debt
	Repayment Agency	1.400%	7/31/19	JPY	301,000	2,784
10	Japan Expressway Holding & Debt
	Repayment Agency	1.427%	7/31/34	JPY	600,000	6,187
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	12/27/17	JPY	273,000	2,473
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	5/31/19	JPY	75,000	693
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	6/28/19	JPY	702,000	6,498
10	Japan Expressway Holding & Debt
	Repayment Agency	1.600%	2/28/18	JPY	100,000	909
10	Japan Expressway Holding & Debt
	Repayment Agency	1.600%	10/31/18	JPY	501,000	4,601
10	Japan Expressway Holding & Debt
	Repayment Agency	1.700%	5/26/17	JPY	2,000,000	17,964
10	Japan Expressway Holding & Debt
	Repayment Agency	1.700%	7/31/18	JPY	900,000	8,242
10	Japan Expressway Holding & Debt
	Repayment Agency	1.800%	6/29/18	JPY	2,100,000	19,227
10	Japan Expressway Holding & Debt
	Repayment Agency	1.900%	8/31/17	JPY	500,000	4,514
10	Japan Expressway Holding & Debt
	Repayment Agency	2.100%	12/28/29	JPY	500,000	5,508
10	Japan Expressway Holding & Debt
	Repayment Agency	2.300%	2/29/40	JPY	200,000	2,371
	Japan Expressway Holding & Debt
	Repayment Agency	2.340%	10/20/27	JPY	700,000	7,638
	Japan Expressway Holding & Debt
	Repayment Agency	2.420%	6/20/28	JPY	880,000	9,746
	Japan Expressway Holding & Debt
	Repayment Agency	2.450%	3/19/26	JPY	180,000	1,936
	Japan Expressway Holding & Debt
	Repayment Agency	2.700%	3/20/48	JPY	200,000	2,551
	Japan Expressway Holding & Debt
	Repayment Agency	2.870%	12/20/46	JPY	80,000	1,060
	Japan Expressway Holding & Debt
	Repayment Agency	2.960%	3/19/46	JPY	250,000	3,344
	Japan Finance Corp.	0.009%	5/11/18	JPY	650,000	5,828
	Japan Finance Corp.	0.100%	5/25/17	JPY	1,360,000	12,200
10	Japan Finance Corp.	0.160%	9/16/20	JPY	800,000	7,205

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
10	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,505
10	Japan Finance Organization for Municipalities	0.001%	6/30/20	JPY	1,400,000	12,536
10	Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	1,200,000	10,677
10	Japan Finance Organization for Municipalities	0.202%	4/24/20	JPY	2,000,000	18,037
10	Japan Finance Organization for Municipalities	0.250%	10/29/18	JPY	900,000	8,101
10	Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,800,000	16,435
10	Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	1,000,000	9,164
10	Japan Finance Organization for Municipalities	0.400%	1/30/18	JPY	1,150,000	10,344
10	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,516
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,389
10	Japan Finance Organization for Municipalities	0.644%	6/14/24	JPY	2,000,000	18,759
10	Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	1,000,000	9,315
10	Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	2,970,000	27,883
10	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,445
10	Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	14,786
10	Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,500,000	14,084
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,644
	Japan Finance Organization for Municipalities	0.801%	10/28/22	JPY	800,000	7,463
10	Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,500,000	14,118
	Japan Finance Organization for Municipalities	0.875%	9/22/21	EUR	5,000	5,528
10	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	9,442
10	Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	925
10	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,614
10	Japan Finance Organization for Municipalities	1.400%	12/14/18	JPY	310,000	2,843
10	Japan Finance Organization for Municipalities	1.400%	4/15/19	JPY	800,000	7,370
10	Japan Finance Organization for Municipalities	1.600%	10/16/18	JPY	200,000	1,835
	Japan Finance Organization for Municipalities	1.770%	9/25/18	JPY	400,000	3,674
10	Japan Finance Organization for Municipalities	1.900%	6/22/18	JPY	500,000	4,577
	Japan Finance Organization for Municipalities	1.970%	6/20/18	JPY	500,000	4,583
	Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	883
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,854
10	Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	4,710
	Major Joint Local Government Bond	0.180%	1/25/27	JPY	3,000,000	26,902
	Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,900,000	17,074
	Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,700,000	15,379
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	33,555
	Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,000,000	9,210
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	22,118
	Major Joint Local Government Bond	0.470%	3/25/25	JPY	4,750,000	43,906
	Major Joint Local Government Bond	0.496%	11/25/25	JPY	1,000,000	9,264
	Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,600,000	14,798
	Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,500,000	23,242
	Major Joint Local Government Bond	0.553%	5/23/25	JPY	5,000,000	46,421
	Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,143,700	10,639
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	13,920
	Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,644
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,520
	Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,475
	Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,440,000	13,427
	Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,741
	Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,514
	Major Joint Local Government Bond	0.710%	12/25/23	JPY	3,700,000	34,622
	Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,726
	Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	14,087
	Major Joint Local Government Bond	0.800%	11/25/22	JPY	250,000	2,338

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,494
	Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,771
	Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,726
	Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,744
	Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,876
	Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,680
	Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,761
	Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	10,226
	Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,692
	Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,878
	Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,212
	Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	928
	Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,778
	Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	932
	Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,773
	Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,869
	Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	917
	Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	928
	Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	916
	Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	4,541
	Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,201
	Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	928
	Major Joint Local Government Bond	1.900%	6/23/17	JPY	200,000	1,798
	Metropolitan Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,477
	Metropolitan Expressway Co. Ltd.	0.030%	9/17/21	JPY	300,000	2,683
10	Nuclear Damage Liability Facilitation Fund	0.151%	11/17/17	JPY	1,000,000	8,975
	Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,770
	Shoko Chukin Bank Ltd.	0.020%	12/27/19	JPY	1,700,000	15,236
	Shoko Chukin Bank Ltd.	0.140%	6/27/18	JPY	1,800,000	16,168
	Shoko Chukin Bank Ltd.	0.150%	8/25/17	JPY	800,000	7,179
	Shoko Chukin Bank Ltd.	0.150%	2/27/18	JPY	2,000,000	17,958
	Shoko Chukin Bank Ltd.	0.150%	5/25/18	JPY	800,000	7,186
	Shoko Chukin Bank Ltd.	0.170%	9/27/18	JPY	2,500,000	22,471
	Shoko Chukin Bank Ltd.	0.220%	11/27/20	JPY	1,100,000	9,931
	Shoko Chukin Bank Ltd.	0.230%	10/27/20	JPY	1,300,000	11,739
	Shoko Chukin Bank Ltd.	0.350%	6/27/17	JPY	300,000	2,692
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	2,000,000	18,005
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,175
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	2,338,000	21,531
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	600,000	5,528
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	500,000	4,611
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	6,941
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	500,000	4,639
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,532
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,206
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	18,754
	Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,728
	Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,798
	Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,524
	Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,871
	Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,683
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	1,003
	Tokyo Metropolitan Government	1.380%	9/20/19	JPY	450,000	4,173
	Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,736

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,856
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,092
	West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	220,000	1,967
						17,580,139
Total Japan (Cost $17,395,900)						17,968,922
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	1,250	2,082
Total Jersey, C.I. (Cost $2,119)						2,082
Latvia (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,199
	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,199
	Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,265
	Republic of Latvia	5.500%	3/5/18	EUR	2,000	2,284
Total Latvia (Cost $6,711)						5,947
Lithuania (0.0%)
Sovereign Bond (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	2,800	3,380
Total Lithuania (Cost $3,480)						3,380
Luxembourg (0.0%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
	Nord/LB Covered Finance Bank SA	0.250%	3/10/20	EUR	10,000	10,963
						10,963
Corporate Bond (0.0%)
	SES GLOBAL Americas Holdings GP	1.875%	10/24/18	EUR	10,100	11,304
						11,304
Sovereign Bonds (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	4,880
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	3,837
	Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	4,855
						13,572
Total Luxembourg (Cost $35,498)						35,839
Malaysia (0.5%)
Sovereign Bonds (0.5%)
11	Federation of Malaysia	3.260%	3/1/18	MYR	105,000	24,207
	Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,389
	Federation of Malaysia	3.480%	3/15/23	MYR	110,000	24,804
	Federation of Malaysia	3.492%	3/31/20	MYR	30,000	6,897
	Federation of Malaysia	3.580%	9/28/18	MYR	20,000	4,629
11	Federation of Malaysia	3.654%	10/31/19	MYR	275,000	63,668
11	Federation of Malaysia	3.795%	9/30/22	MYR	160,000	36,836
11	Federation of Malaysia	3.800%	8/17/23	MYR	50,000	11,443
11	Federation of Malaysia	3.844%	4/15/33	MYR	50,000	10,756
11	Federation of Malaysia	3.955%	9/15/25	MYR	382,000	87,073
	Federation of Malaysia	4.048%	9/30/21	MYR	30,000	6,994
	Federation of Malaysia	4.127%	4/15/32	MYR	25,000	5,517
	Federation of Malaysia	4.160%	7/15/21	MYR	190,000	44,466
	Federation of Malaysia	4.181%	7/15/24	MYR	92,000	21,514

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Federation of Malaysia	4.232%	6/30/31	MYR	20,000	4,496
11	Federation of Malaysia	4.254%	5/31/35	MYR	80,000	17,791
	Federation of Malaysia	4.378%	11/29/19	MYR	110,000	25,903
	Federation of Malaysia	4.392%	4/15/26	MYR	10,000	2,350
11	Federation of Malaysia	4.498%	4/15/30	MYR	140,000	32,361
11	Federation of Malaysia	4.736%	3/15/46	MYR	20,000	4,568
Total Malaysia (Cost $501,841)						439,662
Mexico (0.8%)
Corporate Bonds (0.1%)
	America Movil SAB de CV	1.000%	6/4/18	EUR	3,500	3,848
	America Movil SAB de CV	1.125%	9/12/18	CHF	1,000	1,020
	America Movil SAB de CV	1.500%	3/10/24	EUR	600	666
	America Movil SAB de CV	2.125%	3/10/28	EUR	10,000	11,070
	America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	2,984
	America Movil SAB de CV	4.375%	8/7/41	GBP	4,000	5,930
	America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	6,519
	America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,351
1	America Movil SAB de CV	5.125%	9/6/73	EUR	6,000	6,893
	America Movil SAB de CV	5.750%	6/28/30	GBP	200	333
1	America Movil SAB de CV	6.375%	9/6/73	EUR	5,000	6,348
1	America Movil SAB de CV	6.375%	9/6/73	GBP	3,700	5,217
						53,179
Sovereign Bonds (0.7%)
	Mexican Bonos	5.750%	3/5/26	MXN	850,000	41,073
	Petroleos Mexicanos	2.750%	4/21/27	EUR	20,000	19,533
	Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,146
	Petroleos Mexicanos	3.750%	4/16/26	EUR	700	761
	Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	14,834
	Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	3,543
	United Mexican States	1.375%	1/15/25	EUR	28,540	30,081
	United Mexican States	1.625%	3/6/24	EUR	3,000	3,268
	United Mexican States	2.375%	4/9/21	EUR	4,667	5,416
	United Mexican States	2.750%	4/22/23	EUR	7,000	8,215
	United Mexican States	3.000%	3/6/45	EUR	7,400	7,250
	United Mexican States	3.375%	2/23/31	EUR	8,000	9,177
	United Mexican States	3.625%	4/9/29	EUR	4,000	4,772
	United Mexican States	4.000%	3/15/15	EUR	2,700	2,642
	United Mexican States	4.750%	6/14/18	MXN	775,000	40,279
	United Mexican States	5.000%	12/11/19	MXN	765,000	38,831
	United Mexican States	5.625%	3/19/14	GBP	4,000	5,251
	United Mexican States	6.500%	6/10/21	MXN	765,000	39,842
	United Mexican States	6.500%	6/9/22	MXN	550,000	28,475
	United Mexican States	7.500%	6/3/27	MXN	225,000	12,168
	United Mexican States	7.750%	5/29/31	MXN	445,000	24,172
	United Mexican States	7.750%	11/23/34	MXN	510,000	27,573
	United Mexican States	7.750%	11/13/42	MXN	938,000	50,712
	United Mexican States	8.000%	6/11/20	MXN	470,000	25,632
	United Mexican States	8.000%	12/7/23	MXN	472,600	26,277
	United Mexican States	8.000%	11/7/47	MXN	125,000	6,903
	United Mexican States	8.500%	12/13/18	MXN	600,000	32,663
	United Mexican States	8.500%	5/31/29	MXN	200,000	11,588

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Mexican States	8.500%	11/18/38	MXN	425,000	24,633
United Mexican States	10.000%	12/5/24	MXN	1,133,500	70,261
United Mexican States	10.000%	11/20/36	MXN	160,000	10,524
					627,495
Total Mexico (Cost $807,981)					680,674
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,369
Kingdom of Morocco	4.500%	10/5/20	EUR	2,000	2,426
Total Morocco (Cost $5,095)					4,795
Netherlands (2.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
ABN AMRO Bank NV	1.000%	4/13/31	EUR	5,600	5,944
ABN AMRO Bank NV	1.500%	9/30/30	EUR	24,700	28,091
ABN AMRO Bank NV	1.875%	7/31/19	EUR	22,500	25,695
ABN AMRO Bank NV	2.375%	1/23/24	EUR	10,000	12,387
ABN AMRO Bank NV	2.500%	9/5/23	EUR	7,000	8,702
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	3,801
ABN AMRO Bank NV	3.500%	9/21/22	EUR	500	643
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,372
Aegon Bank NV	0.250%	5/25/23	EUR	5,000	5,407
ING Bank NV	1.875%	5/22/23	EUR	17,400	20,851
ING Bank NV	2.000%	8/28/20	EUR	10,000	11,672
ING Bank NV	3.625%	8/31/21	EUR	500	631
ING Bank NV	4.750%	5/27/19	EUR	950	1,143
ING Bank NV	5.250%	6/5/18	EUR	10,000	11,565
NIBC Bank NV	0.250%	4/22/22	EUR	20,000	21,822
1 NIBC Bank NV	0.625%	6/1/58	EUR	1,600	1,714
NIBC Bank NV	1.250%	4/8/19	EUR	9,000	10,074
					176,514
Corporate Bonds (0.6%)
ABN AMRO Bank NV	0.625%	5/31/22	EUR	600	663
ABN AMRO Bank NV	2.500%	12/18/18	GBP	6,000	8,006
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	3,662
1 ABN AMRO Bank NV	2.875%	6/30/25	EUR	10,000	11,511
ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,500	7,089
ABN AMRO Bank NV	4.750%	1/11/19	EUR	9,500	11,199
ABN AMRO Bank NV	4.750%	2/5/19	AUD	6,000	4,649
ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,500	5,990
ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	9,131
Achmea BV	2.500%	11/19/20	EUR	2,500	2,926
1 Achmea BV	6.000%	4/4/43	EUR	2,000	2,426
Aegon NV	1.000%	12/8/23	EUR	1,100	1,207
1 Aegon NV	4.000%	4/25/44	EUR	2,400	2,728
Aegon NV	6.625%	12/16/39	GBP	1,000	1,969
Akzo Nobel NV	1.125%	4/8/26	EUR	6,500	7,010
Akzo Nobel NV	4.000%	12/17/18	EUR	2,500	2,898
ASML Holding NV	1.625%	5/28/27	EUR	1,400	1,540
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,264
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	10,000	11,113
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	100	112
Cooperatieve Rabobank UA	1.750%	1/22/19	EUR	8,400	9,448

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Cooperatieve Rabobank UA	2.000%	2/6/19	CHF	1,000	1,047
Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	8,900	9,746
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,000	6,056
1 Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	5,000	5,734
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	5,046
Cooperatieve Rabobank UA	3.500%	10/17/18	EUR	1,700	1,951
Cooperatieve Rabobank UA	3.625%	7/2/19	CHF	2,500	2,730
Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	19,000	23,173
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	5,600	7,115
Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	5,800	7,408
Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,689
Cooperatieve Rabobank UA	4.125%	1/14/20	EUR	10,050	12,156
Cooperatieve Rabobank UA	4.125%	1/12/21	EUR	6,400	7,993
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	10,175
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	15,000	20,514
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,608	5,873
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	4,500	6,590
Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,000	6,663
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	11,312	17,260
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,491
Cooperatieve Rabobank UA	5.875%	5/20/19	EUR	10,000	12,177
Cooperatieve Rabobank UA	7.250%	4/20/18	AUD	5,250	4,120
1 Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	3,000	4,302
1 Eneco Holding NV	3.250%	12/29/49	EUR	3,500	4,006
F Van Lanschot Bankiers NV	3.125%	6/5/18	EUR	1,500	1,687
Heineken NV	1.375%	1/29/27	EUR	100	110
Heineken NV	1.500%	12/7/24	EUR	5,000	5,694
Heineken NV	2.000%	4/6/21	EUR	1,000	1,163
Heineken NV	2.875%	8/4/25	EUR	5,900	7,353
ING Bank NV	0.750%	11/24/20	EUR	1,600	1,779
ING Bank NV	0.750%	2/22/21	EUR	10,500	11,674
ING Bank NV	1.250%	12/13/19	EUR	5,896	6,630
1 ING Bank NV	3.500%	11/21/23	EUR	4,500	5,140
1 ING Bank NV	3.625%	2/25/26	EUR	15,000	17,851
ING Bank NV	4.500%	2/21/22	EUR	10,500	13,718
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,278
1 ING Bank NV	6.125%	5/29/23	EUR	1,000	1,157
1 ING Bank NV	6.875%	5/29/23	GBP	2,300	3,146
ING Groep NV	0.750%	3/9/22	EUR	17,000	18,585
JAB Holdings BV	1.625%	4/30/25	EUR	4,000	4,410
JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,471
Klepierre	3.250%	2/26/21	EUR	7,182	8,732
Koninklijke DSM NV	1.000%	4/9/25	EUR	3,200	3,538
Koninklijke DSM NV	1.750%	11/13/19	EUR	1,000	1,136
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,500	1,824
Koninklijke KPN NV	0.625%	4/9/25	EUR	10,000	10,450
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	6,784
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,461
Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,641
Koninklijke KPN NV	5.750%	9/17/29	GBP	3,000	5,004
Koninklijke KPN NV	6.000%	5/29/19	GBP	400	571
NIBC Bank NV	1.500%	1/31/22	EUR	2,000	2,196
NIBC Bank NV	2.000%	7/26/18	EUR	7,000	7,794
1 NN Group NV	4.500%	7/15/49	EUR	5,500	6,225
1 NN Group NV	4.625%	4/8/44	EUR	2,600	3,070

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
PostNL NV	7.500%	8/14/18	GBP	2,580	3,621
Rabobank Capital Funding Trust IV	5.556%	10/29/49	GBP	200	275
Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	922
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,266
Schlumberger Finance BV	1.500%	3/4/19	EUR	10,000	11,204
Shell International Finance BV	0.375%	2/15/25	EUR	15,000	15,843
Shell International Finance BV	0.750%	5/12/24	EUR	15,000	16,445
Shell International Finance BV	1.625%	3/24/21	EUR	10,000	11,517
Shell International Finance BV	2.000%	12/20/19	GBP	5,000	6,696
Shell International Finance BV	4.375%	5/14/18	EUR	1,000	1,140
Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,460
					535,217
Sovereign Bonds (2.0%)
Alliander NV	2.875%	6/14/24	EUR	500	633
1 Alliander NV	3.250%	11/29/49	EUR	1,000	1,134
Bank Nederlandse Gemeenten NV	0.050%	7/13/24	EUR	15,000	16,037
Bank Nederlandse Gemeenten NV	0.250%	6/7/24	EUR	1,000	1,086
Bank Nederlandse Gemeenten NV	0.375%	1/14/22	EUR	5,000	5,550
Bank Nederlandse Gemeenten NV	0.500%	8/26/22	EUR	37,000	41,277
Bank Nederlandse Gemeenten NV	0.750%	5/21/18	EUR	19,600	21,626
Bank Nederlandse Gemeenten NV	1.000%	3/19/19	EUR	14,000	15,651
Bank Nederlandse Gemeenten NV	1.000%	1/12/26	EUR	5,000	5,646
Bank Nederlandse Gemeenten NV	1.125%	9/4/24	EUR	1,400	1,612
Bank Nederlandse Gemeenten NV	1.375%	10/21/30	EUR	6,000	6,744
Bank Nederlandse Gemeenten NV	1.875%	12/7/18	GBP	2,800	3,706
Bank Nederlandse Gemeenten NV	1.875%	6/6/19	EUR	18,000	20,546
Bank Nederlandse Gemeenten NV	1.875%	1/14/21	EUR	12,000	14,065
Bank Nederlandse Gemeenten NV	2.250%	10/14/20	CHF	7,000	7,718
Bank Nederlandse Gemeenten NV	2.250%	8/30/22	EUR	5,000	6,082
Bank Nederlandse Gemeenten NV	2.500%	10/14/19	CHF	3,920	4,247
Bank Nederlandse Gemeenten NV	3.750%	1/14/20	EUR	5,000	6,053
Bank Nederlandse Gemeenten NV	3.875%	5/26/23	EUR	3,000	4,004
Bank Nederlandse Gemeenten NV	4.750%	3/6/23	AUD	5,000	4,093
Bank Nederlandse Gemeenten NV	5.200%	12/7/28	GBP	3,200	5,620
Bank Nederlandse Gemeenten NV	5.250%	5/20/24	AUD	5,000	4,223
Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,738
2 Kingdom of Netherlands	0.000%	1/15/22	EUR	80,000	88,485
Kingdom of Netherlands	0.250%	1/15/20	EUR	55,000	61,403
2 Kingdom of Netherlands	0.250%	7/15/25	EUR	111,000	120,964
2 Kingdom of Netherlands	0.500%	7/15/26	EUR	72,000	79,180
2 Kingdom of Netherlands	1.250%	1/15/19	EUR	24,000	27,021
2 Kingdom of Netherlands	1.750%	7/15/23	EUR	77,000	93,598
2 Kingdom of Netherlands	2.000%	7/15/24	EUR	69,600	86,437
2 Kingdom of Netherlands	2.250%	7/15/22	EUR	57,500	70,954
2 Kingdom of Netherlands	2.500%	1/15/33	EUR	54,700	74,598
2 Kingdom of Netherlands	2.750%	1/15/47	EUR	33,850	51,433
2 Kingdom of Netherlands	3.250%	7/15/21	EUR	63,900	80,575
2 Kingdom of Netherlands	3.500%	7/15/20	EUR	30,603	37,730
Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	13,368
2 Kingdom of Netherlands	3.750%	1/15/42	EUR	53,800	92,942
2 Kingdom of Netherlands	4.000%	7/15/18	EUR	16,800	19,328
2 Kingdom of Netherlands	4.000%	7/15/19	EUR	75,000	90,160
2 Kingdom of Netherlands	4.000%	1/15/37	EUR	62,000	105,300
Kingdom of Netherlands	5.500%	1/15/28	EUR	45,000	74,510
2 Kingdom of the Netherlands	0.750%	7/15/27	EUR	20,000	22,220

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nederlandse Financierings Maatschappij
voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	6,943
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,827
Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,392
Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	11,600	12,907
Nederlandse Waterschapsbank NV	0.625%	7/3/19	EUR	10,000	11,133
Nederlandse Waterschapsbank NV	1.125%	1/28/19	EUR	2,000	2,237
Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	18,200	19,167
Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	9,000	10,252
Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,317
Nederlandse Waterschapsbank NV	2.000%	12/28/18	GBP	3,000	3,983
Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,480
Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,106
Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	13,463
Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	6,188
Nederlandse Waterschapsbank NV	3.875%	2/17/20	EUR	1,500	1,825
Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	10,000	18,650
TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,545
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	1,963
					1,622,675
Total Netherlands (Cost $2,407,655)					2,334,406
New Zealand (0.3%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,554
					5,554
Corporate Bonds (0.1%)
ANZ New Zealand International Ltd.	0.625%	6/1/21	EUR	1,200	1,323
ASB Finance Ltd.	0.500%	6/17/20	EUR	7,912	8,698
ASB Finance Ltd.	0.500%	6/10/22	EUR	20,886	22,649
Bank of New Zealand	4.426%	6/18/20	NZD	2,000	1,414
BNZ International Funding Ltd.	1.250%	5/23/18	EUR	2,800	3,093
Chorus Ltd.	6.750%	4/6/20	GBP	1,100	1,642
Fonterra Co-operative Group Ltd.	4.500%	6/30/21	AUD	1,500	1,174
					39,993
Sovereign Bonds (0.2%)
New Zealand	2.750%	4/15/25	NZD	60,000	40,567
New Zealand	2.750%	4/15/37	NZD	10,000	6,080
New Zealand	3.000%	4/15/20	NZD	42,300	29,631
New Zealand	3.500%	4/14/33	NZD	20,000	14,075
New Zealand	4.500%	4/15/27	NZD	11,000	8,492
New Zealand	5.000%	3/15/19	NZD	30,000	21,690
New Zealand	5.500%	4/15/23	NZD	25,000	19,772
New Zealand	6.000%	12/15/17	NZD	24,000	16,900
New Zealand	6.000%	5/15/21	NZD	27,500	21,449
New Zealand Local Government Funding
Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,441
New Zealand Local Government Funding
Agency Ltd.	5.500%	4/15/23	NZD	5,000	3,830
New Zealand Local Government Funding
Agency Ltd.	6.000%	5/15/21	NZD	4,000	3,058
					186,985
Total New Zealand (Cost $244,279)					232,532

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Norway (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
DNB Boligkreditt AS	0.250%	4/18/23	EUR	1,000	1,088
DNB Boligkreditt AS	0.375%	10/20/20	EUR	14,000	15,495
DNB Boligkreditt AS	0.375%	1/14/21	EUR	7,000	7,745
DNB Boligkreditt AS	1.125%	11/12/18	EUR	5,000	5,566
DNB Boligkreditt AS	1.875%	11/21/22	EUR	13,000	15,483
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	21,516
DNB Boligkreditt AS	3.875%	6/16/21	EUR	17,900	22,605
Eika Boligkreditt AS	2.000%	6/19/19	EUR	10,000	11,406
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,000	2,407
Nordea Eiendomskreditt AS	4.050%	6/21/17	NOK	5,000	585
SpareBank 1 Boligkreditt AS	0.050%	1/25/22	EUR	10,000	10,877
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	11,220
SpareBank 1 Boligkreditt AS	1.500%	1/20/20	EUR	34,400	39,176
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	12,590
SpareBank 1 Boligkreditt AS	3.375%	9/7/21	EUR	10,000	12,469
Sparebanken Vest Boligkreditt AS	1.250%	1/16/19	EUR	5,000	5,588
SR-Boligkreditt AS	0.125%	9/8/21	EUR	2,500	2,727
SR-Boligkreditt AS	0.500%	9/28/20	EUR	2,500	2,772
					201,315
Corporate Bonds (0.1%)
1 DNB Bank ASA	3.000%	9/26/23	EUR	3,500	3,956
DNB Bank ASA	4.250%	1/27/20	GBP	6,500	9,210
DNB Bank ASA	4.250%	1/18/22	EUR	300	388
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	3,789
Santander Consumer Bank AS	0.250%	9/30/19	EUR	3,000	3,275
Santander Consumer Bank AS	1.000%	2/25/19	EUR	1,200	1,329
SpareBank 1 Boligkreditt AS	0.125%	11/12/18	EUR	10,000	10,967
SpareBank 1 SMN	0.750%	6/8/21	EUR	19,494	21,532
SpareBank 1 SMN	1.500%	5/20/19	EUR	5,600	6,273
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,723
SpareBank 1 SR-Bank ASA	0.375%	2/10/22	EUR	2,195	2,371
SpareBank 1 SR-Bank ASA	2.000%	5/14/18	EUR	10,200	11,342
SpareBank 1 SR-Bank ASA	2.125%	2/27/19	EUR	5,000	5,654
SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,100	11,755
					93,564
Sovereign Bonds (0.3%)
Avinor AS	1.000%	4/29/25	EUR	100	110
2 Kingdom of Norway	1.500%	2/19/26	NOK	125,000	14,524
2 Kingdom of Norway	1.750%	3/13/25	NOK	175,000	20,846
2 Kingdom of Norway	1.750%	2/17/27	NOK	150,000	17,672
2 Kingdom of Norway	2.000%	5/24/23	NOK	86,650	10,538
2 Kingdom of Norway	3.000%	3/14/24	NOK	214,900	27,752
2 Kingdom of Norway	3.750%	5/25/21	NOK	229,100	29,626
2 Kingdom of Norway	4.500%	5/22/19	NOK	372,850	46,811
Kommunalbanken AS	0.875%	4/8/19	EUR	5,000	5,569
Kommunalbanken AS	4.500%	7/18/22	AUD	3,500	2,825
Kommunalbanken AS	4.500%	4/17/23	AUD	5,248	4,252
Kommunalbanken AS	5.000%	3/28/19	NZD	10,000	7,147
Kommunalbanken AS	5.250%	7/15/24	AUD	4,800	4,090
Statkraft AS	2.500%	11/28/22	EUR	2,500	3,016
Statkraft AS	6.625%	4/2/19	EUR	2,950	3,618
Statoil ASA	0.875%	2/17/23	EUR	20,800	23,087

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Statoil ASA	1.625%	2/17/35	EUR	5,000	5,405
Statoil ASA	2.000%	9/10/20	EUR	3,000	3,476
Statoil ASA	2.875%	9/10/25	EUR	6,400	8,089
Statoil ASA	5.625%	3/11/21	EUR	22,700	29,911
Statoil ASA	6.875%	3/11/31	GBP	2,750	5,409
Telenor ASA	2.500%	5/22/25	EUR	2,400	2,952
Telenor ASA	2.750%	6/27/22	EUR	5,000	6,086
Telenor ASA	4.125%	3/26/20	EUR	500	608
					283,419
Total Norway (Cost $601,521)					578,298
Peru (0.0%)
Sovereign Bond (0.0%)
Republic of Peru	3.750%	3/1/30	EUR	3,000	3,809
Total Peru (Cost $3,297)					3,809
Poland (0.6%)
Sovereign Bonds (0.6%)
Republic of Poland	0.000%	10/25/18	PLN	50,000	12,557
Republic of Poland	0.875%	5/10/27	EUR	9,900	10,360
Republic of Poland	1.500%	4/25/20	PLN	120,000	30,222
Republic of Poland	1.500%	9/9/25	EUR	5,000	5,653
Republic of Poland	1.500%	1/19/26	EUR	29,000	32,819
Republic of Poland	1.625%	1/15/19	EUR	20,000	22,426
Republic of Poland	1.750%	7/25/21	PLN	40,000	9,928
Republic of Poland	2.250%	5/15/18	CHF	3,000	3,101
Republic of Poland	2.250%	4/25/22	PLN	248,000	62,179
Republic of Poland	2.500%	7/25/18	PLN	62,550	16,282
Republic of Poland	2.500%	7/25/26	PLN	175,000	42,219
Republic of Poland	2.500%	7/25/27	PLN	30,000	7,110
Republic of Poland	3.250%	5/15/19	CHF	1,500	1,619
Republic of Poland	3.250%	7/25/19	PLN	55,800	14,748
Republic of Poland	3.250%	7/25/25	PLN	130,000	33,536
Republic of Poland	3.375%	7/9/24	EUR	5,000	6,359
Republic of Poland	3.750%	1/19/23	EUR	4,600	5,911
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,505
Republic of Poland	4.000%	10/25/23	PLN	207,875	56,525
Republic of Poland	4.200%	4/15/20	EUR	8,000	9,773
Republic of Poland	4.500%	1/18/22	EUR	5,000	6,520
Republic of Poland	5.250%	10/25/20	PLN	50,000	14,075
Republic of Poland	5.250%	1/20/25	EUR	7,000	9,946
Republic of Poland	5.500%	10/25/19	PLN	53,000	14,769
Republic of Poland	5.625%	6/20/18	EUR	2,000	2,324
Republic of Poland	5.750%	10/25/21	PLN	126,100	36,604
Republic of Poland	5.750%	9/23/22	PLN	41,000	12,036
Republic of Poland	5.750%	4/25/29	PLN	23,850	7,527
Total Poland (Cost $506,322)					489,633
Portugal (0.1%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Caixa Geral de Depositos SA	3.000%	1/15/19	EUR	7,300	8,342
					8,342
Corporate Bonds (0.1%)
Brisa Concessao Rodoviaria SA	2.000%	3/22/23	EUR	100	113
EDP Finance BV	1.125%	2/12/24	EUR	24,900	26,316
EDP Finance BV	2.375%	3/23/23	EUR	600	691

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
EDP Finance BV	2.625%	4/15/19	EUR	1,000	1,143
EDP Finance BV	2.625%	1/18/22	EUR	10,955	12,871
EDP Finance BV	4.125%	6/29/20	EUR	5,400	6,561
EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,329
EDP Finance BV	8.625%	1/4/24	GBP	6,600	11,402
					62,426
Total Portugal (Cost $71,084)					70,768
Romania (0.1%)
Sovereign Bonds (0.1%)
2 Republic of Romania	2.750%	10/29/25	EUR	11,600	13,327
Republic of Romania	2.875%	5/26/28	EUR	30,000	33,572
Republic of Romania	3.625%	4/24/24	EUR	5,000	6,135
Republic of Romania	4.625%	9/18/20	EUR	3,000	3,745
Republic of Romania	4.875%	11/7/19	EUR	7,000	8,529
Total Romania (Cost $67,045)					65,308
Russia (0.2%)
Sovereign Bonds (0.2%)
Russian Federation	6.400%	5/27/20	RUB	1,150,000	19,407
Russian Federation	6.700%	5/15/19	RUB	300,000	5,142
Russian Federation	6.800%	12/11/19	RUB	1,135,715	19,398
Russian Federation	7.000%	1/25/23	RUB	500,000	8,543
Russian Federation	7.000%	8/16/23	RUB	800,000	13,681
Russian Federation	7.050%	1/19/28	RUB	2,050,000	34,632
Russian Federation	7.600%	7/20/22	RUB	300,000	5,274
Russian Federation	8.150%	2/3/27	RUB	2,000,000	36,733
Total Russia (Cost $140,959)					142,810
Singapore (0.4%)
Sovereign Bonds (0.4%)
Housing & Development Board	1.470%	7/19/21	SGD	30,000	21,087
Housing & Development Board	2.035%	9/16/26	SGD	9,750	6,744
Housing & Development Board	2.223%	5/28/19	SGD	14,000	10,172
Housing & Development Board	2.288%	9/19/19	SGD	20,000	14,561
Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,504
Republic of Singapore	0.500%	4/1/18	SGD	35,650	25,396
Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,220
Republic of Singapore	2.000%	7/1/20	SGD	20,000	14,592
Republic of Singapore	2.125%	6/1/26	SGD	20,000	14,366
Republic of Singapore	2.250%	6/1/21	SGD	45,000	33,145
Republic of Singapore	2.250%	8/1/36	SGD	25,000	17,502
Republic of Singapore	2.375%	6/1/25	SGD	40,000	29,418
Republic of Singapore	2.500%	6/1/19	SGD	15,000	11,020
Republic of Singapore	2.750%	7/1/23	SGD	10,000	7,534
Republic of Singapore	2.750%	4/1/42	SGD	10,950	8,358
Republic of Singapore	2.750%	3/1/46	SGD	12,500	9,588
Republic of Singapore	2.875%	7/1/29	SGD	3,000	2,296
Republic of Singapore	2.875%	9/1/30	SGD	10,000	7,651
Republic of Singapore	3.000%	9/1/24	SGD	16,000	12,269
Republic of Singapore	3.125%	9/1/22	SGD	19,000	14,575
Republic of Singapore	3.375%	9/1/33	SGD	11,800	9,626
Republic of Singapore	3.500%	3/1/27	SGD	45,000	36,145
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	3,840
Total Singapore (Cost $332,156)					324,609

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Republic of Slovakia	0.000%	11/13/23	EUR	38,800	41,033
Republic of Slovakia	1.375%	10/16/19	CHF	2,000	2,096
Republic of Slovakia	1.375%	1/21/27	EUR	11,200	12,543
Republic of Slovakia	1.500%	11/28/18	EUR	2,000	2,241
Republic of Slovakia	1.625%	1/21/31	EUR	14,500	16,294
Republic of Slovakia	3.000%	2/28/23	EUR	5,000	6,421
Republic of Slovakia	3.375%	11/15/24	EUR	20,000	26,267
Republic of Slovakia	3.625%	1/16/29	EUR	3,000	4,112
Republic of Slovakia	4.000%	4/27/20	EUR	15,750	19,445
Republic of Slovakia	4.000%	3/26/21	EUR	1,000	1,272
Republic of Slovakia	4.350%	10/14/25	EUR	6,500	9,447
Total Slovakia (Cost $142,472)					141,171
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	1.500%	3/25/35	EUR	12,000	12,214
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,400
Republic of Slovenia	3.125%	8/7/45	EUR	10,000	12,623
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,434
Republic of Slovenia	4.375%	2/6/19	EUR	2,000	2,356
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,657
Republic of Slovenia	5.125%	3/30/26	EUR	8,000	11,869
Total Slovenia (Cost $59,432)					60,553
South Africa (0.4%)
Sovereign Bonds (0.4%)
Republic of South Africa	6.250%	3/31/36	ZAR	230,000	12,377
Republic of South Africa	6.500%	2/28/41	ZAR	145,000	7,705
Republic of South Africa	6.750%	3/31/21	ZAR	500,000	36,204
Republic of South Africa	7.000%	2/28/31	ZAR	160,000	9,914
Republic of South Africa	7.250%	1/15/20	ZAR	236,500	17,569
Republic of South Africa	7.750%	2/28/23	ZAR	880,000	64,663
Republic of South Africa	8.000%	12/21/18	ZAR	95,000	7,163
Republic of South Africa	8.000%	1/31/30	ZAR	246,000	16,813
Republic of South Africa	8.250%	3/31/32	ZAR	225,000	15,395
Republic of South Africa	8.500%	1/31/37	ZAR	498,000	33,661
Republic of South Africa	8.750%	1/31/44	ZAR	360,430	24,505
Republic of South Africa	8.750%	2/28/48	ZAR	270,000	18,320
Republic of South Africa	8.875%	2/28/35	ZAR	572,727	40,824
Republic of South Africa	9.000%	1/31/40	ZAR	339,597	23,873
Republic of South Africa	10.500%	12/21/26	ZAR	388,870	32,392
Total South Africa (Cost $402,865)					361,378
South Korea (2.6%)
Corporate Bond (0.0%)
Hyundai Capital Services Inc.	3.500%	6/3/21	AUD	395	297

Sovereign Bonds (2.6%)
2 Export-Import Bank of Korea	1.927%	2/24/20	CAD	800	591
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,072
2 Export-Import Bank of Korea	2.711%	12/5/19	CAD	3,420	2,560
Korea Development Bank	1.500%	5/30/18	EUR	600	665
Korea Railroad Corp.	1.000%	11/16/18	CHF	4,000	4,094

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	1.250%	12/10/19	KRW	90,000,000	78,201
Republic of Korea	1.250%	7/31/21	KRW	20,000,000	17,216
Republic of Korea	1.250%	8/31/21	KRW	17,000,000	14,621
Republic of Korea	1.250%	11/30/21	KRW	10,000,000	8,541
Republic of Korea	1.375%	9/10/21	KRW	173,000,000	149,161
Republic of Korea	1.500%	6/10/19	KRW	70,000,000	61,325
Republic of Korea	1.500%	4/30/21	KRW	20,000,000	17,568
Republic of Korea	1.500%	11/30/21	KRW	40,000,000	34,587
Republic of Korea	1.500%	12/31/21	KRW	40,000,000	34,518
Republic of Korea	1.500%	12/10/26	KRW	70,000,000	57,774
Republic of Korea	1.500%	9/10/36	KRW	95,000,000	72,580
Republic of Korea	1.625%	6/10/18	KRW	30,000,000	26,402
Republic of Korea	1.750%	5/31/20	KRW	20,000,000	17,556
Republic of Korea	1.750%	6/30/20	KRW	10,000,000	8,776
Republic of Korea	1.750%	7/31/20	KRW	38,000,000	33,337
Republic of Korea	1.750%	8/31/20	KRW	30,000,000	26,318
Republic of Korea	1.750%	10/31/20	KRW	10,000,000	8,767
Republic of Korea	1.750%	11/30/20	KRW	20,000,000	17,536
Republic of Korea	1.750%	12/31/20	KRW	10,000,000	8,767
Republic of Korea	1.750%	1/31/21	KRW	10,000,000	8,762
Republic of Korea	1.875%	3/10/22	KRW	20,000,000	17,570
Republic of Korea	1.875%	6/10/26	KRW	182,000,000	155,887
Republic of Korea	2.000%	12/10/17	KRW	120,000,000	105,856
Republic of Korea	2.000%	11/30/19	KRW	10,000,000	8,851
Republic of Korea	2.000%	2/29/20	KRW	30,000,000	26,549
Republic of Korea	2.000%	3/10/20	KRW	60,000,000	53,163
Republic of Korea	2.000%	3/31/20	KRW	10,000,000	8,849
Republic of Korea	2.000%	9/10/20	KRW	45,000,000	39,913
Republic of Korea	2.000%	3/10/46	KRW	65,000,000	53,206
Republic of Korea	2.125%	6/10/24	EUR	4,300	5,095
Republic of Korea	2.125%	3/10/47	KRW	30,000,000	24,980
Republic of Korea	2.250%	6/10/25	KRW	79,000,000	69,977
Republic of Korea	2.250%	12/10/25	KRW	30,000,000	26,544
Republic of Korea	2.500%	9/30/17	KRW	10,000,000	8,835
Republic of Korea	2.500%	4/30/18	KRW	30,000,000	26,589
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	45,191
Republic of Korea	2.750%	3/10/18	KRW	107,000,000	95,075
Republic of Korea	2.750%	9/10/19	KRW	15,000,000	13,512
Republic of Korea	2.750%	12/10/44	KRW	38,000,000	36,326
Republic of Korea	3.000%	6/30/17	KRW	10,000,000	8,818
Republic of Korea	3.000%	3/10/23	KRW	34,000,000	31,574
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	88,604
Republic of Korea	3.000%	12/10/42	KRW	31,000,000	30,848
Republic of Korea	3.125%	3/10/19	KRW	44,000,000	39,733
Republic of Korea	3.250%	9/10/18	KRW	5,000,000	4,495
Republic of Korea	3.375%	9/10/23	KRW	40,000,000	37,977
Republic of Korea	3.750%	12/10/33	KRW	76,500,000	80,892
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	43,740
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	43,326
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	31,690
Republic of Korea	5.000%	6/10/20	KRW	96,500,000	93,171
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	17,309

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	23,139
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	19,016
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	15,841
					2,144,436
Total South Korea (Cost $2,147,898)					2,144,733
Spain (5.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,030
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	7,000	8,759
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,000	1,343
AyT Cedulas Cajas Global	4.500%	12/2/19	EUR	5,000	6,080
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	7,600	10,978
AyT Cedulas Cajas IX Fondo de Titulizacion
de Activos	4.000%	3/31/20	EUR	7,000	8,505
AyT Cedulas Cajas VIII Fondo de Titulizacion
de Activos	4.250%	11/18/19	EUR	11,000	13,284
AyT Cedulas Cajas X Fondo de Titulizacion
de Activos	3.750%	6/30/25	EUR	10,000	13,337
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,687
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,223
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	6,163
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	7,898
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	2,884
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	11,209
Banco Popular Espanol SA	1.000%	4/7/25	EUR	42,000	45,071
Banco Popular Espanol SA	2.125%	10/8/19	EUR	4,000	4,569
Banco Popular Espanol SA	3.750%	1/22/19	EUR	5,000	5,793
Banco Santander SA	0.750%	9/9/22	EUR	20,000	22,417
Banco Santander SA	2.000%	11/27/34	EUR	6,500	7,579
Banco Santander SA	3.875%	2/6/26	EUR	400	551
Banco Santander SA	4.000%	4/7/20	EUR	1,000	1,221
Banco Santander SA	4.625%	5/4/27	EUR	1,100	1,621
Bankia SA	0.875%	1/21/21	EUR	5,800	6,496
Bankia SA	1.000%	9/25/25	EUR	1,200	1,317
Bankia SA	1.125%	8/5/22	EUR	15,000	16,994
Bankia SA	4.000%	2/3/25	EUR	12,300	16,573
Bankia SA	4.125%	3/24/36	EUR	4,700	6,565
Bankia SA	4.250%	5/25/18	EUR	3,450	3,932
Bankia SA	4.500%	4/26/22	EUR	4,050	5,329
Bankia SA	5.000%	6/28/19	EUR	2,000	2,418
Bankinter SA	0.875%	8/3/22	EUR	10,000	11,215
Bankinter SA	1.000%	2/5/25	EUR	5,000	5,535
CaixaBank SA	0.625%	3/27/25	EUR	13,000	13,976
CaixaBank SA	2.625%	3/21/24	EUR	5,600	6,964
CaixaBank SA	3.625%	1/18/21	EUR	5,000	6,160
CaixaBank SA	3.875%	2/17/25	EUR	12,000	16,216
CaixaBank SA	4.625%	6/4/19	EUR	10,400	12,449
Caja Rural de Castilla-La Mancha SCC	0.875%	5/27/24	EUR	5,000	5,511
Caja Rural de Navarra SCC	0.500%	3/16/22	EUR	6,000	6,588
Caja Rural de Navarra SCC	2.875%	6/11/18	EUR	1,700	1,913
Cajamar Caja Rural SCC	1.250%	1/26/22	EUR	3,000	3,370
Cajamar Caja Rural SCC	3.750%	11/22/18	EUR	400	462
Cedulas TDA	4.125%	4/10/21	EUR	11,500	14,474
Cedulas TDA 5 Fondo de Titulizacion de Activos	4.125%	11/29/19	EUR	10,400	12,539

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	7,000	9,409
Cedulas TDA 6 Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	6,000	8,482
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,695
IM Cedulas 7 Fondo de Titulazion de Activos	4.000%	3/31/21	EUR	10,000	12,522
Kutxabank SA	1.750%	5/27/21	EUR	5,000	5,805
					400,111
Corporate Bonds (0.4%)
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,335
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	753
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,000	3,819
Abertis Infraestructuras SA	4.375%	3/30/20	EUR	700	855
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	4,242
Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	9,000	10,104
Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	14,000	16,249
Bankia SA	1.000%	3/14/23	EUR	8,700	9,789
1 BBVA Subordinated Capital SAU	3.500%	4/11/24	EUR	8,000	9,180
CaixaBank SA	3.125%	5/14/18	EUR	500	562
Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,334
Criteria Caixa SAU	2.375%	5/9/19	EUR	400	455
Distribuidora Internacional de Alimentacion SA	1.500%	7/22/19	EUR	100	112
Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	5,795
Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	218
Enagas Financiaciones SAU	2.500%	4/11/22	EUR	1,900	2,289
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	5,938
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	854
Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	7,600	9,189
Gas Natural Fenosa Finance BV	1.250%	4/19/26	EUR	8,600	9,336
Gas Natural Fenosa Finance BV	1.375%	1/21/25	EUR	5,000	5,557
Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	4,000	4,912
Gas Natural Fenosa Finance BV	3.500%	4/15/21	EUR	2,300	2,816
Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	3,800	4,813
Iberdrola Finanzas SAU	4.125%	3/23/20	EUR	1,050	1,277
Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	6,500	10,245
Iberdrola Finanzas SAU	7.375%	1/29/24	GBP	5,000	8,704
Iberdrola International BV	0.375%	9/15/25	EUR	16,700	17,153
Iberdrola International BV	1.125%	4/21/26	EUR	2,000	2,166
Iberdrola International BV	1.750%	9/17/23	EUR	10,000	11,549
Iberdrola International BV	1.875%	10/8/24	EUR	400	465
Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,126
Iberdrola International BV	3.000%	1/31/22	EUR	3,000	3,662
Iberdrola International BV	3.500%	2/1/21	EUR	14,000	17,108
Iberdrola International BV	4.250%	10/11/18	EUR	1,000	1,157
Inmobiliaria Colonial SA	1.450%	10/28/24	EUR	500	529
Inmobiliaria Colonial SA	2.728%	6/5/23	EUR	2,200	2,559
Mapfre SA	1.625%	5/19/26	EUR	1,400	1,533
Merlin Properties Socimi SA	2.225%	4/25/23	EUR	200	226
Metrovacesa SA	2.375%	5/23/22	EUR	300	343
Red Electrica de Espana Finance BV	3.875%	1/25/22	EUR	2,000	2,533
Red Electrica Financiaciones SA Unipersonal	2.125%	7/1/23	EUR	6,700	7,957
Red Electrica Financiaciones SA Unipersonal	2.375%	5/31/19	EUR	800	914
Red Electrica Financiaciones SA Unipersonal	4.875%	4/29/20	EUR	2,100	2,613
Repsol International Finance BV	2.625%	5/28/20	EUR	7,800	9,131
Santander Consumer Finance SA	0.750%	4/3/19	EUR	500	552
Santander Consumer Finance SA	0.900%	2/18/20	EUR	15,200	16,880
Santander Consumer Finance SA	1.000%	5/26/21	EUR	100	111

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Santander Consumer Finance SA	1.500%	11/12/20	EUR	500	566
	Santander International Debt SAU	4.000%	1/24/20	EUR	5,400	6,500
	Santander Issuances SAU	2.500%	3/18/25	EUR	14,100	15,570
	Santander Issuances SAU	3.250%	4/4/26	EUR	500	580
	Telefonica Emisiones SAU	0.318%	10/17/20	EUR	8,000	8,738
	Telefonica Emisiones SAU	1.460%	4/13/26	EUR	900	979
	Telefonica Emisiones SAU	1.528%	1/17/25	EUR	1,000	1,112
	Telefonica Emisiones SAU	1.930%	10/17/31	EUR	7,300	7,568
	Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	6,902
	Telefonica Emisiones SAU	2.932%	10/17/29	EUR	8,500	10,085
	Telefonica Emisiones SAU	3.961%	3/26/21	EUR	6,000	7,451
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	9,300	11,882
	Telefonica Emisiones SAU	4.693%	11/11/19	EUR	7,400	8,993
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,515
	Telefonica Emisiones SAU	5.375%	2/2/26	GBP	1,600	2,499
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	5,750	9,382
	Telefonica Europe BV	5.875%	2/14/33	EUR	600	938
						336,259
Sovereign Bonds (4.3%)
	ADIF Alta Velocidad	1.875%	1/28/25	EUR	15,100	16,948
	ADIF Alta Velocidad	3.500%	5/27/24	EUR	12,000	15,035
	Autonomous Community of Madrid Spain	0.727%	5/19/21	EUR	23,300	25,722
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,500	1,589
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	5,000	5,546
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	10,830
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	27,891
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	5,800	7,652
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,460
12	FADE - Fondo de Amortizacion del Deficit
	Electrico	0.850%	9/17/19	EUR	4,000	4,453
12	FADE - Fondo de Amortizacion del Deficit
	Electrico	3.375%	3/17/19	EUR	19,000	22,260
12	FADE - Fondo de Amortizacion del Deficit
	Electrico	5.900%	3/17/21	EUR	2,000	2,654
12	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	11,192
12	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	6,665
	Kingdom of Spain	0.250%	1/31/19	EUR	280,000	307,501
	Kingdom of Spain	0.400%	4/30/22	EUR	32,000	34,810
	Kingdom of Spain	0.750%	7/30/21	EUR	60,100	67,036
	Kingdom of Spain	1.150%	7/30/20	EUR	80,000	90,582
	Kingdom of Spain	1.400%	1/31/20	EUR	98,900	112,347
2	Kingdom of Spain	1.500%	4/30/27	EUR	103,167	110,963
2	Kingdom of Spain	1.600%	4/30/25	EUR	90,000	100,485
2	Kingdom of Spain	1.950%	4/30/26	EUR	118,610	134,295
2	Kingdom of Spain	1.950%	7/30/30	EUR	131,000	140,901
2	Kingdom of Spain	2.150%	10/31/25	EUR	71,100	82,028
2	Kingdom of Spain	2.350%	7/30/33	EUR	40,000	43,619
	Kingdom of Spain	2.750%	4/30/19	EUR	40,000	46,176
2	Kingdom of Spain	2.750%	10/31/24	EUR	137,000	166,138
2	Kingdom of Spain	2.900%	10/31/46	EUR	25,000	26,981
2	Kingdom of Spain	3.450%	7/30/66	EUR	68,000	76,737
	Kingdom of Spain	3.750%	10/31/18	EUR	58,000	67,071
2	Kingdom of Spain	4.000%	4/30/20	EUR	163,000	199,229
2	Kingdom of Spain	4.100%	7/30/18	EUR	48,000	55,127
2	Kingdom of Spain	4.200%	1/31/37	EUR	165,000	225,895

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
2 Kingdom of Spain	4.300%	10/31/19	EUR	121,800	147,422
2 Kingdom of Spain	4.400%	10/31/23	EUR	78,000	104,006
2 Kingdom of Spain	4.600%	7/30/19	EUR	30,102	36,326
2 Kingdom of Spain	4.650%	7/30/25	EUR	18,000	24,660
2 Kingdom of Spain	4.700%	7/30/41	EUR	31,000	45,434
2 Kingdom of Spain	4.800%	1/31/24	EUR	40,000	54,611
2 Kingdom of Spain	4.850%	10/31/20	EUR	24,000	30,570
2 Kingdom of Spain	4.900%	7/30/40	EUR	37,000	55,421
2 Kingdom of Spain	5.150%	10/31/28	EUR	77,500	113,448
2 Kingdom of Spain	5.150%	10/31/44	EUR	29,000	45,104
2 Kingdom of Spain	5.400%	1/31/23	EUR	144,000	199,049
2 Kingdom of Spain	5.500%	4/30/21	EUR	27,000	35,756
Kingdom of Spain	5.750%	7/30/32	EUR	35,000	55,774
2 Kingdom of Spain	5.850%	1/31/22	EUR	131,700	180,685
2 Kingdom of Spain	5.900%	7/30/26	EUR	90,000	135,092
Kingdom of Spain	6.000%	1/31/29	EUR	25,000	39,120
					3,551,296
Total Spain (Cost $4,328,544)					4,287,666
Supranational (3.3%)
Sovereign Bonds (3.3%)
African Development Bank	5.250%	3/23/22	AUD	10,900	9,062
Asian Development Bank	1.375%	6/11/20	CAD	23,495	17,284
Asian Development Bank	2.600%	1/16/20	AUD	20,000	15,145
Asian Development Bank	3.500%	7/25/18	AUD	8,850	6,754
Asian Development Bank	3.500%	5/22/19	AUD	15,000	11,558
Asian Development Bank	5.000%	3/9/22	AUD	13,000	10,798
Asian Development Bank	6.250%	3/5/20	AUD	5,000	4,160
Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	3,054
Council Of Europe Development Bank	0.375%	6/8/26	EUR	8,000	8,554
Council Of Europe Development Bank	1.125%	10/22/18	EUR	15,000	16,726
Council Of Europe Development Bank	1.875%	12/22/18	GBP	5,000	6,627
Council Of Europe Development Bank	3.000%	7/13/20	EUR	6,000	7,219
EUROFIMA	3.000%	5/22/24	CHF	5,000	6,105
EUROFIMA	3.000%	5/15/26	CHF	6,500	8,238
EUROFIMA	3.375%	12/29/20	CHF	4,000	4,582
EUROFIMA	4.000%	10/27/21	EUR	5,000	6,390
EUROFIMA	4.550%	3/30/27	CAD	655	557
EUROFIMA	6.250%	12/28/18	AUD	5,980	4,771
European Bank for Reconstruction &
Development	0.000%	4/7/27	ZAR	10,000	326
European Bank for Reconstruction &
Development	1.875%	12/17/18	GBP	5,000	6,633
European Bank for Reconstruction &
Development	5.625%	12/7/28	GBP	1,000	1,842
European Financial Stability Facility	0.000%	11/17/22	EUR	25,000	27,158
European Financial Stability Facility	0.100%	1/19/21	EUR	20,000	22,027
European Financial Stability Facility	0.125%	11/4/19	EUR	60,000	66,188
4 European Financial Stability Facility	0.200%	4/28/25	EUR	3,000	3,211
4 European Financial Stability Facility	0.400%	5/31/26	EUR	30,000	32,273
4 European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	41,323
European Financial Stability Facility	1.200%	2/17/45	EUR	21,500	20,691
4 European Financial Stability Facility	1.250%	1/22/19	EUR	23,500	26,353
European Financial Stability Facility	1.375%	5/31/47	EUR	8,500	8,567
4 European Financial Stability Facility	1.500%	1/22/20	EUR	31,800	36,397

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
4 European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	18,490
4 European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	26,792
4 European Financial Stability Facility	1.750%	6/27/24	EUR	27,000	32,389
4 European Financial Stability Facility	1.875%	5/23/23	EUR	16,000	19,290
European Financial Stability Facility	2.000%	2/28/56	EUR	20,000	22,491
4 European Financial Stability Facility	2.125%	2/19/24	EUR	6,500	7,979
4 European Financial Stability Facility	2.250%	9/5/22	EUR	33,000	40,308
4 European Financial Stability Facility	2.350%	7/29/44	EUR	13,600	17,164
4 European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	11,566
4 European Financial Stability Facility	2.750%	12/3/29	EUR	1,500	1,978
4 European Financial Stability Facility	3.000%	9/4/34	EUR	5,000	6,959
4 European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,096
4 European Financial Stability Facility	3.375%	4/3/37	EUR	10,000	14,844
4 European Financial Stability Facility	3.875%	3/30/32	EUR	20,000	30,234
European Investment Bank	0.000%	1/15/19	EUR	18,600	20,438
European Investment Bank	0.000%	10/16/23	EUR	30,000	32,407
European Investment Bank	0.000%	3/15/24	EUR	35,000	37,648
European Investment Bank	0.125%	6/15/20	EUR	10,000	11,072
European Investment Bank	0.125%	4/15/25	EUR	20,000	21,438
European Investment Bank	0.250%	10/15/20	EUR	50,000	55,594
European Investment Bank	0.375%	3/15/22	EUR	25,000	27,881
European Investment Bank	0.500%	11/15/23	EUR	20,000	22,372
European Investment Bank	0.500%	1/15/27	EUR	25,000	27,136
European Investment Bank	0.500%	11/13/37	EUR	5,000	4,671
European Investment Bank	0.875%	9/13/24	EUR	33,000	37,598
European Investment Bank	1.000%	7/13/18	EUR	16,700	18,531
European Investment Bank	1.000%	9/21/26	GBP	200	250
European Investment Bank	1.000%	3/14/31	EUR	48,000	51,964
European Investment Bank	1.000%	4/14/32	EUR	20,000	21,533
European Investment Bank	1.125%	2/18/20	CAD	1,650	1,210
European Investment Bank	1.125%	9/7/21	GBP	5,000	6,585
2 European Investment Bank	1.125%	9/16/21	CAD	13,340	9,600
European Investment Bank	1.125%	9/15/36	EUR	17,000	17,988
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,149
European Investment Bank	1.250%	11/5/20	CAD	650	475
2 European Investment Bank	1.250%	11/5/20	CAD	3,500	2,560
European Investment Bank	1.250%	11/13/26	EUR	6,000	6,999
European Investment Bank	1.375%	11/15/19	EUR	33,000	37,616
European Investment Bank	1.375%	9/15/20	EUR	4,000	4,614
European Investment Bank	1.375%	9/15/21	EUR	35,000	40,766
European Investment Bank	1.500%	2/1/19	GBP	38,300	50,568
European Investment Bank	1.500%	7/15/20	EUR	30,000	34,665
European Investment Bank	1.500%	4/15/21	EUR	38,000	44,264
European Investment Bank	1.500%	8/2/24	CHF	2,000	2,267
European Investment Bank	1.625%	3/15/23	EUR	36,150	42,993
European Investment Bank	1.625%	2/4/25	CHF	2,500	2,871
European Investment Bank	1.750%	9/15/45	EUR	10,000	11,402
European Investment Bank	2.125%	2/4/19	CAD	15,315	11,410
2 European Investment Bank	2.125%	2/4/19	CAD	2,000	1,490
European Investment Bank	2.125%	1/15/24	EUR	17,000	21,056
European Investment Bank	2.250%	3/7/20	GBP	12,000	16,310
European Investment Bank	2.250%	10/14/22	EUR	7,000	8,587
European Investment Bank	2.375%	7/10/20	CHF	2,500	2,757
European Investment Bank	2.500%	10/15/18	EUR	8,700	9,894
European Investment Bank	2.500%	2/8/19	CHF	2,000	2,126

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	2.500%	3/15/19	EUR	44,000	50,625
European Investment Bank	2.500%	10/31/22	GBP	5,500	7,727
2 European Investment Bank	2.625%	9/24/18	CAD	841	629
European Investment Bank	2.625%	3/15/35	EUR	7,100	9,450
European Investment Bank	2.750%	9/15/21	EUR	5,000	6,164
European Investment Bank	2.750%	9/15/25	EUR	20,000	26,158
European Investment Bank	2.750%	9/13/30	EUR	10,000	13,433
European Investment Bank	2.750%	3/15/40	EUR	18,550	25,833
European Investment Bank	3.000%	4/23/19	SEK	100,000	12,027
European Investment Bank	3.000%	5/22/19	NOK	25,000	3,025
European Investment Bank	3.000%	9/28/22	EUR	4,000	5,082
European Investment Bank	3.000%	10/14/33	EUR	5,000	6,989
European Investment Bank	3.100%	8/17/26	AUD	5,041	3,708
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,522
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,013
European Investment Bank	3.625%	3/14/42	EUR	5,600	8,954
European Investment Bank	3.750%	12/7/27	GBP	3,800	5,995
European Investment Bank	3.875%	6/8/37	GBP	3,800	6,474
European Investment Bank	4.000%	4/15/30	EUR	7,125	10,725
European Investment Bank	4.250%	4/15/19	EUR	1,300	1,548
European Investment Bank	4.500%	10/15/25	EUR	15,000	22,034
European Investment Bank	4.500%	6/7/29	GBP	12,000	20,424
European Investment Bank	4.500%	3/7/44	GBP	8,500	16,557
European Investment Bank	4.600%	1/30/37	CAD	208	185
European Investment Bank	4.625%	4/15/20	EUR	20,500	25,663
European Investment Bank	4.625%	10/12/54	GBP	2,700	6,004
European Investment Bank	4.750%	10/15/18	GBP	11,600	15,977
European Investment Bank	5.000%	12/1/20	SEK	25,000	3,301
European Investment Bank	5.000%	4/15/39	GBP	2,000	3,966
European Investment Bank	6.000%	10/21/19	ZAR	50,000	3,582
European Investment Bank	6.000%	8/6/20	AUD	17,500	14,598
European Investment Bank	6.000%	12/7/28	GBP	14,000	26,605
European Investment Bank	6.250%	6/8/21	AUD	12,000	10,287
European Investment Bank	6.500%	8/7/19	AUD	8,000	6,562
European Investment Bank	7.500%	1/30/19	ZAR	25,000	1,867
European Stability Mechanism	0.000%	10/18/22	EUR	15,000	16,381
European Stability Mechanism	0.100%	11/3/20	EUR	10,000	11,073
European Stability Mechanism	0.125%	4/22/24	EUR	41,500	44,988
European Stability Mechanism	0.500%	3/2/26	EUR	20,000	21,855
European Stability Mechanism	0.875%	10/15/19	EUR	66,000	74,285
European Stability Mechanism	1.000%	9/23/25	EUR	20,000	22,876
European Stability Mechanism	1.125%	5/3/32	EUR	25,000	27,519
European Stability Mechanism	1.250%	10/15/18	EUR	15,000	16,760
European Stability Mechanism	1.375%	3/4/21	EUR	37,500	43,524
European Stability Mechanism	1.625%	11/17/36	EUR	15,000	17,514
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	11,341
European Stability Mechanism	1.850%	12/1/55	EUR	10,000	11,350
European Stability Mechanism	2.125%	11/20/23	EUR	3,000	3,715
European Union	0.250%	7/4/20	EUR	20,000	22,184
European Union	0.750%	4/4/31	EUR	20,000	21,140
European Union	1.125%	4/4/36	EUR	20,000	21,641
European Union	1.375%	10/4/29	EUR	16,000	18,641
European Union	2.375%	10/4/18	EUR	5,000	5,670
European Union	2.500%	11/4/27	EUR	9,000	11,669
European Union	2.750%	9/21/21	EUR	5,000	6,146

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Union	2.750%	4/4/22	EUR	20,600	25,633
European Union	2.875%	4/4/28	EUR	5,000	6,743
European Union	3.000%	9/4/26	EUR	7,125	9,572
European Union	3.375%	5/10/19	EUR	10,000	11,735
European Union	3.375%	4/4/32	EUR	11,000	15,946
European Union	3.375%	4/4/38	EUR	6,000	9,134
European Union	3.500%	6/4/21	EUR	21,000	26,350
European Union	3.750%	4/4/42	EUR	7,000	11,369
Inter-American Development Bank	1.875%	3/20/20	CAD	6,750	4,996
Inter-American Development Bank	3.250%	2/7/20	AUD	9,000	6,929
Inter-American Development Bank	3.750%	10/9/18	AUD	10,253	7,874
Inter-American Development Bank	3.750%	7/25/22	AUD	22,300	17,576
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	11,011
International Bank for Reconstruction &
Development	0.375%	6/15/21	GBP	500	644
International Bank for Reconstruction &
Development	0.500%	4/16/30	EUR	400	412
International Bank for Reconstruction &
Development	0.625%	1/12/33	EUR	14,000	14,182
International Bank for Reconstruction &
Development	1.125%	3/11/20	CAD	2,450	1,792
International Bank for Reconstruction &
Development	1.375%	12/15/20	GBP	26,000	34,753
International Bank for Reconstruction &
Development	1.875%	5/30/19	CAD	12,900	9,621
International Bank for Reconstruction &
Development	2.500%	3/12/20	AUD	20,000	15,111
International Bank for Reconstruction &
Development	2.800%	1/13/21	AUD	4,000	3,038
International Bank for Reconstruction &
Development	2.800%	1/12/22	AUD	22,000	16,652
International Bank for Reconstruction &
Development	3.000%	10/19/26	AUD	10,000	7,409
International Bank for Reconstruction &
Development	3.375%	1/25/22	NZD	12,000	8,273
International Bank for Reconstruction &
Development	3.500%	1/24/18	AUD	8,128	6,158
International Bank for Reconstruction &
Development	3.750%	1/23/19	AUD	10,000	7,708
International Bank for Reconstruction &
Development	3.750%	2/10/20	NZD	5,000	3,515
International Bank for Reconstruction &
Development	3.875%	5/20/19	EUR	13,000	15,419
International Bank for Reconstruction &
Development	4.625%	10/6/21	NZD	5,804	4,215
International Bank for Reconstruction &
Development	4.875%	12/7/28	GBP	400	707
International Bank for Reconstruction &
Development	5.400%	6/7/21	GBP	200	310
International Bank for Reconstruction &
Development	5.750%	10/21/19	AUD	7,000	5,696
International Bank for Reconstruction &
Development	5.750%	10/1/20	AUD	9,000	7,495
International Bank for Reconstruction &
Development	5.750%	6/7/32	GBP	6,000	11,977

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
International Finance Corp.	2.700%	2/5/21	AUD	15,000	11,343
International Finance Corp.	3.500%	6/6/18	AUD	5,000	3,805
International Finance Corp.	3.625%	5/20/20	NZD	8,500	5,941
Nordic Investment Bank	4.125%	3/19/20	NZD	16,495	11,721
Nordic Investment Bank	5.000%	4/19/22	AUD	9,000	7,478
Total Supranational (Cost $2,769,290)					2,679,116
Sweden (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Landshypotek Bank AB	0.625%	6/17/20	SEK	63,000	7,209
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	5,648
Lansforsakringar Hypotek AB	2.500%	6/19/19	SEK	50,000	5,975
Lansforsakringar Hypotek AB	3.250%	9/16/20	SEK	100,000	12,451
Nordea Hypotek AB	1.000%	4/8/22	SEK	300,000	34,327
Nordea Hypotek AB	2.000%	6/20/18	SEK	140,000	16,167
Nordea Hypotek AB	2.250%	6/19/19	SEK	650,000	77,127
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	6,200
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	10,000	11,408
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	5,776
Skandinaviska Enskilda Banken AB	3.000%	6/20/18	SEK	125,000	14,671
Skandinaviska Enskilda Banken AB	3.000%	6/19/19	SEK	150,000	18,000
Skandinaviska Enskilda Banken AB	4.125%	4/7/21	EUR	5,000	6,340
Stadshypotek AB	0.375%	2/22/23	EUR	8,700	9,563
Stadshypotek AB	0.625%	11/10/21	EUR	15,000	16,768
Stadshypotek AB	1.000%	6/19/18	EUR	5,000	5,531
Stadshypotek AB	1.000%	4/1/19	EUR	5,000	5,581
Stadshypotek AB	1.500%	12/15/21	SEK	100,000	11,804
Stadshypotek AB	1.625%	10/30/20	EUR	10,000	11,550
Stadshypotek AB	3.000%	3/21/18	SEK	165,000	18,998
Stadshypotek AB	3.000%	12/19/18	SEK	117,000	13,683
Stadshypotek AB	4.250%	6/17/20	SEK	150,000	19,128
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	2,900	3,242
Sveriges Sakerstallda Obligationer AB	1.000%	3/17/21	SEK	200,000	23,180
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	5,982
Sveriges Sakerstallda Obligationer AB	4.000%	12/19/18	SEK	20,000	2,414
Swedbank Hypotek AB	0.375%	9/29/20	EUR	19,300	21,369
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,527
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	5,658
Swedbank Hypotek AB	1.125%	5/21/21	EUR	2,000	2,280
Swedbank Hypotek AB	3.750%	9/19/18	SEK	150,000	17,887
Swedbank Hypotek AB	3.750%	6/19/19	SEK	300,000	36,715
Swedbank Hypotek AB	5.700%	5/12/20	SEK	100,000	13,213
					471,372
Corporate Bonds (0.3%)
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	451
Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,458
Investor AB	4.500%	5/12/23	EUR	2,000	2,696
Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	543
Molnlycke Holding AB	1.500%	2/28/22	EUR	5,000	5,626
Molnlycke Holding AB	1.750%	2/28/24	EUR	200	224
Nordea Bank AB	0.875%	9/25/18	CHF	1,000	1,025
1 Nordea Bank AB	1.875%	11/10/25	EUR	5,000	5,668
Nordea Bank AB	2.125%	11/13/19	GBP	200	268
Nordea Bank AB	3.250%	7/5/22	EUR	5,400	6,744
Nordea Bank AB	4.000%	6/29/20	EUR	13,743	16,830

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nordea Bank AB	4.000%	3/29/21	EUR	6,110	7,598
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,454
Securitas AB	2.625%	2/22/21	EUR	3,000	3,524
1 Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	17,100	18,545
Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	365,000	42,796
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	2,989
Skandinaviska Enskilda Banken AB	2.000%	3/18/19	EUR	500	566
Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	5,823
1 Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	14,600	16,827
Svenska Cellulosa AB SCA	2.500%	6/9/23	EUR	700	814
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	14,000	15,800
Svenska Handelsbanken AB	2.250%	6/14/18	EUR	2,500	2,797
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	5,830
1 Svenska Handelsbanken AB	2.656%	1/15/24	EUR	12,000	13,580
Svenska Handelsbanken AB	3.000%	11/20/20	GBP	300	418
Svenska Handelsbanken AB	4.000%	1/18/19	GBP	1,750	2,394
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,280	1,647
Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	8,815
Swedbank AB	0.300%	9/6/22	EUR	7,000	7,581
Swedbank AB	1.500%	3/18/19	EUR	5,000	5,607
Swedbank Hypotek AB	1.000%	12/16/20	SEK	350,000	40,466
Telia Co. AB	3.500%	9/5/33	EUR	3,000	3,886
Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,647
Telia Co. AB	4.000%	3/22/22	EUR	350	445
Telia Co. AB	4.750%	11/16/21	EUR	3,000	3,917
Volvo Treasury AB	2.375%	11/26/19	EUR	300	346
					263,645
Sovereign Bonds (0.4%)
2 Kingdom of Sweden	0.050%	2/12/20	EUR	1,200	1,321
Kingdom of Sweden	0.750%	5/2/19	EUR	5,000	5,569
Kingdom of Sweden	0.750%	5/12/28	SEK	100,000	11,197
Kingdom of Sweden	1.000%	11/12/26	SEK	340,000	39,927
Kingdom of Sweden	1.500%	11/13/23	SEK	213,200	26,170
Kingdom of Sweden	2.250%	6/1/32	SEK	175,000	22,584
Kingdom of Sweden	2.500%	5/12/25	SEK	127,000	16,757
Kingdom of Sweden	3.500%	6/1/22	SEK	285,000	38,058
Kingdom of Sweden	3.500%	3/30/39	SEK	130,000	20,000
Kingdom of Sweden	4.250%	3/12/19	SEK	247,000	30,459
Kingdom of Sweden	5.000%	12/1/20	SEK	214,000	28,850
Kommuninvest I Sverige AB	1.000%	9/15/21	SEK	100,000	11,644
Kommuninvest I Sverige AB	2.250%	3/12/19	SEK	100,000	11,840
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	3,066
SBAB Bank AB	1.375%	5/2/18	EUR	3,600	3,978
SBAB Bank AB	2.375%	9/4/20	EUR	4,000	4,683
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,532
Svensk Exportkredit AB	1.125%	11/20/18	EUR	5,000	5,568
Svensk Exportkredit AB	1.875%	12/21/18	GBP	2,000	2,649
1 Vattenfall AB	3.000%	3/19/77	EUR	3,000	3,031
Vattenfall AB	6.125%	12/16/19	GBP	3,000	4,400
Vattenfall AB	6.250%	3/17/21	EUR	2,000	2,683
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,218
Vattenfall AB	6.875%	4/15/39	GBP	3,700	7,683
					308,867
Total Sweden (Cost $1,100,135)					1,043,884

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Switzerland (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Credit Suisse AG	1.000%	3/12/19	EUR	7,000	7,801
Credit Suisse AG	1.750%	1/15/21	EUR	32,000	37,072
Credit Suisse AG	2.875%	10/18/18	EUR	500	570
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/6/20	CHF	20,000	20,326
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/5/22	CHF	17,500	17,773
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	10/15/25	CHF	5,000	5,132
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	1/26/26	CHF	8,000	8,190
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	7/8/39	CHF	8,300	7,970
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	6/15/29	CHF	15,000	15,365
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	10/5/35	CHF	5,000	4,980
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.625%	4/25/33	CHF	5,000	5,128
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	8/13/19	CHF	20,000	20,734
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,125
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	8/13/21	CHF	29,000	30,792
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,000	5,381
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.250%	9/29/23	CHF	3,000	3,265
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	8,165
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	8,811
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,265
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	20,497
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,197
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,328
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.875%	9/15/31	CHF	3,000	3,630
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.125%	6/28/23	CHF	46,000	52,557
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,247
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	8/13/32	CHF	3,000	3,836
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	5,544
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	4,089

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,216
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,463
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,759
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,469
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.000%	7/25/23	CHF	8,000	8,076
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.000%	6/14/24	CHF	25,000	25,114
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.050%	11/6/26	CHF	10,000	9,937
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	3/12/24	CHF	5,000	5,071
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	12/2/24	CHF	15,000	15,143
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.250%	2/11/28	CHF	985	990
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.375%	8/30/23	CHF	7,500	7,750
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,195
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,114
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,058
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,331
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	823
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,107
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	6/20/22	CHF	18,000	19,108
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	2,000	2,114
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,094
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,428
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,207
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,315
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	3/19/27	CHF	8,000	8,978
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,381
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,270
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,144

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,498
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	12,068
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.750%	10/2/18	CHF	3,000	3,161
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.250%	9/10/19	CHF	15,000	16,435
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.500%	6/21/18	CHF	2,500	2,633
UBS AG	1.375%	4/16/21	EUR	5,000	5,728
					517,948
Corporate Bonds (0.4%)
ABB Finance BV	2.625%	3/26/19	EUR	2,700	3,089
ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,207
Adecco International Financial Services BV	1.000%	12/2/24	EUR	1,000	1,088
Adecco International Financial Services BV	2.750%	11/15/19	EUR	400	465
1 Aquarius and Investments plc for
Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,810	2,231
1 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	3,000	4,131
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,244
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	231
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	579
Credit Suisse AG	0.750%	7/11/19	CHF	5,000	5,116
Credit Suisse AG	1.000%	6/7/23	EUR	10,000	11,104
Credit Suisse AG	1.125%	9/15/20	EUR	5,800	6,510
Credit Suisse AG	1.375%	11/29/19	EUR	10,000	11,256
Credit Suisse AG	1.375%	1/31/22	EUR	3,000	3,411
Credit Suisse AG	1.500%	4/10/26	EUR	800	912
Credit Suisse AG	3.500%	4/29/20	AUD	9,000	6,826
Credit Suisse AG	4.750%	8/5/19	EUR	6,000	7,228
Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	5,000	5,539
1 Demeter Investments BV for Swiss Life AG	4.375%	12/29/49	EUR	500	586
1 ELM BV for Swiss Life Insurance &
Pension Group	4.500%	12/29/49	EUR	500	584
1 ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	9,150	9,981
Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,263
Glencore Canada Financial Corp.	7.375%	5/27/20	GBP	4,850	7,322
Glencore Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	2,820
Glencore Finance Europe SA	1.250%	3/17/21	EUR	5,000	5,535
Glencore Finance Europe SA	1.625%	1/18/22	EUR	500	558
Glencore Finance Europe SA	1.750%	3/17/25	EUR	11,500	12,408
Glencore Finance Europe SA	2.625%	12/3/18	CHF	3,000	3,126
Glencore Finance Europe SA	6.000%	4/3/22	GBP	3,000	4,500
Glencore Finance Europe SA	6.500%	2/27/19	GBP	300	423
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	500	559
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,000	1,235
Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,278
LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,424
LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,068
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	1,100	1,299
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,250
Nestle Holdings Inc.	1.750%	12/9/20	GBP	10,000	13,484
Novartis AG	0.625%	11/13/29	CHF	2,750	2,833
Novartis Finance SA	1.625%	11/9/26	EUR	5,000	5,853

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	8,231
Roche Finance Europe BV	0.875%	2/25/25	EUR	500	556
Roche Finance Europe BV	2.000%	6/25/18	EUR	3,000	3,347
Roche Finance Europe BV	5.375%	8/29/23	GBP	1,000	1,620
Roche Holdings Inc.	6.500%	3/4/21	EUR	16,195	22,044
1 Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	5,300	7,403
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,699
UBS AG	0.500%	5/15/18	EUR	6,500	7,129
UBS AG	1.125%	6/30/20	EUR	5,000	5,626
UBS AG	1.250%	9/3/21	EUR	6,700	7,610
UBS Group Funding Jersey Ltd.	1.250%	9/1/26	EUR	38,000	40,571
UBS Group Funding Jersey Ltd.	1.500%	11/30/24	EUR	1,500	1,662
UBS Group Funding Jersey Ltd.	1.750%	11/16/22	EUR	1,000	1,147
UBS Group Funding Jersey Ltd.	2.125%	3/4/24	EUR	800	931
Willow No.2 Ireland plc for Zurich Insurance
Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,251
1 Zurich Insurance Co. Ltd.	4.625%	5/29/49	CHF	3,000	3,123
					281,506
Sovereign Bonds (0.5%)
Canton of Basel-City	1.875%	5/31/19	CHF	3,300	3,486
Canton of Basel-City	3.250%	1/31/20	CHF	3,000	3,332
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,856
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,134
Canton of Geneva Switzerland	2.125%	6/15/20	CHF	5,000	5,424
Canton of Geneva Switzerland	2.250%	2/22/21	CHF	2,000	2,209
Canton of Zurich	0.500%	12/3/20	CHF	4,595	4,779
Canton of Zurich	1.250%	7/29/22	CHF	7,300	7,945
Lunar Funding V for Swisscom AG	1.875%	9/8/21	EUR	2,000	2,326
Swiss Confederation	0.000%	6/22/29	CHF	30,000	30,253
Swiss Confederation	0.500%	5/27/30	CHF	5,000	5,327
Swiss Confederation	0.500%	5/30/58	CHF	5,000	5,319
Swiss Confederation	1.250%	6/11/24	CHF	21,200	23,766
Swiss Confederation	1.250%	5/28/26	CHF	30,800	35,029
Swiss Confederation	1.250%	6/27/37	CHF	25,200	30,279
Swiss Confederation	1.500%	7/24/25	CHF	17,450	20,052
Swiss Confederation	1.500%	4/30/42	CHF	29,200	37,798
Swiss Confederation	2.000%	4/28/21	CHF	3,200	3,563
Swiss Confederation	2.000%	5/25/22	CHF	49,400	56,169
Swiss Confederation	2.000%	6/25/64	CHF	6,800	11,288
Swiss Confederation	2.250%	7/6/20	CHF	9,500	10,479
Swiss Confederation	2.250%	6/22/31	CHF	17,500	22,983
Swiss Confederation	2.500%	3/8/36	CHF	6,150	8,777
Swiss Confederation	3.000%	5/12/19	CHF	8,200	8,894
Swiss Confederation	3.250%	6/27/27	CHF	9,000	12,166
Swiss Confederation	3.500%	4/8/33	CHF	10,600	16,273
Swiss Confederation	4.000%	2/11/23	CHF	2,305	2,926
Swiss Confederation	4.000%	1/6/49	CHF	4,500	9,478
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,241
Swisscom AG	2.625%	8/31/22	CHF	11,000	12,618
Swisscom AG	3.250%	9/14/18	CHF	15,000	15,821
					416,990
Total Switzerland (Cost $1,228,473)					1,216,444

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Thailand (0.5%)
Sovereign Bonds (0.5%)
	Kingdom of Thailand	1.875%	6/17/22	THB	1,500,000	42,746
	Kingdom of Thailand	2.875%	6/17/46	THB	722,700	18,548
	Kingdom of Thailand	3.400%	6/17/36	THB	1,432,000	41,845
	Kingdom of Thailand	3.450%	3/8/19	THB	200,000	5,981
	Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	33,129
	Kingdom of Thailand	3.625%	6/16/23	THB	600,000	18,580
	Kingdom of Thailand	3.650%	12/17/21	THB	1,200,000	37,105
	Kingdom of Thailand	3.650%	6/20/31	THB	380,000	11,608
	Kingdom of Thailand	3.775%	6/25/32	THB	100,000	3,068
	Kingdom of Thailand	3.800%	6/14/41	THB	150,000	4,591
	Kingdom of Thailand	3.850%	12/12/25	THB	1,250,000	39,582
	Kingdom of Thailand	3.875%	6/13/19	THB	2,200,000	66,614
	Kingdom of Thailand	4.000%	6/17/66	THB	85,000	2,621
	Kingdom of Thailand	4.260%	12/12/37	THB	155,000	4,990
	Kingdom of Thailand	4.675%	6/29/44	THB	739,000	25,760
	Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	59,937
	Kingdom of Thailand	5.500%	3/13/23	THB	130,000	4,410
	Kingdom of Thailand	5.670%	3/13/28	THB	120,000	4,373
Total Thailand (Cost $434,213)						425,488
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
	Emirates Telecommunications Group Co. PJSC	1.750%	6/18/21	EUR	2,000	2,283
	Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	3,000	3,622
	IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,800
	IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	3,931
	IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,128
Total United Arab Emirates (Cost $15,513)						14,764
United Kingdom (8.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
	AA Bond Co. Ltd.	4.249%	7/31/20	GBP	1,800	2,493
	AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	3,202
	Annington Finance No 4 plc	0.000%	12/7/22	GBP	6,740	7,885
	Annington Finance No 4 plc	0.000%	1/10/23	GBP	1,000	1,144
	Annington Repackaging No 1 Ltd.	5.324%	1/10/23	GBP	1,400	2,098
	Arqiva Financing plc	4.882%	12/31/32	GBP	3,000	4,421
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,699
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,468	3,997
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	949	1,537
	Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	7,944
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,461
	Bank of Scotland plc	4.875%	6/4/19	EUR	1,000	1,206
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,000	1,614
	Barclays Bank plc	4.000%	10/7/19	EUR	1,600	1,920
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	19,373
	Barclays Bank plc	4.250%	1/12/22	GBP	1,000	1,494
1	Broadgate Financing plc	4.999%	10/5/33	GBP	4,000	6,427
1	Broadgate Financing plc	5.098%	4/5/35	GBP	5,194	8,076
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	282	545
	Clydesdale Bank plc	4.625%	6/8/26	GBP	13,000	20,830
	Co-Operative Bank plc	4.750%	11/11/21	GBP	5,000	7,204
13	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,297	2,170

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Derby Healthcare plc	5.564%	6/30/41	GBP	1,182	2,011
Dignity Finance plc	3.546%	12/31/34	GBP	913	1,340
Dignity Finance plc	4.696%	12/31/49	GBP	1,656	2,680
Greene King Finance plc	5.318%	9/15/31	GBP	1,090	1,679
High Speed Rail Finance (1) plc	4.375%	11/1/38	GBP	1,000	1,658
Highbury Finance BV	7.017%	3/20/23	GBP	667	1,031
Integrated Accommodation Services plc	6.480%	3/31/29	GBP	673	1,117
1 Intu SGS Finance plc	4.625%	3/17/33	GBP	2,000	3,042
Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	4,256	6,791
Leeds Building Society	4.250%	12/17/18	GBP	2,000	2,745
Leeds Building Society	4.875%	11/16/20	GBP	2,000	2,977
Lloyds Bank plc	1.375%	4/16/21	EUR	35,800	41,007
Lloyds Bank plc	4.000%	6/25/18	EUR	500	571
Lloyds Bank plc	4.875%	1/13/23	EUR	8,000	10,942
Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,085
Lloyds Bank plc	5.125%	3/7/25	GBP	12,200	20,028
Lloyds Bank plc	6.000%	2/8/29	GBP	15,350	28,494
1 Longstone Finance plc	4.791%	4/19/36	GBP	863	1,307
1 Marston’s Issuer plc	5.158%	10/15/27	GBP	1,150	1,492
Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	437	663
1 Mitchells & Butlers Finance plc	6.469%	9/15/32	GBP	644	1,041
Nationwide Building Society	0.625%	3/25/27	EUR	9,990	10,559
Nationwide Building Society	0.750%	6/25/19	EUR	9,900	11,016
Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,135
Nationwide Building Society	4.375%	2/28/22	EUR	17,000	22,245
Nationwide Building Society	4.625%	2/8/21	EUR	3,100	3,960
Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,595
Nats En Route plc	5.250%	3/31/26	GBP	3,316	5,098
1 Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	871	1,426
Royal Bank of Scotland plc	3.875%	10/19/20	EUR	22,000	27,176
Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	804
Santander UK plc	0.250%	8/9/21	EUR	10,000	10,956
Santander UK plc	1.250%	9/18/24	EUR	6,700	7,668
Santander UK plc	1.625%	11/26/20	EUR	18,000	20,737
Santander UK plc	5.125%	4/14/21	GBP	500	755
Santander UK plc	5.250%	2/16/29	GBP	758	1,335
1 Santander UK plc	5.750%	3/2/27	GBP	5,855	10,117
Sceptre Funding No. 1 plc	5.253%	2/9/27	GBP	106	168
Telereal Secured Finance plc	4.010%	12/10/31	GBP	418	581
1 Telereal Securitisation plc	5.389%	12/10/33	GBP	2,576	4,002
1 Telereal Securitisation plc	5.553%	12/10/33	GBP	933	1,469
Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	7,969
					406,212
Corporate Bonds (2.1%)
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	2,500	3,310
ABP Finance plc	6.250%	12/14/26	GBP	4,300	7,170
Admiral Group plc	5.500%	7/25/24	GBP	2,000	2,813
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	2,500	4,127
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	594
Affinity Water Programme Finance Ltd.	4.500%	3/31/36	GBP	4,500	7,543
Anglian Water Services Financing plc	5.837%	7/30/22	GBP	5,000	7,990
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,174
AstraZeneca plc	5.750%	11/13/31	GBP	5,000	9,199
1 Aviva plc	3.375%	12/4/45	EUR	3,000	3,338
1 Aviva plc	3.875%	7/3/44	EUR	300	347

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Aviva plc	5.125%	6/4/50	GBP	3,000	4,079
1 Aviva plc	5.902%	11/29/49	GBP	300	422
1 Aviva plc	6.125%	11/14/36	GBP	3,250	4,831
1 Aviva plc	6.125%	7/5/43	EUR	1,000	1,302
1 Aviva plc	6.125%	9/29/49	GBP	1,200	1,734
1 Aviva plc	6.625%	6/3/41	GBP	1,000	1,478
1 Aviva plc	6.875%	5/22/38	EUR	9,030	10,503
1 Aviva plc	6.875%	11/29/49	GBP	3,500	4,973
1 Aviva plc	6.875%	5/20/58	GBP	2,327	3,765
Babcock International Group plc	1.750%	10/6/22	EUR	7,800	8,815
Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	2,704
Barclays Bank plc	2.125%	2/24/21	EUR	5,000	5,868
Barclays Bank plc	4.250%	3/2/22	EUR	10,000	13,030
Barclays Bank plc	6.000%	1/14/21	EUR	3,000	3,833
Barclays Bank plc	6.625%	3/30/22	EUR	7,159	9,731
Barclays Bank plc	10.000%	5/21/21	GBP	7,533	12,583
Barclays plc	1.500%	4/1/22	EUR	1,000	1,115
1 Barclays plc	2.625%	11/11/25	EUR	5,000	5,564
Barclays plc	3.250%	2/12/27	GBP	655	864
BAT International Finance plc	0.875%	10/13/23	EUR	15,615	16,879
BAT International Finance plc	1.000%	5/23/22	EUR	700	774
BAT International Finance plc	2.250%	9/9/52	GBP	3,000	3,224
BAT International Finance plc	2.750%	3/25/25	EUR	7,850	9,508
BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,209
BAT International Finance plc	6.000%	11/24/34	GBP	1,000	1,825
BAT International Finance plc	6.375%	12/12/19	GBP	2,611	3,851
BG Energy Capital plc	1.250%	11/21/22	EUR	6,200	7,034
BG Energy Capital plc	2.250%	11/21/29	EUR	3,618	4,340
BG Energy Capital plc	3.625%	7/16/19	EUR	3,550	4,174
BG Energy Capital plc	5.125%	12/1/25	GBP	5,000	8,147
BP Capital Markets plc	0.830%	9/19/24	EUR	7,500	8,107
BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,082
BP Capital Markets plc	1.373%	3/3/22	EUR	2,500	2,845
BP Capital Markets plc	1.526%	9/26/22	EUR	11,000	12,597
BP Capital Markets plc	1.573%	2/16/27	EUR	4,000	4,478
BP Capital Markets plc	1.953%	3/3/25	EUR	6,500	7,573
BP Capital Markets plc	2.177%	9/28/21	EUR	5,700	6,716
BP Capital Markets plc	2.213%	9/25/26	EUR	5,100	6,041
BP Capital Markets plc	2.972%	2/27/26	EUR	4,000	5,015
BP Capital Markets plc	2.994%	2/18/19	EUR	12,400	14,243
BP Capital Markets plc	3.497%	11/9/20	CAD	12,000	9,320
BP Capital Markets plc	4.325%	12/10/18	GBP	700	959
BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,726
Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	470
British Telecommunications plc	0.625%	3/10/21	EUR	10,800	11,838
British Telecommunications plc	1.125%	6/10/19	EUR	8,600	9,575
British Telecommunications plc	1.125%	3/10/23	EUR	800	885
British Telecommunications plc	1.750%	3/10/26	EUR	8,000	8,992
British Telecommunications plc	5.750%	12/7/28	GBP	4,990	8,584
British Telecommunications plc	6.375%	6/23/37	GBP	1,500	2,929
BUPA Finance plc	3.375%	6/17/21	GBP	6,300	8,803
Centrica plc	4.250%	9/12/44	GBP	5,250	8,244
Centrica plc	4.375%	3/13/29	GBP	4,800	7,437
1 Centrica plc	5.250%	4/10/75	GBP	5,000	6,902
Centrica plc	6.375%	3/10/22	GBP	4,400	7,041

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Centrica plc	7.000%	9/19/18	GBP	4,600	6,459
Centrica plc	7.000%	9/19/33	GBP	1,400	2,811
Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,650	5,873
Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,000	5,549
Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,000	5,624
Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	708
Compass Group plc	3.125%	2/13/19	EUR	1,590	1,829
Coventry Building Society	2.500%	11/18/20	EUR	6,546	7,633
Coventry Building Society	5.875%	9/28/22	GBP	5,487	8,668
1 CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	4,581
Crh Finance UK plc	4.125%	12/2/29	GBP	4,200	6,345
Delphi Automotive plc	1.500%	3/10/25	EUR	5,822	6,393
Delphi Automotive plc	1.600%	9/15/28	EUR	3,830	4,079
Diageo Finance plc	1.125%	5/20/19	EUR	500	557
DS Smith plc	2.250%	9/16/22	EUR	100	116
Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	904
Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	903
East Finance plc	5.486%	6/15/42	GBP	297	551
Eastern Power Networks plc	4.750%	9/30/21	GBP	1,000	1,491
Eastern Power Networks plc	5.750%	3/8/24	GBP	3,000	4,857
Eastern Power Networks plc	8.500%	3/31/25	GBP	1,000	1,918
easyJet plc	1.750%	2/9/23	EUR	800	903
EE Finance plc	4.375%	3/28/19	GBP	2,950	4,064
ELM BV for RELX Finance	2.500%	9/24/20	EUR	1,000	1,173
EMH Treasury plc	4.500%	1/29/44	GBP	394	647
ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,558
Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,199
Eversholt Funding plc	6.359%	12/2/25	GBP	500	853
Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	3,217
Experian Finance plc	3.500%	10/15/21	GBP	3,815	5,424
Experian Finance plc	4.750%	11/23/18	GBP	1,800	2,473
Experian Finance plc	4.750%	2/4/20	EUR	4,000	4,911
FCE Bank plc	0.869%	9/13/21	EUR	1,000	1,094
FCE Bank plc	1.114%	5/13/20	EUR	16,199	18,042
FCE Bank plc	1.134%	2/10/22	EUR	1,330	1,465
FCE Bank plc	1.528%	11/9/20	EUR	3,100	3,496
FCE Bank plc	1.750%	5/21/18	EUR	1,385	1,537
FCE Bank plc	1.875%	4/18/19	EUR	10,000	11,272
FCE Bank plc	1.875%	6/24/21	EUR	5,000	5,706
FCE Bank plc	2.759%	11/13/19	GBP	2,100	2,820
Fidelity International Ltd.	7.125%	2/13/24	GBP	2,000	3,305
Firstgroup plc	5.250%	11/29/22	GBP	14,114	21,323
Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,458
Firstgroup plc	8.750%	4/8/21	GBP	7,000	11,456
G4S International Finance plc	1.500%	1/9/23	EUR	600	662
G4S International Finance plc	2.625%	12/6/18	EUR	7,000	7,925
G4S plc	7.750%	5/13/19	GBP	4,977	7,250
Gatwick Funding Ltd.	2.625%	10/7/48	GBP	800	965
1 Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,562
1 Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	922
1 Gatwick Funding Ltd.	6.125%	3/2/28	GBP	5,050	8,546
GlaxoSmithKline Capital plc	0.625%	12/2/19	EUR	5,327	5,883
GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,000	4,382
GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,356
GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	400	672

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	7,339	13,175
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,750
Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	500	838
Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	3,700	5,526
Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	842	1,456
Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,541
Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	2,325	3,174
Hammerson plc	2.000%	7/1/22	EUR	7,100	8,157
Hammerson plc	6.000%	2/23/26	GBP	4,000	6,569
Hammerson plc	7.250%	4/21/28	GBP	10,700	19,851
1 HBOS plc	4.500%	3/18/30	EUR	3,000	3,743
1 Heathrow Funding Ltd.	1.500%	2/11/32	EUR	9,700	10,470
1 Heathrow Funding Ltd.	1.875%	5/23/24	EUR	200	232
Heathrow Funding Ltd.	4.625%	10/31/46	GBP	300	511
Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,386
Heathrow Funding Ltd.	5.875%	5/13/41	GBP	6,000	11,554
Heathrow Funding Ltd.	6.000%	3/20/20	GBP	8,000	11,723
Heathrow Funding Ltd.	6.250%	9/10/18	GBP	3,700	5,125
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	2,500	4,737
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	3,320	5,578
1 Hiscox Ltd.	6.125%	11/24/45	GBP	1,000	1,415
1 HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	383
1 HSBC Bank Capital Funding Sterling 2 LP	5.862%	4/29/49	GBP	1,000	1,404
HSBC Bank plc	3.875%	10/24/18	EUR	9,500	10,960
HSBC Bank plc	4.000%	1/15/21	EUR	9,500	11,831
1 HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,556
HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,295
HSBC Bank plc	6.250%	1/30/41	GBP	66	124
HSBC Bank plc	6.500%	7/7/23	GBP	5,000	8,058
HSBC Holdings plc	1.500%	3/15/22	EUR	20,600	23,322
HSBC Holdings plc	2.625%	8/16/28	GBP	16,675	21,448
HSBC Holdings plc	3.000%	6/30/25	EUR	26,000	31,079
1 HSBC Holdings plc	3.375%	1/10/24	EUR	7,915	9,048
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	2,443
HSBC Holdings plc	6.000%	3/29/40	GBP	2,250	3,681
HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,581
HSBC Holdings plc	7.000%	4/7/38	GBP	500	902
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	481
ICAP Group Holdings plc	3.125%	3/6/19	EUR	1,000	1,144
Imperial Brands Finance plc	3.375%	2/26/26	EUR	400	504
Imperial Brands Finance plc	4.500%	7/5/18	EUR	2,000	2,292
Imperial Brands Finance plc	4.875%	6/7/32	GBP	7,050	11,214
Imperial Brands Finance plc	5.000%	12/2/19	EUR	3,000	3,675
Imperial Brands Finance plc	7.750%	6/24/19	GBP	5,600	8,276
Imperial Brands Finance plc	9.000%	2/17/22	GBP	7,500	13,019
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	2,500	3,565
Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,000	2,901
1 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,559
Investec plc	4.500%	5/5/22	GBP	1,300	1,783
ITV plc	2.125%	9/21/22	EUR	100	113
1 Land Securities Capital Markets plc	5.125%	2/7/36	GBP	500	883
1 Land Securities Capital Markets plc	5.396%	7/31/32	GBP	3,400	6,008
Leeds Building Society	1.375%	5/5/22	EUR	5,000	5,479
Leeds Building Society	2.625%	4/1/21	EUR	12,000	13,857
1 Legal & General Group plc	5.375%	10/27/45	GBP	400	567

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Legal & General Group plc	5.500%	6/27/64	GBP	2,100	2,888
1 Legal & General Group plc	5.875%	3/29/49	GBP	400	551
1 Legal & General Group plc	10.000%	7/23/41	GBP	2,000	3,414
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,059
1 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	813
Lloyds Bank plc	0.625%	4/20/20	EUR	5,000	5,521
Lloyds Bank plc	0.625%	9/14/22	EUR	8,780	9,738
Lloyds Bank plc	2.500%	6/1/22	GBP	100	137
1 Lloyds Bank plc	5.750%	7/9/25	GBP	1,000	1,430
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	2,553
Lloyds Bank plc	6.500%	9/17/40	GBP	1,450	3,024
Lloyds Bank plc	7.500%	4/15/24	GBP	1,000	1,776
Lloyds Bank plc	7.625%	4/22/25	GBP	7,290	12,617
Lloyds Banking Group plc	1.000%	11/9/23	EUR	100	108
London & Quadrant Housing Trust	2.625%	5/5/26	GBP	4,000	5,484
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	835
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	756
London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,644
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,311
Marks & Spencer plc	3.000%	12/8/23	GBP	700	925
Marks & Spencer plc	4.750%	6/12/25	GBP	4,610	6,735
Mondi Finance plc	1.500%	4/15/24	EUR	100	111
Motability Operations Group plc	0.875%	3/14/25	EUR	6,500	7,060
Motability Operations Group plc	1.625%	6/9/23	EUR	500	576
Motability Operations Group plc	4.375%	2/8/27	GBP	7,100	11,149
Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,613
Motability Operations Group plc	6.625%	12/10/19	GBP	2,449	3,663
National Grid Electricity Transmission plc	6.500%	7/27/28	GBP	4,694	8,629
National Grid Gas Finance plc	0.625%	9/22/24	EUR	10,000	10,650
National Grid Gas Finance plc	2.125%	9/22/28	GBP	10,508	13,363
National Grid plc	4.375%	3/10/20	EUR	1,000	1,219
Nationwide Building Society	0.750%	10/26/22	EUR	6,000	6,700
Nationwide Building Society	1.125%	6/3/22	EUR	14,900	16,715
Nationwide Building Society	1.250%	3/3/25	EUR	3,000	3,344
Nationwide Building Society	2.250%	4/29/22	GBP	5,675	7,697
Nationwide Building Society	3.000%	5/6/26	GBP	19,750	27,356
Nationwide Building Society	5.625%	9/9/19	GBP	400	575
Nationwide Building Society	6.750%	7/22/20	EUR	5,500	7,164
Next plc	3.625%	5/18/28	GBP	7,000	9,356
Next plc	5.375%	10/26/21	GBP	3,000	4,489
1 NGG Finance plc	4.250%	6/18/76	EUR	1,500	1,764
1 NGG Finance plc	5.625%	6/18/73	GBP	500	719
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	487
Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	900	1,557
Northern Gas Networks Finance plc	5.625%	3/23/40	GBP	2,423	4,657
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,078
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,775
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,733	3,059
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	644
Notting Hill Housing Trust	3.750%	12/20/32	GBP	2,200	3,258
Orbit Capital plc	3.500%	3/24/45	GBP	1,967	2,778
Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	274
Peabody Capital plc	5.250%	3/17/43	GBP	1,000	1,851
Places For People Treasury plc	2.875%	8/17/26	GBP	9,500	12,031
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,521

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	5,437
Prudential plc	1.750%	11/27/18	GBP	200	263
1 Prudential plc	5.700%	12/19/63	GBP	1,000	1,427
Prudential plc	5.875%	5/11/29	GBP	1,111	1,952
Prudential plc	6.125%	12/19/31	GBP	9,000	14,861
1 Prudential plc	11.375%	5/29/39	GBP	200	311
RAC Bond Co. plc	4.870%	5/6/26	GBP	3,000	4,324
RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,224
Rentokil Initial plc	3.375%	9/24/19	EUR	6,000	7,040
1 RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	1,100	1,563
RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	500	710
Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,747
Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	2,845
Rolls-Royce plc	6.750%	4/30/19	GBP	5,950	8,613
Royal Bank of Scotland Group plc	1.625%	6/25/19	EUR	3,700	4,133
Royal Bank of Scotland plc	5.375%	9/30/19	EUR	3,000	3,669
Royal Bank of Scotland plc	5.500%	3/23/20	EUR	2,000	2,502
Royal Bank of Scotland plc	6.625%	9/17/18	GBP	800	1,115
1 RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,854
RSL Finance No 1 plc	6.625%	3/31/38	GBP	636	1,187
Sanctuary Capital plc	5.000%	4/26/47	GBP	4,112	7,665
Santander UK Group Holdings plc	1.125%	9/8/23	EUR	1,105	1,199
Santander UK Group Holdings plc	3.625%	1/14/26	GBP	375	514
Santander UK plc	1.125%	1/14/22	EUR	11,000	12,288
Santander UK plc	1.125%	3/10/25	EUR	11,100	12,169
Santander UK plc	1.875%	2/17/20	GBP	2,000	2,648
Santander UK plc	2.000%	1/14/19	EUR	2,000	2,252
Santander UK plc	2.625%	7/16/20	EUR	5,000	5,854
Santander UK plc	3.875%	10/15/29	GBP	2,200	3,287
Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	521
Scotland Gas Networks plc	3.250%	3/8/27	GBP	5,000	7,085
Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,703
Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,605
Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	3,158
Segro plc	6.750%	11/23/21	GBP	10,000	16,084
Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,647
Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,240	3,983
Sky plc	1.500%	9/15/21	EUR	1,737	1,967
Sky plc	1.875%	11/24/23	EUR	5,000	5,727
Sky plc	2.250%	11/17/25	EUR	500	580
Sky plc	2.500%	9/15/26	EUR	21,500	25,245
Sky plc	2.875%	11/24/20	GBP	6,150	8,453
Sky plc	4.000%	11/26/29	GBP	4,800	7,134
Smiths Group plc	1.250%	4/28/23	EUR	10,000	11,016
Society of Lloyd’s	4.750%	10/30/24	GBP	1,500	2,171
South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	573
South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,350	4,149
South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,000	3,826
Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	365
Southern Gas Networks plc	4.875%	12/21/20	GBP	1,300	1,916
Southern Gas Networks plc	6.375%	5/15/40	GBP	70	146
1 Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,433
Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	4,000	5,951
Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,539
Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	506

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,690
SSE plc	2.000%	6/17/20	EUR	7,200	8,303
1 SSE plc	3.875%	12/29/49	GBP	700	922
SSE plc	5.000%	10/1/18	GBP	1,000	1,371
SSE plc	6.250%	8/27/38	GBP	2,000	3,957
SSE plc	8.375%	11/20/28	GBP	1,150	2,393
Stagecoach Group plc	4.000%	9/29/25	GBP	300	425
1 Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,335
Standard Chartered plc	1.625%	6/13/21	EUR	5,800	6,576
Standard Chartered plc	3.125%	11/19/24	EUR	500	587
Standard Chartered plc	3.625%	11/23/22	EUR	1,700	2,038
1 Standard Chartered plc	4.000%	10/21/25	EUR	4,000	4,664
Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,582
Standard Chartered plc	5.125%	6/6/34	GBP	4,700	6,239
1 Standard Life plc	5.500%	12/4/42	GBP	3,500	4,996
1 Standard Life plc	6.546%	11/29/49	GBP	2,000	2,833
Swan Housing Capital plc	3.625%	3/5/48	GBP	2,114	3,000
Thames Water Utilities Cayman Finance Ltd.	2.625%	1/24/32	GBP	3,000	3,951
Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	3,000	4,534
Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	1,795	2,888
Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	4,945	8,769
Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	2,175	4,143
THFC Funding No. 3 plc	5.200%	10/11/43	GBP	4,900	8,946
Together Housing Finance plc	4.500%	12/17/42	GBP	430	700
Unilever NV	0.500%	2/3/22	EUR	200	220
Unilever NV	1.000%	2/14/27	EUR	800	866
Unilever NV	1.750%	8/5/20	EUR	2,200	2,527
1 UNITE USAF II plc	3.374%	6/30/28	GBP	1,000	1,413
United Utilities Water Ltd.	4.250%	1/24/20	EUR	3,000	3,631
United Utilities Water Ltd.	5.625%	12/20/27	GBP	6,210	10,779
United Utilities Water Ltd.	5.750%	3/25/22	GBP	2,250	3,539
University of Cambridge	3.750%	10/17/52	GBP	700	1,278
Vodafone Group plc	0.875%	11/17/20	EUR	10,800	11,999
Vodafone Group plc	1.250%	8/25/21	EUR	9,000	10,129
Vodafone Group plc	1.600%	7/29/31	EUR	1,300	1,345
Vodafone Group plc	1.750%	8/25/23	EUR	13,200	15,055
Vodafone Group plc	1.875%	9/11/25	EUR	4,400	5,038
Vodafone Group plc	3.000%	8/12/56	GBP	5,000	5,446
Vodafone Group plc	5.625%	12/4/25	GBP	3,400	5,486
Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,693
Vodafone Group plc	8.125%	11/26/18	GBP	2,900	4,181
Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	5,000	8,953
Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	1,589
Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,000	3,985
Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	3,861
Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,635
Western Power Distribution South West plc	5.750%	3/23/40	GBP	200	385
Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	3,000	4,425
Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	5,000	9,013
WHG Treasury plc	4.250%	10/6/45	GBP	4,000	6,368
WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	695
Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	5,000	6,904
Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	5,150	7,813
WM Treasury plc	4.625%	12/3/42	GBP	2,000	3,304
WPP Finance 2013	2.875%	9/14/46	GBP	500	580

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	WPP Finance 2013	3.000%	11/20/23	EUR	9,000	11,157
	WPP Finance SA	2.250%	9/22/26	EUR	200	236
	WPP Finance SA	6.375%	11/6/20	GBP	3,200	4,908
	Yorkshire Building Society	1.250%	3/17/22	EUR	21,403	23,536
	Yorkshire Building Society	2.125%	3/18/19	EUR	19,013	21,487
	Yorkshire Water Services Bradford Finance Ltd.	3.625%	8/1/29	GBP	500	755
1	Yorkshire Water Services Bradford Finance Ltd.	3.750%	3/22/46	GBP	1,000	1,398
	Yorkshire Water Services Bradford Finance Ltd.	6.000%	8/21/19	GBP	3,105	4,491
						1,725,764
Sovereign Bonds (5.4%)
13	Affordable Housing Finance plc	2.893%	8/11/45	GBP	2,673	4,030
13	LCR Finance plc	4.500%	12/7/28	GBP	10,500	17,662
13	LCR Finance plc	4.500%	12/7/38	GBP	1,100	2,034
13	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,713
13	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	506
13	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,876
13	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	3,200	5,496
13	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	294
13	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	8,050
13	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	4,200	7,836
	Transport for London	2.250%	8/9/22	GBP	900	1,239
	Transport for London	3.625%	5/15/45	GBP	4,900	7,944
	Transport for London	3.875%	7/23/42	GBP	2,400	3,992
	Transport for London	4.000%	4/7/64	GBP	1,200	2,373
	United Kingdom	0.500%	7/22/22	GBP	164,785	213,428
	United Kingdom	1.250%	7/22/18	GBP	110,000	144,555
	United Kingdom	1.500%	1/22/21	GBP	115,000	155,764
	United Kingdom	1.500%	7/22/26	GBP	88,000	118,747
	United Kingdom	1.500%	7/22/47	GBP	26,000	32,015
	United Kingdom	1.750%	7/22/19	GBP	166,400	223,458
	United Kingdom	1.750%	9/7/22	GBP	40,200	55,564
	United Kingdom	1.750%	7/22/57	GBP	34,000	45,919
	United Kingdom	2.000%	7/22/20	GBP	188,000	257,648
	United Kingdom	2.000%	9/7/25	GBP	34,000	47,968
	United Kingdom	2.250%	9/7/23	GBP	69,500	99,147
	United Kingdom	2.500%	7/22/65	GBP	66,000	112,275
	United Kingdom	2.750%	9/7/24	GBP	114,950	170,066
	United Kingdom	3.250%	1/22/44	GBP	232,900	396,214
	United Kingdom	3.500%	1/22/45	GBP	79,750	142,488
	United Kingdom	3.500%	7/22/68	GBP	67,000	145,657
	United Kingdom	3.750%	9/7/19	GBP	12,000	16,891
	United Kingdom	3.750%	9/7/20	GBP	28,500	41,362
	United Kingdom	3.750%	9/7/21	GBP	68,100	101,411
	United Kingdom	3.750%	7/22/52	GBP	91,100	184,073
	United Kingdom	4.000%	3/7/22	GBP	42,800	65,191
	United Kingdom	4.000%	1/22/60	GBP	14,200	32,247
	United Kingdom	4.250%	6/7/32	GBP	65,500	116,664
	United Kingdom	4.250%	3/7/36	GBP	136,000	250,322
	United Kingdom	4.250%	9/7/39	GBP	59,596	113,188
	United Kingdom	4.250%	12/7/40	GBP	60,300	115,969
	United Kingdom	4.250%	12/7/46	GBP	58,700	120,049
	United Kingdom	4.250%	12/7/49	GBP	31,600	67,052
	United Kingdom	4.250%	12/7/55	GBP	74,100	168,884
	United Kingdom	4.500%	3/7/19	GBP	40,800	57,179
	United Kingdom	4.500%	9/7/34	GBP	93,700	174,909

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Kingdom	4.500%	12/7/42	GBP	33,600	68,269
United Kingdom	4.750%	3/7/20	GBP	65,000	95,286
United Kingdom	4.750%	12/7/30	GBP	61,800	113,922
United Kingdom	4.750%	12/7/38	GBP	6,708	13,477
United Kingdom	5.000%	3/7/25	GBP	21,500	36,773
Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,519
United Kingdom	8.000%	6/7/21	GBP	11,000	18,770
Urenco Finance NV	2.375%	12/2/24	EUR	4,000	4,712
					4,408,077
Total United Kingdom (Cost $6,689,254)					6,540,053
United States (2.6%)
Corporate Bonds (2.6%)
3M Co.	0.375%	2/15/22	EUR	17,000	18,633
3M Co.	0.950%	5/15/23	EUR	2,000	2,246
3M Co.	1.500%	11/9/26	EUR	200	231
3M Co.	1.750%	5/15/30	EUR	1,517	1,770
3M Co.	1.875%	11/15/21	EUR	400	469
AbbVie Inc.	0.375%	11/18/19	EUR	3,800	4,164
AbbVie Inc.	1.375%	5/17/24	EUR	3,300	3,657
AbbVie Inc.	2.125%	11/17/28	EUR	6,800	7,669
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,671
Albemarle Corp.	1.875%	12/8/21	EUR	100	114
American Express Credit Corp.	0.625%	11/22/21	EUR	16,702	18,347
American Tower Corp.	1.375%	4/4/25	EUR	7,100	7,756
Amgen Inc.	1.250%	2/25/22	EUR	18,230	20,510
Amgen Inc.	2.000%	2/25/26	EUR	2,500	2,918
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,283
Amgen Inc.	4.000%	9/13/29	GBP	4,500	6,662
Amgen Inc.	4.375%	12/5/18	EUR	1,000	1,165
Amgen Inc.	5.500%	12/7/26	GBP	4,400	7,221
Aon plc	2.875%	5/14/26	EUR	3,400	4,112
Apple Inc.	0.350%	6/10/20	JPY	1,350,000	12,275
Apple Inc.	0.750%	2/25/30	CHF	5,500	5,693
Apple Inc.	1.000%	11/10/22	EUR	12,000	13,544
Apple Inc.	1.375%	1/17/24	EUR	10,000	11,466
Apple Inc.	1.625%	11/10/26	EUR	4,039	4,676
Apple Inc.	2.000%	9/17/27	EUR	7,080	8,422
Apple Inc.	3.050%	7/31/29	GBP	7,100	10,160
Apple Inc.	3.600%	6/10/26	AUD	1,190	903
Apple Inc.	3.600%	7/31/42	GBP	3,000	4,534
Apple Inc.	3.700%	8/28/22	AUD	4,250	3,300
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	11,602
AT&T Inc.	1.375%	12/4/24	CHF	500	533
AT&T Inc.	1.450%	6/1/22	EUR	7,714	8,709
AT&T Inc.	1.875%	12/4/20	EUR	400	460
AT&T Inc.	2.400%	3/15/24	EUR	9,000	10,620
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,367
AT&T Inc.	2.600%	12/17/29	EUR	3,775	4,350
AT&T Inc.	2.750%	5/19/23	EUR	6,848	8,193
AT&T Inc.	3.375%	3/15/34	EUR	2,500	3,003
AT&T Inc.	3.500%	12/17/25	EUR	2,000	2,546
AT&T Inc.	3.550%	12/17/32	EUR	10,962	13,583
AT&T Inc.	3.825%	11/25/20	CAD	1,750	1,359
AT&T Inc.	4.250%	6/1/43	GBP	4,467	6,206

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
AT&T Inc.	4.375%	9/14/29	GBP	2,488	3,648
AT&T Inc.	4.875%	6/1/44	GBP	2,350	3,568
AT&T Inc.	5.200%	11/18/33	GBP	4,000	6,294
AT&T Inc.	5.500%	3/15/27	GBP	3,000	4,781
AT&T Inc.	7.000%	4/30/40	GBP	5,150	9,916
Bank of America Corp.	0.750%	7/26/23	EUR	15,000	16,058
Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,296
Bank of America Corp.	1.625%	9/14/22	EUR	5,000	5,674
Bank of America Corp.	2.375%	6/19/24	EUR	5,000	5,889
Bank of America Corp.	2.500%	7/27/20	EUR	10,500	12,243
1 Bank of America Corp.	2.604%	3/15/23	CAD	4,850	3,602
Bank of America Corp.	4.250%	3/5/20	AUD	10,540	8,167
Bank of America Corp.	4.250%	12/10/26	GBP	2,900	4,347
Bank of America Corp.	4.625%	9/14/18	EUR	2,000	2,315
Bank of America Corp.	5.500%	12/4/19	GBP	450	649
Bank of America Corp.	5.500%	11/22/21	GBP	1,800	2,707
Bank of America Corp.	6.125%	9/15/21	GBP	3,600	5,581
Bank of America Corp.	7.000%	7/31/28	GBP	5,500	10,154
Becton Dickinson & Co.	1.900%	12/15/26	EUR	11,714	12,641
Becton Dickinson and Co.	1.000%	12/15/22	EUR	7,630	8,236
Berkshire Hathaway Inc.	0.500%	3/13/20	EUR	8,000	8,824
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,099
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,832	8,415
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	4,943
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	9,000	9,338
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	10,000	11,714
BlackRock Inc.	1.250%	5/6/25	EUR	1,250	1,388
2 Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	8,334	8,626
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	789	817
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	115
2 Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	2,000	2,291
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,789
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,328
Brown-Forman Corp.	1.200%	7/7/26	EUR	2,160	2,372
Brown-Forman Corp.	2.600%	7/7/28	GBP	8,620	11,621
Bunge Finance Europe BV	1.850%	6/16/23	EUR	16,370	18,533
Cargill Inc.	1.875%	9/4/19	EUR	1,100	1,250
Cargill Inc.	2.500%	2/15/23	EUR	10,000	12,097
Carnival Corp.	1.125%	11/6/19	EUR	5,000	5,585
Carnival Corp.	1.625%	2/22/21	EUR	8,400	9,560
Carnival Corp.	1.875%	11/7/22	EUR	5,550	6,404
Caterpillar Financial Australia Ltd.	4.750%	5/31/17	AUD	720	540
Caterpillar International Finance Designated
Activity Co.	0.750%	10/13/20	EUR	200	222
Citigroup Inc.	0.750%	10/26/23	EUR	500	536
Citigroup Inc.	1.375%	10/27/21	EUR	10,000	11,321
Citigroup Inc.	1.500%	10/26/28	EUR	1,000	1,054
Citigroup Inc.	1.750%	1/28/25	EUR	600	678
Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,224
Citigroup Inc.	2.375%	5/22/24	EUR	5,000	5,922
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	5,062
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,067
Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,846
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,492
Citigroup Inc.	5.000%	8/2/19	EUR	13,200	15,977

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Citigroup Inc.	5.125%	12/12/18	GBP	7,080	9,755
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,275
Citigroup Inc.	7.375%	9/1/39	GBP	400	883
Coca-Cola Co.	0.000%	3/9/21	EUR	3,750	4,059
Coca-Cola Co.	0.500%	3/8/24	EUR	5,400	5,821
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,084
Coca-Cola Co.	1.100%	9/2/36	EUR	1,600	1,586
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,132
Coca-Cola Co.	1.125%	3/9/27	EUR	3,000	3,292
Coca-Cola Co.	1.625%	3/9/35	EUR	5,400	5,936
Coca-Cola Co.	1.875%	9/22/26	EUR	2,459	2,892
Coca-Cola Co.	2.600%	6/9/20	AUD	1,000	753
Coca-Cola Co.	3.250%	6/11/24	AUD	400	302
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,139
Coca-Cola Enterprises Inc.	2.375%	5/7/25	EUR	3,000	3,605
Comcast Corp.	5.500%	11/23/29	GBP	4,000	6,968
DH Europe Finance SA	1.000%	7/8/19	EUR	4,400	4,887
DH Europe Finance SA	1.700%	1/4/22	EUR	26,000	30,086
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	2,849
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,454
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,159
Dover Corp.	1.250%	11/9/26	EUR	19,700	21,236
Dover Corp.	2.125%	12/1/20	EUR	1,300	1,508
Eastman Chemical Co.	1.500%	5/26/23	EUR	10,000	11,258
Eastman Chemical Co.	1.875%	11/23/26	EUR	5,000	5,628
Ecolab Inc.	1.000%	1/15/24	EUR	7,620	8,363
Eli Lilly & Co.	1.000%	6/2/22	EUR	13,800	15,509
Expedia Inc.	2.500%	6/3/22	EUR	1,350	1,568
FedEx Corp.	0.500%	4/9/20	EUR	1,900	2,088
FedEx Corp.	1.000%	1/11/23	EUR	700	770
FedEx Corp.	1.625%	1/11/27	EUR	3,000	3,306
Fidelity International Ltd.	2.500%	11/4/26	EUR	157	172
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	4,054
Fluor Corp.	1.750%	3/21/23	EUR	7,450	8,452
Ford Credit Canada Co.	2.710%	2/23/22	CAD	8,000	5,946
Ford Credit Canada Ltd.	2.580%	5/10/21	CAD	5,000	3,709
Ford Credit Canada Ltd.	2.923%	9/16/20	CAD	1,450	1,092
Ford Credit Canada Ltd.	3.279%	7/2/21	CAD	2,800	2,132
Ford Credit Canada Ltd.	3.700%	8/2/18	CAD	7,000	5,270
Ford Motor Credit Co. LLC	3.588%	6/2/20	AUD	330	250
Ford Motor Credit Co. LLC	4.050%	12/10/18	AUD	9,846	7,509
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	5,411	4,472
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,461
GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	15,000	18,370
GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	4,000	5,755
GE Capital European Funding Unlimited Co.	5.375%	1/23/20	EUR	11,300	14,100
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,500	2,817
GE Capital UK Funding Unlimited Co.	4.125%	9/13/23	GBP	3,249	4,907
GE Capital UK Funding Unlimited Co.	4.375%	7/31/19	GBP	1,000	1,399
GE Capital UK Funding Unlimited Co.	5.875%	11/4/20	GBP	1,400	2,128
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	1,500	2,855
GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,414	5,013
GE Capital UK Funding Unlimited Co.	6.750%	8/6/18	GBP	1,000	1,393
General Electric Capital Corp.	3.125%	12/6/19	CHF	1,000	1,098
General Electric Capital Corp.	4.125%	9/19/35	EUR	5,200	7,776

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
General Electric Capital Corp.	4.875%	9/18/37	GBP	2,236	3,881
General Electric Capital Corp.	5.500%	6/7/21	GBP	1,000	1,529
General Electric Capital Corp.	6.250%	9/29/20	GBP	1,657	2,532
General Electric Co.	1.250%	5/26/23	EUR	2,900	3,291
General Electric Co.	1.875%	5/28/27	EUR	13,400	15,718
General Mills Inc.	1.000%	4/27/23	EUR	7,000	7,725
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,205
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,156
General Motors Financial Co. Inc.	0.955%	9/7/23	EUR	9,706	10,375
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,300	11,592
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	20,000	21,635
Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	14,791	17,032
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	10,551
1 Goldman Sachs Group Inc.	2.433%	4/26/23	CAD	10,200	7,490
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,026
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	10,900	13,445
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	3,100	4,546
Goldman Sachs Group Inc.	4.750%	10/12/21	EUR	1,100	1,408
Goldman Sachs Group Inc.	5.000%	8/21/19	AUD	16,500	12,949
Goldman Sachs Group Inc.	5.125%	10/23/19	EUR	5,000	6,121
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	4,197
Goldman Sachs Group Inc.	6.375%	5/2/18	EUR	100	116
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	6,100	11,278
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,293
Harman Finance International SCA	2.000%	5/27/22	EUR	8,200	9,434
Honeywell International Inc.	0.650%	2/21/20	EUR	5,920	6,546
Honeywell International Inc.	1.300%	2/22/23	EUR	3,300	3,744
Honeywell International Inc.	2.250%	2/22/28	EUR	5,490	6,610
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,505
Illinois Tool Works Inc.	1.750%	5/20/22	EUR	7,400	8,605
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	4,700	5,556
Intel Corp.	4.000%	12/1/22	AUD	5,000	3,892
International Business Machines Corp.	0.500%	9/7/21	EUR	9,000	9,922
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	3,387
International Business Machines Corp.	1.875%	11/6/20	EUR	400	463
International Business Machines Corp.	2.625%	8/5/22	GBP	500	693
International Business Machines Corp.	2.750%	12/21/20	GBP	1,000	1,387
International Business Machines Corp.	2.875%	11/7/25	EUR	4,000	5,097
International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	6,960	7,977
Johnson & Johnson	0.250%	1/20/22	EUR	2,300	2,516
Johnson & Johnson	0.650%	5/20/24	EUR	2,200	2,418
Johnson & Johnson	1.150%	11/20/28	EUR	1,200	1,330
Johnson & Johnson	1.650%	5/20/35	EUR	4,100	4,668
Johnson Controls International plc	1.375%	2/25/25	EUR	4,065	4,438
JPMorgan Chase & Co.	0.500%	12/4/23	CHF	7,000	7,184
JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	6,074
JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	11,247
JPMorgan Chase & Co.	1.500%	10/29/26	EUR	6,108	6,765
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	6,412
JPMorgan Chase & Co.	1.875%	2/10/20	GBP	6,200	8,258
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	3,000	3,644
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,119
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,006
JPMorgan Chase & Co.	3.190%	3/5/21	CAD	270	208
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	7,315

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,225
	Kellogg Co.	1.250%	3/10/25	EUR	5,000	5,439
	Kinder Morgan Inc.	1.500%	3/16/22	EUR	7,000	7,789
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	800	892
	Kraft Heinz Foods Co.	1.500%	5/24/24	EUR	400	439
	Kraft Heinz Foods Co.	2.000%	6/30/23	EUR	5,000	5,690
2	Liberty Mutual Finance Europe DAC	1.750%	3/27/24	EUR	1,400	1,557
	LYB International Finance II BV	1.875%	3/2/22	EUR	15,500	17,634
	Mastercard Inc.	1.100%	12/1/22	EUR	12,850	14,452
	MasterCard Inc.	2.100%	12/1/27	EUR	8,040	9,622
	McDonald’s Corp.	1.000%	11/15/23	EUR	7,000	7,711
	McDonald’s Corp.	1.125%	5/26/22	EUR	200	224
	McDonald’s Corp.	1.750%	5/3/28	EUR	18,000	20,255
	McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,757
	McKesson Corp.	0.625%	8/17/21	EUR	4,250	4,636
	McKesson Corp.	1.500%	11/17/25	EUR	11,400	12,567
	McKesson Corp.	3.125%	2/17/29	GBP	8,500	11,380
	Merck & Co. Inc.	0.500%	11/2/24	EUR	9,920	10,667
	Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	8,604
	Merck & Co. Inc.	1.375%	11/2/36	EUR	2,300	2,426
	Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	3,898
	Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	6,622
[1,14] Merrill Lynch & Co. Inc.		5.290%	5/30/22	CAD	12,000	8,775
	MetLife Inc.	5.250%	6/29/20	GBP	200	294
	MetLife Inc.	5.375%	12/9/24	GBP	2,350	3,836
	Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,125
	Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,176
	Metropolitan Life Global Funding I	2.375%	9/30/19	EUR	300	345
	Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	500	599
	Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	1,850	2,565
	Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	2,799
	Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	3,900	3,015
	Microsoft Corp.	2.125%	12/6/21	EUR	2,000	2,366
	Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,083
	Microsoft Corp.	3.125%	12/6/28	EUR	11,200	14,816
	Mohawk Industries Inc.	2.000%	1/14/22	EUR	8,100	9,335
	Molson Coors Brewing Co.	1.250%	7/15/24	EUR	7,600	8,299
	Molson Coors International LP	2.750%	9/18/20	CAD	150	113
	Molson Coors International LP	3.440%	7/15/26	CAD	2,850	2,130
	Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,391
	Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	6,601
	Mondelez International Inc.	1.625%	3/8/27	EUR	1,765	1,924
	Mondelez International Inc.	2.375%	3/6/35	EUR	1,162	1,222
	Moody’s Corp.	1.750%	3/9/27	EUR	11,010	12,356
	Morgan Stanley	1.000%	12/2/22	EUR	16,090	17,652
	Morgan Stanley	1.375%	10/27/26	EUR	6,311	6,671
	Morgan Stanley	1.750%	3/11/24	EUR	1,150	1,298
	Morgan Stanley	1.750%	1/30/25	EUR	12,300	13,745
	Morgan Stanley	1.875%	3/30/23	EUR	2,900	3,321
	Morgan Stanley	1.875%	4/27/27	EUR	15,454	16,874
	Morgan Stanley	2.375%	3/31/21	EUR	1,200	1,404
	Morgan Stanley	2.625%	3/9/27	GBP	12,800	16,755
	Morgan Stanley	3.000%	2/7/24	CAD	10,000	7,480
	Morgan Stanley	3.125%	11/21/18	CHF	3,000	3,177
	Morgan Stanley	3.125%	8/5/21	CAD	9,500	7,273

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Mylan NV	1.250%	11/23/20	EUR	12,000	13,375
Mylan NV	3.125%	11/22/28	EUR	1,180	1,373
Nasdaq Inc.	3.875%	6/7/21	EUR	1,000	1,238
National Grid North America Inc.	0.750%	2/11/22	EUR	9,000	9,923
New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,068
Oracle Corp.	2.250%	1/10/21	EUR	400	470
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,287
2 Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	4,933
PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	3,789
PepsiCo Inc.	1.750%	4/28/21	EUR	3,000	3,469
PepsiCo Inc.	2.500%	11/1/22	GBP	400	557
PerkinElmer Inc.	1.875%	7/19/26	EUR	4,600	5,051
Pfizer Inc.	0.000%	3/6/20	EUR	2,550	2,778
Pfizer Inc.	0.250%	3/6/22	EUR	4,200	4,556
Pfizer Inc.	1.000%	3/6/27	EUR	3,400	3,697
Pfizer Inc.	5.750%	6/3/21	EUR	600	801
Pfizer Inc.	6.500%	6/3/38	GBP	3,750	7,871
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	2,850
Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	8,850
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,878
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,156
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,290
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,755
PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	2,743
Praxair Inc.	1.500%	3/11/20	EUR	1,500	1,702
Praxair Inc.	1.625%	12/1/25	EUR	2,750	3,172
Priceline Group Inc.	0.800%	3/10/22	EUR	9,398	10,262
Priceline Group Inc.	1.800%	3/3/27	EUR	9,488	10,333
Priceline Group Inc.	2.375%	9/23/24	EUR	4,000	4,672
Procter & Gamble Co.	1.125%	11/2/23	EUR	1,270	1,438
Procter & Gamble Co.	1.375%	5/3/25	GBP	8,800	11,347
Procter & Gamble Co.	1.800%	5/3/29	GBP	9,325	11,899
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,715
Procter & Gamble Co.	2.000%	8/16/22	EUR	11,730	13,885
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	2,686
Prologis LP	1.375%	10/7/20	EUR	3,683	4,148
Prologis LP	1.375%	5/13/21	EUR	3,400	3,833
Prologis LP	3.000%	6/2/26	EUR	1,600	1,982
Prologis LP	3.375%	2/20/24	EUR	1,500	1,878
Southern Power Co.	1.000%	6/20/22	EUR	24,600	26,874
Southern Power Co.	1.850%	6/20/26	EUR	9,400	10,316
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	4,945
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	3,041	3,199
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	4,559	4,947
Thermo Fisher Scientific Inc.	1.500%	12/1/20	EUR	800	904
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,150
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	931
Time Warner Cable Inc.	5.750%	6/2/31	GBP	1,200	1,907
Time Warner Cable LLC	5.250%	7/15/42	GBP	800	1,221
Time Warner Inc.	1.950%	9/15/23	EUR	800	920
Toyota Motor Credit Corp.	1.000%	3/9/21	EUR	5,000	5,623
Trinity Acquisition plc	2.125%	5/26/22	EUR	5,526	6,254
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,108
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	13,800
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,050	2,127

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Technologies Corp.	1.125%	12/15/21	EUR	4,700	5,306
United Technologies Corp.	1.250%	5/22/23	EUR	3,200	3,611
United Technologies Corp.	1.875%	2/22/26	EUR	1,660	1,940
Verizon Communications Inc.	0.875%	4/2/25	EUR	4,900	5,173
Verizon Communications Inc.	1.375%	11/2/28	EUR	4,800	5,014
Verizon Communications Inc.	1.625%	3/1/24	EUR	5,871	6,632
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,357
Verizon Communications Inc.	2.625%	12/1/31	EUR	12,829	14,809
Verizon Communications Inc.	3.125%	11/2/35	GBP	6,700	8,478
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,500	3,133
Verizon Communications Inc.	4.750%	2/17/34	GBP	1,500	2,310
VF Corp.	0.625%	9/20/23	EUR	5,400	5,776
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	8,100	9,509
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,400	7,980
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	5,750	8,837
Wal-Mart Stores Inc.	4.875%	1/19/39	GBP	1,400	2,496
Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	700	1,282
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	8,000	14,919
Walgreens Boots Alliance Inc.	2.125%	11/20/26	EUR	6,255	7,088
Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	2,643	3,596
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	7,325	10,432
Wells Fargo & Co.	1.000%	2/2/27	EUR	6,000	6,257
Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,623
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,000	6,526
Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	5,623
Wells Fargo & Co.	2.000%	7/28/25	GBP	30,000	38,737
Wells Fargo & Co.	2.000%	4/27/26	EUR	12,000	13,822
Wells Fargo & Co.	2.222%	3/15/21	CAD	2,700	2,003
Wells Fargo & Co.	2.250%	9/3/20	EUR	9,000	10,460
Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,362
Wells Fargo & Co.	2.975%	5/19/26	CAD	10,100	7,500
Wells Fargo & Co.	3.000%	7/27/21	AUD	11,200	8,319
Wells Fargo & Co.	3.500%	9/12/29	GBP	3,330	4,810
Wells Fargo & Co.	3.874%	5/21/25	CAD	350	273
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,554
Welltower Inc.	4.500%	12/1/34	GBP	2,800	4,185
Welltower Inc.	4.800%	11/20/28	GBP	1,500	2,310
Whirlpool Corp.	0.625%	3/12/20	EUR	2,300	2,538
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,700	11,627
WPC Eurobond BV	2.250%	7/19/24	EUR	13,100	14,728
Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,426
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	5,200	5,765
Zimmer Biomet Holdings Inc.	2.425%	12/13/26	EUR	7,500	8,476
					2,116,549
U.S. Government and Agency Obligations (0.0%)
15 Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,556
					2,556
Total United States (Cost $2,151,479)					2,119,105

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Temporary Cash Investments (1.8%)
Time Deposits (1.2%)
ANZ National Bank Limited	1.000%	5/1/17	AUD	79,177	59,288
Sumitomo Mitsui Bank	0.050%	5/2/17	GBP	3,720	4,818
Bank of Montreal	0.050%	5/2/17	CAD	49,954	36,595
Royal Bank of Canada	0.050%	5/1/17	CAD	33,654	24,654
Brown Brothers Harriman & Co.	(0.600)%	5/1/17	DKK	11,590	1,697
Sumitomo Mitsui Bank	(0.575)%	5/2/17	EUR	568,853	619,652
Den Norske Bank	(0.575)%	5/2/17	EUR	49,470	53,887
Brown Brothers Harriman & Co.	0.005%	5/2/17	HKD	8,116	1,043
Skandinaviska Enskilda Banken AB	(0.220)%	5/1/17	JPY	4,793,583	43,001
ANZ National Bank Limited	1.150%	5/1/17	NZD	18,625	12,788
Brown Brothers Harriman & Co.	0.050%	5/2/17	NOK	230,531	26,850
Brown Brothers Harriman & Co.	0.010%	5/2/17	SGD	29,633	21,210
Wachovia Capital Markets LLC	6.600%	5/2/17	ZAR	341,190	25,531
Skandinaviska Enskilda Banken AB	(0.950)%	5/2/17	SEK	484,325	54,681
Brown Brothers Harriman & Co.	(1.450)%	5/2/17	CHF	4,266	4,288
					989,983

				Shares
Money Market Fund (0.6%)
[16] Vanguard Market Liquidity Fund	1.034%			4,981,773	498,277
Total Temporary Cash Investments (Cost $1,488,247)					1,488,260
Total Investments (99.6%) (Cost $83,272,371)					81,957,036

					Amount
					($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard					5,283
Receivables for Investment Securities Sold					483,634
Receivables for Accrued Income					628,917
Receivables for Capital Shares Issued					676,584
Unrealized Appreciation on Foreign Currency Contracts					296,377
Other Assets					183,943
Total Other Assets					2,274,738
Liabilities
Payables for Investment Securities Purchased					(850,129)
Payables for Capital Shares Redeemed					(9,008)
Payables for Distributions					(2,269)
Payables to Vanguard					(18,163)
Unrealized Depreciation on Foreign Currency Contracts					(1,071,360)
Other Liabilities					(14,291)
Total Liabilities					(1,965,220)
Net Assets (100%)					82,266,554

Total International Bond Index Fund

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	79,861,578
Overdistributed Net Investment Income	(640,477)
Accumulated Net Realized Gains	5,125,918
Unrealized Appreciation (Depreciation)
Investment Securities	(1,315,335)
Futures Contracts	770
Forward Currency Contracts	(774,983)
Foreign Currencies	9,083
Net Assets	82,266,554

Investor Shares—Net Assets
Applicable to 2,172,287,599 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,593,331
Net Asset Value Per Share—Investor Shares	$10.86

ETF Shares—Net Assets
Applicable to 127,105,987 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,898,379
Net Asset Value Per Share—ETF Shares	$54.27

Admiral Shares—Net Assets
Applicable to 1,397,101,843 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	30,342,165
Net Asset Value Per Share—Admiral Shares	$21.72

Institutional Shares—Net Assets
Applicable to 657,621,835 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,432,679
Net Asset Value Per Share—Institutional Shares	$32.59

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was
$7,740,274,000, representing 9.4% of net assets.
3 Guaranteed by the Republic of Austria.
4 Guaranteed by multiple countries.
5 Guaranteed by the Government of Canada.
6 Guaranteed by the Republic of France.
7 Guaranteed by the Federal Republic of Germany.
8 Securities with a value of $958,974,000 have been segregated as collateral for open forward currency contracts.
9 Securities with a value of $1,441,000 have been segregated as initial margin for open futures contracts.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Republic of Malta.
12 Guaranteed by the Kingdom of Spain.
13 Guaranteed by the Government of the United Kingdom.
14 Adjustable-rate security.
15 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

Total International Bond Index Fund

16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadiandollar.
CHF—Swissfranc.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—Britishpound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
ILS—Israeli shekel.
JPY—Japaneseyen.
KRW—SouthKoreanwon.
MXN—Mexican peso.
MYR—Malaysianringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
RUB—Russianruble.
SEK—Swedishkrona.
SGD—Singapore dollar.
THB—Thaibaht.
USD—U.S.dollar.
ZAR—South African rand.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Interest[1,2]	419,515
Total Income	419,515
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,184
Management and Administrative—Investor Shares	13,350
Management and Administrative—ETF Shares	2,990
Management and Administrative—Admiral Shares	12,045
Management and Administrative—Institutional Shares	5,161
Marketing and Distribution—Investor Shares	2,058
Marketing and Distribution—ETF Shares	237
Marketing and Distribution—Admiral Shares	1,238
Marketing and Distribution—Institutional Shares	259
Custodian Fees	2,814
Shareholders’ Reports—Investor Shares	211
Shareholders’ Reports—ETF Shares	239
Shareholders’ Reports—Admiral Shares	282
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	23
Total Expenses	42,095
Net Investment Income	377,420
Realized Net Gain (Loss)
Investment Securities Sold[1]	(539,887)
Futures Contracts	1,114
Foreign Currencies and Forward Currency Contracts	3,557,994
Realized Net Gain (Loss)	3,019,221
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(811,395)
Futures Contracts	184
Foreign Currencies and Forward Currency Contracts	(2,619,062)
Change in Unrealized Appreciation (Depreciation)	(3,430,273)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,632)

1 Interest income and realized net gain (loss) from affiliated companies of the fund were $1,317,000 and $9,000, respectively.

2 Interest income is net of foreign withholding taxes of $3,264,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	377,420	694,358
Realized Net Gain (Loss)	3,019,221	(1,991,559)
Change in Unrealized Appreciation (Depreciation)	(3,430,273)	4,192,084
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,632)	2,894,883
Distributions
Net Investment Income
Investor Shares	(260,151)	(296,357)
ETF Shares	(75,211)	(72,170)
Admiral Shares	(286,969)	(243,061)
Institutional Shares	(214,480)	(222,603)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(836,811)	(834,191)
Capital Share Transactions
Investor Shares	2,373,872	323,236
ETF Shares	1,285,060	1,541,385
Admiral Shares	10,050,586	7,390,515
Institutional Shares	4,869,251	3,213,901
Net Increase (Decrease) from Capital Share Transactions	18,578,769	12,469,037
Total Increase (Decrease)	17,708,326	14,529,729
Net Assets
Beginning of Period	64,558,228	50,028,499
End of Period[1]	82,266,554	64,558,228

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($640,477,000) and ($181,086,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares

	Six Months				May 31,
	Ended				2013[1] to
	April 30,				Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.02	$10.61	$10.45	$9.99	$10.00
Investment Operations
Net Investment Income	. 056 [2]	.135	.141	.152	.060
Net Realized and Unrealized Gain (Loss)
on Investments	(.087)	.432	.176	.455	(.011)
Total from Investment Operations	(.031)	.567	.317	.607	.049
Distributions
Dividends from Net Investment Income	(.129)	(.157)	(.157)	(.147)	(. 059)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.129)	(.157)	(.157)	(.147)	(. 059)
Net Asset Value, End of Period	$10.86	$11.02	$10.61	$10.45	$9.99

Total Return[3]	-0.27%	5.38%	3.04%	6.12%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,593	$21,521	$20,434	$14,573	$12,454
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.17%	0.23%	0.23%[4]
Ratio of Net Investment Income to
Average Net Assets	1.04%	1.18%	1.32%	1.52%	1.44%[4]
Portfolio Turnover Rate [5]	22%	20%	13%	16%	31%[6]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares

	Six Months				May 31,
	Ended				2013[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$55.09	$53.04	$52.23	$49.95	$49.94
Investment Operations
Net Investment Income	. 286 [2]	.697	.714	.783	.306
Net Realized and Unrealized Gain (Loss)
on Investments	(.438)	2.175	.882	2.249	(.054)
Total from Investment Operations	(.152)	2.872	1.596	3.032	.252
Distributions
Dividends from Net Investment Income	(. 668)	(. 822)	(.786)	(.752)	(. 242)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 668)	(. 822)	(.786)	(.752)	(. 242)
Net Asset Value, End of Period	$54.27	$55.09	$53.04	$52.23	$49.95

Total Return	-0.27%	5.46%	3.07%	6.13%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,898	$5,692	$3,968	$2,300	$665
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.15%	0.19%	0.20%[3]
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.21%	1.34%	1.56%	1.48%[3]
Portfolio Turnover Rate [4]	22%	20%	13%	16%	31%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months				May 31,
	Ended				2013[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$22.04	$21.21	$20.89	$19.98	$20.00
Investment Operations
Net Investment Income	.113 [2]	.277	.289	.312	.125
Net Realized and Unrealized Gain (Loss)
on Investments	(.171)	.874	.349	.903	(.023)
Total from Investment Operations	(.058)	1.151	.638	1.215	.102
Distributions
Dividends from Net Investment Income	(. 262)	(. 321)	(. 318)	(. 305)	(.122)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 262)	(. 321)	(. 318)	(. 305)	(.122)
Net Asset Value, End of Period	$21.72	$22.04	$21.21	$20.89	$19.98

Total Return[3]	-0.25%	5.46%	3.06%	6.13%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,342	$20,572	$12,595	$4,725	$1,636
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.19%	0.20%[4]
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.21%	1.35%	1.56%	1.49%[4]
Portfolio Turnover Rate [5]	22%	20%	13%	16%	31%[6]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months				May 31,
	Ended				2013[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$33.07	$31.83	$31.34	$29.97	$30.00
Investment Operations
Net Investment Income	.178 [2]	.431	.449	.490	.193
Net Realized and Unrealized Gain (Loss)
on Investments	(.257)	1.306	.536	1.358	(.034)
Total from Investment Operations	(.079)	1.737	.985	1.848	.159
Distributions
Dividends from Net Investment Income	(. 401)	(. 497)	(. 495)	(. 478)	(.189)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 401)	(. 497)	(. 495)	(. 478)	(.189)
Net Asset Value, End of Period	$32.59	$33.07	$31.83	$31.34	$29.97

Total Return	-0.23%	5.49%	3.15%	6.22%	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,433	$16,773	$13,032	$6,747	$3,361
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.09%	0.12%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	1.12%	1.26%	1.40%	1.63%	1.55%[3]
Portfolio Turnover Rate [4]	22%	20%	13%	16%	31%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Select Shares through April 30, 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

Total International Bond Index Fund

futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at April 30, 2017.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.

Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended April 30, 2017, the fund’s average investment in forward currency contracts represented 100% of net assets, based on the average net amount of notional exposure at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Total International Bond Index Fund

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $5,283,000, representing 0.01% of the fund’s net assets and 2.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Total International Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,556	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,277,012	—
Corporate Bonds	—	10,252,605	—
Sovereign Bonds	—	65,936,603	—
Temporary Cash Investments	498,277	989,983	—
Futures Contracts[1]	—	—	—
Forward Currency Contracts—Assets	—	296,377	—
Forward Currency Contracts—Liabilities	—	(1,071,360)	—
Total	498,277	80,683,776	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	296,377	296,377
Liabilities	—	(1,071,360)	(1,071,360)

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2017, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,114	—	1,114
Forward Currency Contracts	—	3,556,593	3,556,593
Realized Net Gain (Loss) on Derivatives	1,114	3,556,593	3,557,707

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	184	—	184
Forward Currency Contracts	—	(2,637,456)	(2,637,456)
Change in Unrealized Appreciation (Depreciation) on Derivatives	184	(2,637,456)	(2,637,272)

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Euro-Schatz	June 2017	1,925	235,357	(138)
AUD 10-Year Treasury Bond	June 2017	319	30,986	903
AUD 3-Year Treasury Bond	June 2017	7	588	5
				770

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond, is required to be treated as realized gain (loss) for tax purposes.

Total International Bond Index Fund

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	5/3/17	EUR	10,201,546	USD	11,108,975	5,325
Bank of America N.A.	5/3/17	EUR	8,025,112	USD	8,738,428	4,706
Deutsche Bank AG	5/3/17	EUR	7,070,618	USD	7,699,548	3,691
Toronto Dominion Securities	5/3/17	EUR	7,001,263	USD	7,624,025	3,655
Toronto Dominion Securities	5/2/17	JPY	557,944,893	USD	5,005,337	(224)
BNP Paribas	5/3/17	GBP	3,700,455	USD	4,787,464	5,804
Goldman Sachs Bank AG	5/2/17	JPY	446,350,863	USD	4,004,224	(180)
Credit Suisse International	5/3/17	EUR	3,004,496	USD	3,271,746	1,568
Deutsche Bank AG	5/2/17	JPY	334,769,837	USD	3,003,228	(135)
Bank of America N.A.	5/2/17	JPY	292,965,657	USD	2,628,202	(118)
Citibank, N.A.	5/3/17	GBP	1,820,140	USD	2,354,806	2,855
BNP Paribas	5/4/17	KRW	2,466,646,500	USD	2,181,329	(13,509)
Citibank, N.A.	5/2/17	CAD	2,294,672	USD	1,678,253	2,764
BNP Paribas	5/3/17	CHF	1,154,000	USD	1,159,275	760
Goldman Sachs Bank AG	5/3/17	EUR	1,033,826	USD	1,125,785	540
Morgan Stanley Capital Services LLC	5/3/17	EUR	1,033,826	USD	1,125,785	540
Citibank, N.A.	5/3/17	EUR	1,002,889	USD	1,092,096	524
UBS AG	5/2/17	AUD	1,456,067	USD	1,088,920	1,383
BNP Paribas	5/2/17	JPY	111,596,195	USD	1,001,132	(45)
Citibank, N.A.	5/2/17	JPY	111,580,119	USD	1,000,988	(45)
Credit Suisse International	5/2/17	JPY	111,560,032	USD	1,000,808	(45)
UBS AG	5/2/17	CAD	1,355,656	USD	991,513	1,605
HSBC Bank USA N.A.	5/2/17	CAD	1,294,425	USD	946,715	1,547
Toronto Dominion Securities	5/3/17	SEK	6,902,748	USD	779,549	(92)
Toronto Dominion Securities	5/2/17	CAD	1,000,247	USD	731,549	1,206
Goldman Sachs Bank AG	5/3/17	MXN	10,451,531	USD	550,726	4,153
Citibank, N.A.	5/2/17	DKK	3,598,700	USD	526,911	120
JPMorgan Chase Bank N.A.	5/2/17	AUD	686,394	USD	513,320	652
Deutsche Bank AG	5/3/17	MYR	1,879,160	USD	432,687	133
BNP Paribas	5/3/17	THB	14,414,703	USD	418,667	(1,945)
JPMorgan Chase Bank N.A.	5/4/17	PLN	1,591,210	USD	409,979	190
BNP Paribas	5/2/17	AUD	523,487	USD	391,489	497
Goldman Sachs Bank AG	5/3/17	ZAR	5,085,939	USD	380,009	353
Citibank, N.A.	5/2/17	AUD	486,052	USD	363,494	462
HSBC Bank USA N.A.	5/3/17	SGD	480,800	USD	343,994	147
Citibank, N.A.	5/2/17	NZD	370,000	USD	254,024	19

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank N.A.	5/3/17	ILS	793,500	USD	219,214	(102)
Toronto Dominion Securities	5/3/17	NOK	1,745,210	USD	203,725	(455)
JPMorgan Chase Bank N.A.	5/3/17	CZK	4,090,000	USD	165,955	11
Credit Suisse International	5/2/17	RUB	8,750,000	USD	153,536	165
BNP Paribas	5/3/17	HUF	40,000,000	USD	139,187	(50)
HSBC Bank USA N.A.	5/4/17	HKD	171,500	USD	22,051	—
JPMorgan Chase Bank N.A.	5/2/17	JPY	2,400,000	USD	21,568	(39)
Toronto Dominion Securities	5/3/17	USD	12,083,876	EUR	11,286,881	(212,865)
Bank of America N.A.	5/3/17	USD	12,068,335	EUR	11,270,394	(210,445)
BNP Paribas	6/2/17	USD	11,295,096	EUR	10,358,015	(7,390)
Bank of America N.A.	6/2/17	USD	8,723,950	EUR	8,000,112	(5,633)
BNP Paribas	5/3/17	USD	7,924,140	EUR	7,400,480	(138,475)
Deutsche Bank AG	6/2/17	USD	7,710,333	EUR	7,070,618	(5,003)
Toronto Dominion Securities	6/2/17	USD	7,634,682	EUR	7,001,263	(4,975)
Toronto Dominion Securities	6/2/17	USD	5,011,038	JPY	557,944,894	(464)
Bank of America N.A.	5/2/17	USD	4,942,936	JPY	550,251,533	6,838
BNP Paribas	6/2/17	USD	4,791,275	GBP	3,700,455	(6,274)
BNP Paribas	5/3/17	USD	4,442,946	GBP	3,550,194	(155,685)
Goldman Sachs Bank AG	6/2/17	USD	4,008,682	JPY	446,350,863	(474)
Citibank, N.A.	5/2/17	USD	3,984,490	JPY	443,559,372	5,487
Toronto Dominion Securities	5/2/17	USD	3,696,953	JPY	410,311,035	16,208
Credit Suisse International	6/2/17	USD	3,276,378	EUR	3,004,496	(2,077)
Deutsche Bank AG	6/2/17	USD	3,006,582	JPY	334,769,836	(345)
Bank of America N.A.	6/2/17	USD	2,631,185	JPY	292,965,657	(253)
Citibank, N.A.	6/2/17	USD	2,382,581	GBP	1,840,140	(3,116)
Credit Suisse International	5/3/17	USD	2,303,666	EUR	2,148,920	(37,522)
BNP Paribas	6/2/17	USD	2,181,714	KRW 2,466,646,500		13,167
Citibank, N.A.	5/3/17	USD	2,177,754	GBP	1,740,402	(76,620)
Deutsche Bank AG	5/3/17	USD	2,143,034	EUR	2,001,011	(37,011)
Citibank, N.A.	5/3/17	USD	2,142,402	EUR	2,000,469	(37,053)
Barclays Capital	5/3/17	USD	2,142,372	EUR	2,000,422	(37,032)
Goldman Sachs Bank AG	5/4/17	USD	2,127,945	KRW 2,368,583,500		46,308
Goldman Sachs Bank AG	5/2/17	USD	1,769,711	CAD	2,359,820	40,968
Citibank, N.A.	5/2/17	USD	1,751,400	CAD	2,334,820	40,972
Citibank, N.A.	6/2/17	USD	1,678,963	CAD	2,294,672	(2,856)
BNP Paribas	6/2/17	USD	1,161,392	CHF	1,154,000	(972)
Morgan Stanley Capital Services LLC	6/2/17	USD	1,127,390	EUR	1,033,826	(703)
Goldman Sachs Bank AG	6/2/17	USD	1,127,389	EUR	1,033,826	(703)

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	6/2/17	USD	1,093,611	EUR	1,002,889	(725)
UBS AG	6/2/17	USD	1,088,282	AUD	1,456,067	(1,360)
BNP Paribas	5/3/17	USD	1,084,803	CHF	1,084,000	(4,866)
Morgan Stanley Capital Services LLC	5/2/17	USD	1,013,047	JPY	112,733,898	1,754
BNP Paribas	6/2/17	USD	1,002,306	JPY	111,596,195	(59)
Citibank, N.A.	6/2/17	USD	1,002,139	JPY	111,580,119	(82)
Credit Suisse International	6/2/17	USD	1,001,958	JPY	111,560,032	(82)
BNP Paribas	5/2/17	USD	996,087	JPY	110,884,914	1,381
Deutsche Bank AG	5/2/17	USD	996,076	JPY	110,888,167	1,340
Barclays Capital	5/2/17	USD	995,924	JPY	110,870,285	1,349
HSBC Bank USA N.A.	5/2/17	USD	995,507	JPY	110,818,389	1,398
UBS AG	6/2/17	USD	991,884	CAD	1,355,656	(1,708)
HSBC Bank USA N.A.	6/2/17	USD	947,124	CAD	1,294,424	(1,590)
Toronto Dominion Securities	6/2/17	USD	780,718	SEK	6,902,748	(17)
Toronto Dominion Securities	6/2/17	USD	775,749	CAD	1,060,247	(1,331)
UBS AG	5/2/17	USD	750,390	CAD	1,000,360	17,552
Toronto Dominion Securities	5/3/17	USD	737,164	SEK	6,572,748	(5,029)
UBS AG	5/2/17	USD	695,505	AUD	912,189	12,458
Goldman Sachs Bank AG	6/2/17	USD	547,939	MXN	10,451,531	(3,921)
Citibank, N.A.	6/2/17	USD	527,715	DKK	3,598,700	(214)
Goldman Sachs Bank AG	5/3/17	USD	515,446	MXN	9,751,531	(2,271)
JPMorgan Chase Bank N.A.	6/2/17	USD	513,033	AUD	686,394	(627)
Toronto Dominion Securities	5/2/17	USD	504,607	DKK	3,503,700	(8,512)
JPMorgan Chase Bank N.A.	5/2/17	USD	478,187	AUD	627,116	8,603
Deutsche Bank AG	6/2/17	USD	431,991	MYR	1,879,160	(182)
Deutsche Bank AG	5/3/17	USD	424,664	MYR	1,879,160	(8,155)
BNP Paribas	6/2/17	USD	418,545	THB	14,414,703	1,911
BNP Paribas	5/2/17	USD	416,707	AUD	546,521	7,472
JPMorgan Chase Bank N.A.	6/2/17	USD	409,815	PLN	1,591,210	(212)
Deutsche Bank AG	5/3/17	USD	406,563	THB	14,019,703	1,260
BNP Paribas	6/2/17	USD	391,265	AUD	523,487	(485)
Goldman Sachs Bank AG	6/2/17	USD	378,037	ZAR	5,085,939	(203)
Citibank, N.A.	5/2/17	USD	375,964	AUD	493,039	6,776
Bank of America N.A.	5/4/17	USD	366,167	PLN	1,451,210	(7,914)
Citibank, N.A.	6/2/17	USD	363,291	AUD	486,052	(444)
JPMorgan Chase Bank N.A.	5/3/17	USD	347,347	ZAR	4,680,939	(2,725)
Barclays Capital	5/2/17	USD	345,500	AUD	453,136	6,192
HSBC Bank USA N.A.	6/2/17	USD	344,094	SGD	480,800	(161)

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	5/3/17	USD	322,688	SGD	450,800	20
Citibank, N.A.	6/2/17	USD	253,826	NZD	370,000	1
Morgan Stanley Capital Services LLC	5/3/17	USD	230,698	EUR	215,000	(3,539)
JPMorgan Chase Bank N.A.	6/2/17	USD	219,402	ILS	793,500	72
Citibank, N.A.	5/2/17	USD	216,541	NZD	310,000	3,695
UBS AG	6/2/17	USD	215,549	JPY	24,000,000	(21)
JPMorgan Chase Bank N.A.	5/3/17	USD	204,962	ILS	743,500	(343)
Toronto Dominion Securities	6/2/17	USD	203,795	NOK	1,745,210	444
Citibank, N.A.	5/3/17	USD	179,964	NOK	1,545,210	(12)
JPMorgan Chase Bank N.A.	6/2/17	USD	166,211	CZK	4,090,000	(82)
Credit Suisse International	5/2/17	USD	154,071	RUB	8,750,000	370
Credit Suisse International	6/1/17	USD	152,486	RUB	8,750,000	(66)
JPMorgan Chase Bank N.A.	5/3/17	USD	147,578	CZK	3,710,000	(2,968)
BNP Paribas	6/2/17	USD	139,304	HUF	40,000,000	21
Toronto Dominion Securities	5/2/17	USD	112,101	CAD	150,000	2,216
Bank of America N.A.	5/3/17	USD	103,998	HUF	30,000,000	(356)
Credit Suisse International	5/3/17	USD	89,594	GBP	70,000	(1,078)
Goldman Sachs Bank AG	5/4/17	USD	85,957	KRW	98,063,000	(226)
Credit Suisse International	5/2/17	USD	80,542	JPY	8,850,000	1,152
Deutsche Bank AG	5/3/17	USD	74,964	GBP	60,000	(2,755)
BNP Paribas	6/2/17	USD	71,859	JPY	8,000,000	2
Credit Suisse International	5/3/17	USD	54,645	EUR	50,000	171
Toronto Dominion Securities	5/2/17	USD	52,884	AUD	70,000	468
BNP Paribas	6/2/17	USD	51,216	CAD	70,000	(88)
Toronto Dominion Securities	5/3/17	USD	50,149	GBP	40,000	(1,664)
JPMorgan Chase Bank N.A.	6/2/17	USD	42,021	EUR	38,532	(24)
Toronto Dominion Securities	5/2/17	USD	41,645	NZD	60,000	449
Credit Suisse International	5/3/17	USD	40,070	CHF	40,000	(139)
Barclays Capital	5/3/17	USD	38,305	GBP	30,000	(554)
BNP Paribas	5/2/17	USD	37,700	CAD	50,000	1,072
Morgan Stanley Capital Services LLC	5/2/17	USD	37,442	AUD	50,000	1
Credit Suisse International	5/2/17	USD	37,430	CAD	50,000	801
Morgan Stanley Capital Services LLC	5/3/17	USD	34,651	HUF	10,000,000	(134)
Toronto Dominion Securities	5/3/17	USD	29,879	CHF	30,000	(278)
Toronto Dominion Securities	5/3/17	USD	23,211	NOK	200,000	(84)
HSBC Bank USA N.A.	5/4/17	USD	22,083	HKD	171,500	33
HSBC Bank USA N.A.	6/2/17	USD	22,064	HKD	171,500	—
Toronto Dominion Securities	5/3/17	USD	20,670	MXN	390,000	(35)

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	5/4/17	USD	20,185	PLN	80,000	(437)
Toronto Dominion Securities	5/3/17	USD	19,380	SEK	170,000	184
Goldman Sachs Bank AG	5/3/17	USD	18,810	GBP	15,000	(620)
Bank of America N.A.	5/3/17	USD	18,675	GBP	15,000	(754)
JPMorgan Chase Bank N.A.	5/3/17	USD	17,761	SEK	160,000	(307)
BNP Paribas	5/3/17	USD	16,383	MXN	310,000	(75)
Deutsche Bank AG	5/3/17	USD	16,036	ZAR	210,000	331
Toronto Dominion Securities	5/3/17	USD	15,467	CZK	380,000	48
Citibank, N.A.	5/4/17	USD	15,122	PLN	60,000	(344)
BNP Paribas	5/3/17	USD	14,478	ZAR	195,000	(106)
Toronto Dominion Securities	5/3/17	USD	14,296	SGD	20,000	(20)
Credit Suisse International	5/3/17	USD	13,686	ILS	50,000	(121)
JPMorgan Chase Bank N.A.	6/2/17	USD	12,948	GBP	10,000	(17)
Citibank, N.A.	6/2/17	USD	11,864	THB	408,582	54
UBS AG	5/3/17	USD	11,403	THB	395,000	(16)
JPMorgan Chase Bank N.A.	5/2/17	USD	7,165	DKK	50,000	(157)
JPMorgan Chase Bank N.A.	5/3/17	USD	7,161	SGD	10,000	3
Bank of America N.A.	5/2/17	USD	6,456	DKK	45,000	(135)
						(774,983)
Refer to the Statement of Net Assets for currency abbreviations.

At April 30, 2017, counterparties had deposited in segregated accounts securities and cash with a value of $67,714,000 in connection with open forward currency contracts.

Total International Bond Index Fund

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in the		Net
Reflected in		Reflected in	Net Amount	Statement of Net Assets		Exposure[3]
Statement of		Statement of	Receivable	Collateral	Collateral	(Not Less
Net Assets[1]		Net Assets[1]	(Payable)	Pledged [2]	Received [2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forwards subject to offsetting
arrangements, by counterparty
Bank of America N.A.	11,544	(225,608)	(214,064)	263,995	—	—
Barclays Capital	7,541	(37,586)	(30,045)	29,198	—	—
BNP Paribas	37,412	(330,461)	(293,049)	279,882	—	—
Citibank, N.A.	63,729	(121,511)	(57,782)	65,918	—	—
Credit Suisse International	4,227	(41,130)	(36,903)	31,708	—	—
Deutsche Bank AG	6,755	(53,586)	(46,831)	53,563	—	—
Goldman Sachs Bank AG	92,322	(8,598)	83,724	—	36,888	46,833
HSBC Bank USA N.A.	3,125	(1,751)	1,374	15,509	—	—
JPMorgan Chase Bank N.A.	9,531	(7,603)	1,928	—	1,905	23
Morgan Stanley Capital
Services LLC	2,295	(4,376)	(2,081)	6,644	—	—
Toronto Dominion Securities	24,878	(236,045)	(211,167)	212,557	—	—
UBS AG	33,018	(3,105)	29,913	—	28,921	992
Exchange Traded Futures Contracts —		—	—	1,441	—	—
Total	296,377	(1,071,360)	(774,983)	960,415	67,714	47,848

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of
Net Assets.
2 Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.
3 Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund had realized currency gains (included in accumulated net realized gains for financial reporting purposes) totaling $1,559,446,000 through October 31, 2016, which, as part of the fund’s currency hedge, are deferred for tax purposes. These currency gains are deferred until such time as they are used to offset other currency-related losses (primarily the currency component of unrealized losses on investment securities) that are not yet realized for financial reporting or tax purposes.

Total International Bond Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $86,997,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $83,272,371,000. Net unrealized depreciation of investment securities for tax purposes was $1,315,335,000, consisting of unrealized gains of $1,387,368,000 on securities that had risen in value since their purchase and $2,702,703,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $24,020,758,000 of investment securities and sold $7,421,420,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $0 and $15,574,000, respectively.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2017	October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,301,599	212,876	2,108,276	193,336
Issued in Lieu of Cash Distributions	259,908	24,032	296,154	27,276
Redeemed	(187,635)	(17,308)	(2,081,194)	(194,303)
Net Increase (Decrease)—Investor Shares	2,373,872	219,600	323,236	26,309
ETF Shares
Issued	1,290,532	23,880	1,579,940	29,214
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,472)	(100)	(38,555)	(700)
Net Increase (Decrease)—ETF Shares	1,285,060	23,780	1,541,385	28,514
Admiral Shares
Issued	10,941,077	504,823	8,538,026	392,361
Issued in Lieu of Cash Distributions	274,504	12,695	233,146	10,711
Redeemed	(1,164,995)	(53,846)	(1,380,657)	(63,407)
Net Increase (Decrease)—Admiral Shares	10,050,586	463,672	7,390,515	339,665
Institutional Shares
Issued	5,647,058	174,601	4,076,304	124,528
Issued in Lieu of Cash Distributions	213,426	6,577	221,541	6,789
Redeemed	(991,233)	(30,692)	(1,083,944)	(33,609)
Net Increase (Decrease)—Institutional Shares	4,869,251	150,486	3,213,901	97,708

At April 30, 2017, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 43% of the fund’s net assets.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	10/31/2016	4/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$997.28	$0.74
ETF Shares	1,000.00	997.34	0.59
Admiral Shares	1,000.00	997.46	0.59
Institutional Shares	1,000.00	997.71	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2013 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2013, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total International Bond Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of Vanguard Total International Bond Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Total International Bond Index Fund is the licensing of the Barclays Index, which is determined, composed, and calculated by Barclays without regard to Vanguard or Vanguard Total International Bond Index Fund or any owners or purchasers of Vanguard Total International Bond Index Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Total International Bond Index Fund, or the owners of Vanguard Total International Bond Index Fund into consideration in determining, composing, or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Total International Bond Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of Vanguard Total International Bond Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY, AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT

TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED), AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED, OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED). BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12312 062017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2017

VANGUARD CHARLOTTE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 15, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.